File Nos. 333-91856 and 811-21141

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]

Pre*Effective Amendment No. ________.......................              [ ]

Post*Effective Amendment No.   9    .......................              [X]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]

Amendment No.   12    ....................................               [X]

                                   MDT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            125 CambridgePark Drive
                              Cambridge, MA 02140
              (Address of Principal Executive Offices) (Zip Code)

                                 (617) 234-2200
              (Registrant's Telephone Number, Including Area Code)

                                  John Sherman
                            125 CambridgePark Drive
                              Cambridge, MA 02140
                    (Name and Address of Agent for Service)

                                   Copies to:
                              Julie Allecta, Esq.
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA 94105

As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b).
[X] on November 28, 2006 pursuant to paragraph (b).
[ ] 60 days after filing pursuant to paragraph (a)(1).
[ ] on (date) pursuant to paragraph (a)(1).
[ ] 75 days after filing pursuant to paragraph (a)(2).
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.









                                  Prospectus
                               November 30, 2006



                             MDT All Cap Core Fund
                        MDT Tax Aware/All Cap Core Fund
                           MDT Large Cap Growth Fund
                            MDT Mid Cap Growth Fund
                            MDT Small Cap Core Fund
                           MDT Small Cap Growth Fund
                           MDT Small Cap Value Fund

                               MDT Balanced Fund
                           MDT Short-Term Bond Fund

                              Class A & C Shares





The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                   MDT FUNDS

                               TABLE OF CONTENTS


 MDT ALL CAP CORE FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses
 MDT TAX AWARE/ALL CAP CORE FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses
 MDT LARGE CAP GROWTH FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses
 MDT MID CAP GROWTH FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses
 MDT SMALL CAP CORE FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses
 MDT SMALL CAP GROWTH FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses
 MDT SMALL CAP VALUE FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses

 MDT BALANCED FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses

 MDT SHORT-TERM BOND FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses
 MORE ABOUT THE FUNDS
     Additional Investment Strategies
     Additional Risks
     Portfolio Holdings Information
 MANAGEMENT OF THE FUNDS
     The Adviser
     Management Team
     Prior Performance of Similar Accounts
 YOUR ACCOUNT
     Distribution of Shares
     Choosing a Share Class
     Payments to Financial Intermediaries
     Share Price
     Buying Shares
     Selling Shares
     Frequent Trading Policies
     Retirement and Other Qualified Plans
     Account and Share Information
 DISTRIBUTION AND TAXES
     Dividends And Distributions
     Taxation
 LEGAL PROCEEDINGS
 APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
 FINANCIAL HIGHLIGHTS
 NOTICE OF PRIVACY POLICY

MDT ALL CAP CORE FUND

This Prospectus offers Class A and Class C shares of the MDT All Cap Core Fund. The Fund was previously designated as the "Optimum Q-All Cap Core Fund."

 INVESTMENT OBJECTIVE

The All Cap Core Fund's investment objective is long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in common stock of U.S. companies. The Fund utilizes a whole market, all-cap/all-style strategy. The Adviser selects most of its investments from companies listed in the Russell 3000{reg-trade-mark} Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Optimum Q process views as opportunities.
The MDT All Cap Core strategy was developed using the proprietary Optimum Q process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up-considering profit trends, earnings risk, and company valuation-in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio's exposure to any one business, industry or sector differs from that of the strategy's universe of possible investments. As mentioned above, the strategy's "universe" of possible investments approximates that of the Russell 3000{reg-trade-mark} Index. For more information about the Russell 3000{reg-trade-mark} Index, please see "More About the Funds" below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.

 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Stocks selected for the Fund's portfolio may decline in value more than the overall stock market.
Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect. Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.

 THIS FUND MAY BE APPROPRIATE FOR YOU IF:
    *    wish to invest for the long-term

    *    You are seeking growth and value style investments in any size company

    *    You are looking for an equity component to complete your portfolio

 This Fund is not appropriate for you if you have short-term financial goals.

 PERFORMANCE

RISK/RETURN BAR CHART AND TABLE
The Fund's Class A Shares commenced operations on February 12, 2003. For the period prior to the commencement of operations of Class A Shares, the performance information shown in the bar chart below is for the Fund's Institutional Class, adjusted to reflect the expenses of Class A Shares.

  The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 0.05% up to 0.35%.


The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended 2005. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 2003 through 2005. The percentages noted are: 29.40%, 13.65% and 11.94%, respectively.



The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the six-month period from January 1, 2006 to September 30, 2006 was x.xx%.

Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 12.25% (quarter ended December 31, 2003). Its lowest quarterly return was (0.43)% (quarter ended September 30, 2004).


AVERAGE ANNUAL TOTAL RETURN TABLE


The Average Annual Total Returns for the Fund's Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 3000 Index (Russell 3000), a broad-based market index, and the Lipper Multi-Cap Core Funds Average (LMCCFA), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes and averages are unmanaged and it is not possible to invest directly in an index or average.

 (For the periods ended December 31, 2005)


                                                               1 YEAR   START OF PERFOMANCE1
CLASS A SHARES2,3
Return Before Taxes                                              5.50%  16.28%
Return After Taxes on Distributions4                             3.98%  14.91%
Return After Taxes on Distributions and Sale of Fund Shares4     4.11%  13.53%
Class C Shares2                                                  10.18% 17.56%
RUSSELL 30005                                                    6.12%  17.34%
LMCCFA6                                                          8.22%  17.68%

   1 The Fund's Institutional Class commenced operations on October 1, 2002. Class A Shares and Class C Shares commenced operations on February 12, 2003 and September 15, 2005, respectively. The returns for the two indexes have been calculated since the inception of the Fund's Institutional Class.
   2 The Fund's Class A Shares and Class C Shares total returns for such periods are those of the Fund's Institutional Class, but adjusted to reflect the sales charges or contingent deferred sales charge (CDSC) and expenses applicable to that Class.
   3 The returns for Class A Shares have been restated to reflect the imposition of a front-end sales charge on purchases as of November 28, 2005.
   4 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
   5 The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.
   6 The Lipper Multi-Cap Core Funds Index is the average of the 30 largest funds in the Lipper Multi-Cap Core Funds category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted average basis) above 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-book ratio and three-year-sales-per-growth value, compared to the S&P Super Composite 1500 Index. The return of the index assumes the reinvestment of any dividends or other distributions.


 FEES AND EXPENSES


MDT ALL CAP CORE FUND


As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. The fees and expenses are described in the tables below and are further explained in the example that follows:

SHAREHOLDER FEES                                                                                       CLASS      CLASS
Fees Paid Directly From Your Investment                                                                A          C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   5.50%      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
proceeds, as applicable)                                                                               0.00%      1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions (and other Distributions)              None       None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                    2.00%      2.00%
Exchange Fee                                                                                           None       None
ANNUAL FUND OPERATING EXPENSES (BEFORE REIMBURSEMENT)2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fees3                                                                                       0.75%      0.75%
Distribution (12b-1) Fees                                                                              0.25%4 1   1.00%
Other Expenses5                                                                                        0.28%      0.28%
Total Annual Fund Operating Expenses                                                                   1.28%      2.03%

1 The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.
2 The percentages shown are annualized based on anticipated expenses for the fiscal year ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the transfer agent expects to reimburse certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2007.

  Total Waiver of Fund Expenses                                                                        0.01%       0.01%
  Total Anticipated Annual Fund Operating Expenses (after voluntary reimbursement)                     1.27%       2.02%

3    The  Adviser  has  contractually  agreed  to limit  the Class A and Class C
     Shares'  Total  Annual  Fund   Operating   Expenses  to  1.50%  and  2.25%,
     respectively,  of average net assets of the Fund through November 30, 2008.
     Any waiver  and/or  reimbursement  by the transfer  agent that reduces such expenses  may have the  effect  of  reducing  the  amount  to be  waived or reimbursed by the Adviser pursuant to its contractual commitment.

4 The Fund's Rule 12b-1 Plan permits the Fund's Class A Shares to pay 12b-1 fees of up to 0.35%. Currently, the Board of Trustees has authorized the Fund's Class A Shares to pay up to 0.25%.

5 Includes an account administration fee which is used to compensate intermediaries for account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
     Please see "Payments to Financial Intermediaries" herein. The transfer agent expects to voluntarily reimburse a portion of its fee. This voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund's Class A Shares and Class C Shares (after the anticipated voluntary reimbursement) are expected to be 0.27% for the fiscal year ending July 31, 2007.


EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares and Class C Shares operating expenses are before waivers or reimbursement as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                 1 Year 3 Years  5 Years   10 Years
 CLASS A SHARES
 Expenses assuming redemption    $  673 $    934  $  1,214 $  2,010
 Expenses assuming no redemption $  673 $    934  $  1,214 $  2,010
 CLAS C SHARES
 Expenses assuming redemption    $  306 $    637  $  1,093 $  2,358
 Expenses assuming no redemption $  206 $    637  $  1,093 $  2,358








MDT TAX AWARE/ALL CAP CORE FUND

This Prospectus offers Class A and Class C shares of the MDT Tax Aware/All Cap Core Fund.

 INVESTMENT OBJECTIVE

The Tax Aware/All Cap Core Fund's investment objective is long-term capital appreciation while seeking to minimize the impact of taxes.

 PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in common stock of U.S. companies. The Fund utilizes a whole market, tax aware, all-cap/all-style strategy. The Adviser selects most of its investments from companies listed in the Russell 3000{reg-trade-mark} Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Optimum Q process views as opportunities.
The MDT Tax Aware/All Cap Core strategy was developed using the proprietary Optimum Q process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize after-tax compound annual return while controlling risk. The portfolio is constructed from the bottom up-considering profit trends, earnings risk, and company valuation-in much the same way as a fundamental analyst would. The process takes into account trading costs and taxes to ensure that trades are generated only to the extent they are expected to be profitable after these considerations. The process also takes into account the difference between short- and long-term tax rates, and the benefits of deferring taxes to the next calendar year.
Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio's exposure to any one business, industry or sector differs from that of the strategy's universe of possible investments. As mentioned above, the strategy's "universe" of possible investments approximates that of the Russell 3000{reg-trade-mark} Index. For more information about the Russell 3000{reg-trade-mark} Index, please see "More About the Funds" below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.

 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Stocks selected for the Fund's portfolio may decline in value more than the overall stock market.
Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Tax Risk. The risk that managing the Fund for after-tax returns may hurt the Fund's performance. Because the Fund's investment strategy considers tax consequences in making investment decisions, the Fund's pre-tax performance could possibly be lower than that of a similar fund that is not tax-managed. The Fund is therefore not a suitable investment for IRAs, other tax-exempt or tax deferred accounts or for other investors who are not sensitive to the federal income tax consequences of their investments.
Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect. Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.

 THIS FUND MAY BE APPROPRIATE FOR YOU IF:
    *   wish to invest for the long-term
    *   You are seeking growth and value style investments in any size company
    *   You are looking for an equity component to complete your portfolio
    * You are seeking investments that take into account the impact of taxes This Fund is not appropriate for you if you have short-term financial goals.

 PERFORMANCE

Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.

 FEES AND EXPENSES


MDT TAX AWARE/ALL CAP CORE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A and Class C Shares.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment                                                                          CLASS A    CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                               5.50%      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)                                                                                                        0.00%      1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of
offering price)                                                                                                    None       None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                                2.00%      2.00%
Exchange Fee                                                                                                       None       None

ANNUAL FUND OPERATING EXPENSES (Before Waivers/Reimbursements)2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee3                                                                                                    1.00%      1.00%
Distribution (12b-1) Fee                                                                                           0.25%4     1.00%
Other Expenses5                                                                                                    1.06%      1.06%
Total Annual Fund Operating Expenses                                                                               2.31%      3.06%
Fee Waivers/Reimbursements (contractual)                                                                           0.26%      0.26%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements)                                    2.05%      2.80%

1    The Fund charges a 2.00%  redemption fee on shares redeemed within 180 days of purchase.
2    The percentages shown are annualized based on anticipated  expenses for the fiscal year ending July 31, 2007.  However,  the rate at which expenses are accrued  during the fiscal year may not be constant and, at any  particular point,  may be  greater or less than the stated  average  percentage.  As a result of contractual obligations and voluntary waivers/reimbursements, the
     Adviser, administrator, transfer agent, and fund accountant expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2007.
  Total Waivers/Reimbursements of Fund Expenses (voluntary)                                                        0.40%      0.40%
  Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursements)                                  1.65%      2.40%
3    Under the investment adviser contract, the Adviser will waive to the extent of its management  fee, the amount,  if any, by which the aggregate  annual operating  expenses  for the Class A Shares  and Class C Shares of the Fund
     exceed  2.05% and 2.80%,  respectively,  of their daily net assets  through
     November  2008.  Any waiver  and/or  reimbursements  by the  administrator, transfer agent or fund  accountant  that reduces such expenses may have the effect of  reducing  the amount to be waived or  reimbursed  by the Adviser pursuant  to its  contractual  commitment.  Pursuant  to  this  contractual commitment,  the Adviser  expects to waiver 0.02% of its management fee for the fiscal year ending July 31,  2007.  As a separate  matter,  the Adviser expects to voluntarily  waive 0.40% of the management  fee. The Adviser can terminate this  voluntary  waiver at any time at its sole  discretion.  The management  fee to be paid by the Fund (after the  anticipated  contractual and  voluntary  waivers) is expected to be 0.58% for the fiscal year ending
     July 31, 2007.
4    The Fund's Rule 12b-1 Plan  permits the Fund's  Class A Shares to pay 12b-1 fees of up to 0.35%.  Currently,  the Board of Trustees has  authorized the
     Fund's Class A Shares to pay up to 0.25%.
5    Includes a shareholder  services  fee/account  administration  fee which is used to  compensate  intermediaries  for  shareholder  services  or account administrative services. Also includes a recordkeeping fee which is used to compensate  intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The administrator,  transfer agent and fund accountant  expect to voluntarily  waive and/or reimburse a portion of their fee. These voluntary  waivers/reimbursements can be terminated at any time. Total other operating expenses paid by the Fund's Class A and Class C
     Shares  (after  the  anticipated  voluntary   waivers/reimbursements)   are
     expected to be 0.82% for the fiscal year ending July 31, 2007.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund's Class A and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A and Class C Shares operating expenses are before waivers as shown in the Table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 2.05% and 2.80%, respectively for Class A Shares and Class C Shares. The second year of the 3, 5 and 10 Years columns reflects the contractually imposed expenses limitation of 2.05% and 2.80%, respectively for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares and Class C Shares without any waivers/reimbursements for the remainder of the year.
  The remaining years reflect the "Total Annual Fund Operating Expenses" without any waivers/reimbursements. . Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                 1 Year  3 Years  5 Years 10 Years
 CLASS A SHARES
 Expenses assuming redemption    $  747  $  1,200 $1,687  $3,024
 Expenses assuming no redemption  $  747 $  1,200 $1,687  $3,024
 CLAS C SHARES
 Expenses assuming redemption    $  383  $    912 $1,575  $3,349
 Expenses assuming no redemption $  283  $    912 $1,575  $3,349








MDT LARGE CAP GROWTH FUND

This Prospectus offers Class A and Class C shares of the MDT Large Cap Growth Fund.

 INVESTMENT OBJECTIVE

The Large Cap Growth Fund's investment objective is long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in common stock of large sized U.S. companies. The Fund utilizes a large cap growth strategy. Under normal market conditions the Fund invests at least 80% of its net assets in stocks of large-cap companies. The Fund considers large-cap companies to be those of a size similar to companies listed in the Russell 1000{reg-trade-mark} Growth Index, and the Adviser selects most of the Fund's investments from companies listed in the Russell 1000 Growth{reg-trade-mark} Index. The index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization.
The MDT Large Cap Growth strategy was developed using the proprietary Optimum Q process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up-considering profit trends, earnings risk, and company valuation-in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio's exposure to any one business, industry or sector differs from that of the strategy's universe of possible investments. As mentioned above, the strategy's "universe" of possible investments approximates that of the Russell 1000 Growth{reg-trade-mark} Index. For more information about the Russell 1000 Growth{reg-trade-mark} Index, please see "More About the Funds" below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.

 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Stocks selected for the Fund's portfolio may decline in value more than the overall stock market.
Large Sized Companies Risks. The Fund will principally invest in large-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.
Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect. Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.


 THIS FUND MAY BE APPROPRIATE FOR YOU IF:
    *  You wish to invest for the long-term
    *  You are seeking growth style investments in large companies
    * You are looking for an equity component to complete your portfolio This Fund is not appropriate for you if you have short-term financial goals.

 PERFORMANCE
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.


FEES AND EXPENSES


MDT LARGE CAP GROWTH FUND
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A and Class C Shares.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment                                                                          CLASS A    CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                              5.50%      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as       0.00%      1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of
offering price)                                                                                                   None       None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                               2.00%      2.00%
Exchange Fee                                                                                                      None       None

ANNUAL FUND OPERATING EXPENSES (Before Waivers/Reimbursements)2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee3                                                                                                   0.75%      0.75%
Distribution (12b-1) Fee                                                                                          0.25%4     1.00%
Other Expenses5                                                                                                   1.99%      1.99%
Total Annual Fund Operating Expenses                                                                              2.99%      3.74%
Fee Waivers/Reimbursements (contractual)                                                                          0.94%      0.94%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements)                                   2.05%      2.80%

1    The Fund charges a 2.00%  redemption fee on shares redeemed within 180 days of purchase.
2    The percentages shown are annualized based on anticipated  expenses for the fiscal year ending July 31, 2007.  However,  the rate at which expenses are accrued  during the fiscal year may not be constant and, at any  particular point,  may be  greater or less than the stated  average  percentage.  As a result of contractual obligations and voluntary waivers/reimbursements, the
     Adviser, administrator, transfer agent, and fund accountant expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses  the Fund expects to pay for the fiscal year ending July 31, 2007.
     Total Waivers/Reimbursements of Fund Expenses (voluntary) 0.55% 0.55% Total
     Anticipated Annual Fund Operating  Expenses (after  waivers/reimbursements)
     1.50% 2.25%
3    Under the investment adviser contract, the Adviser will waive to the extent of its management  fee, the amount,  if any, by which the aggregate  annual operating  expenses  for the Class A Shares  and Class C Shares of the Fund
     exceed  2.05% and 2.80%,  respectively,  of their daily net assets  through
     November  2008.  Any waiver  and/or  reimbursements  by the  administrator, transfer agent or fund  accountant  that reduces such expenses may have the effect of  reducing  the amount to be waived or  reimbursed  by the Adviser pursuant  to its  contractual  commitment.  Pursuant  to  this  contractual commitment,  the Adviser  expects to waiver 0.41% of its management fee for the fiscal year ending July 31,  2007.  As a separate  matter,  the Adviser expects to voluntarily  waive 0.34% of the management  fee. The Adviser can terminate this  voluntary  waiver at any time at its sole  discretion.  The management  fee to be paid by the Fund (after the  anticipated  contractual and  voluntary  waivers) is expected to be 0.00% for the fiscal year ending
     July 31, 2007.
4    The Fund's Rule 12b-1 Plan  permits the Fund's  Class A Shares to pay 12b-1 fees of up to 0.35%.  Currently,  the Board of Trustees has  authorized the
     Fund's Class A Shares to pay up to 0.25%.
5    Includes a shareholder  services  fee/account  administration  fee which is used to  compensate  intermediaries  for  shareholder  services  or account administrative services. Also includes a recordkeeping fee which is used to compensate  intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The Adviser,  administrator,  transfer agent and fund accountant  expect to voluntarily  waive and/or  reimburse a portion  of  their  fee.  These  voluntary  waivers/reimbursements  can  be terminated at any time.  Total other operating  expenses paid by the Fund's
     Class  A  and   Class   C   Shares   (after   the   anticipated   voluntary
     waivers/reimbursements) are expected to be 1.25% for the fiscal year ending
     July 31, 2007.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund's Class A and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A and Class C Shares operating expenses are before waivers as shown in the Table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 2.05% and 2.80%, respectively for Class A Shares and Class C Shares. The second year of the 3, 5 and 10 Years columns reflects the contractually imposed expenses limitation of 2.05% and 2.80%, respectively for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares and Class C Shares without any waivers/reimbursements for the remainder of the year.
  The remaining years reflect the "Total Annual Fund Operating Expenses" without any waivers/reimbursements. . Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                 1 Year  3 Years  5 Years 10 Years
 CLASS A SHARES
 Expenses assuming redemption     $  747  $  1,311 $1,930  $3,592
 Expenses assuming no redemption  $  747  $  1,311 $1,930  $3,592
 CLAS C SHARES
 Expenses assuming redemption     $  383  $  1,027 $1,823  $3,903
 Expenses assuming no redemption  $  283  $  1,027 $1,823  $3,903

MDT MID CAP GROWTH FUND

This Prospectus offers Class A and Class C shares of the MDT Mid Cap Growth
Fund.

 INVESTMENT OBJECTIVE

The Mid Cap Growth Fund's investment objective is long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in common stock of medium sized U.S. companies. The Fund utilizes a mid cap growth strategy. Under normal market conditions the fund invests at least 80% of its net assets in stocks of mid-cap companies. The Fund considers mid-cap companies to be companies of a size similar to companies listed in the Russell MidCap Growth{reg-trade-mark} Index, and the Adviser selects most of the Fund's investments from companies listed in the Russell MidCap Growth{reg-trade-mark} Index. The index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the mid-cap segment of the U.S. equity universe, which includes the 800 smallest companies by market capitalization within the Russell 1000{reg-trade-mark} Index (an index that includes the 1,000 largest U.S. companies by market capitalization).
The MDT Mid Cap Growth strategy was developed using the proprietary Optimum Q process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up-considering profit trends, earnings risk, and company valuation-in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio's exposure to any one business, industry or sector differs from that of the strategy's universe of possible investments. As mentioned above, the strategy's "universe" of possible investments approximates that of the Russell MidCap Growth{reg-trade-mark} Index. For more information about the Russell MidCap Growth{reg-trade-mark} Index, please see "More About the Funds" below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.

 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Stocks selected for the Fund's portfolio may decline in value more than the overall stock market.
Medium Sized Companies Risks. The Fund may invest in mid-size companies. Mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect. Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.

 THIS FUND MAY BE APPROPRIATE FOR YOU IF:
    *  You wish to invest for the long-term
    *  You are seeking growth style investments in medium sized companies
    * You are looking for an equity component to complete your portfolio This Fund is not appropriate for you if you have short-term financial goals.

 PERFORMANCE
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.

 FEES AND EXPENSES


MDT MID CAP GROWTH FUND
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A and Class C Shares.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment                                                                            CLASS      CLASS
                                                                                                                   A          C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                               5.50%      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as        0.00%      1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of          None       None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                                None       None
Exchange Fee                                                                                                       None       None

ANNUAL FUND OPERATING EXPENSES (Before Waivers/Reimbursements)2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee3                                                                                                    0.90%      0.90%
Distribution (12b-1) Fee                                                                                           0.25%4     1.00%
Other Expenses4                                                                                                    1.99%      1.99%
Total Annual Fund Operating Expenses                                                                               3.14%      3.89%
Fee Waivers/Reimbursements (contractual)                                                                           1.09%      1.09%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements)                                    2.05%      2.80%

1    The Fund charges a 2.00%  redemption fee on shares redeemed within 180 days of purchase.
2    The percentages shown are annualized based on anticipated  expenses for the fiscal year ending July 31, 2007.  However,  the rate at which expenses are accrued  during the fiscal year may not be constant and, at any  particular point,  may be  greater or less than the stated  average  percentage.  As a result of contractual obligations and voluntary waivers/reimbursements, the
     Adviser, administrator, transfer agent, and fund accountant expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses  the Fund expects to pay for the fiscal year ending July 31, 2007.
     Total Waivers/Reimbursements of Fund Expenses (voluntary) 0.55% 0.55% Total
     Anticipated Annual Fund Operating  Expenses (after  waivers/reimbursements)
     1.50% 2.25%
3    Under the investment adviser contract, the Adviser will waive to the extent of its management  fee, the amount,  if any, by which the aggregate  annual operating  expenses  for the Class A Shares  and Class C Shares of the Fund
     exceed  2.05% and 2.80%,  respectively,  of their daily net assets  through
     November  2008.  Any waiver  and/or  reimbursements  by the  administrator, transfer agent or fund  accountant  that reduces such expenses may have the effect of  reducing  the amount to be waived or  reimbursed  by the Adviser pursuant  to its  contractual  commitment.  Pursuant  to  this  contractual commitment,  the Adviser  expects to waiver 0.56% of its management fee for the fiscal year ending July 31,  2007.  As a separate  matter,  the Adviser expects to voluntarily  waive 0.34% of the management  fee. The Adviser can terminate this  voluntary  waiver at any time at its sole  discretion.  The management  fee to be paid by the Fund (after the  anticipated  contractual and  voluntary  waivers) is expected to be 0.00% for the fiscal year ending
     July 31, 2007.
4    The Fund's Rule 12b-1 Plan  permits the Fund's  Class A Shares to pay 12b-1 fees of up to 0.35%.  Currently,  the Board of Trustees has  authorized the
     Fund's Class A Shares to pay up to 0.25%.
5    Includes a shareholder  services  fee/account  administration  fee which is used to  compensate  intermediaries  for  shareholder  services  or account administrative services. Also includes a recordkeeping fee which is used to compensate  intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The Adviser,  administrator,  transfer agent and fund accountant  expects to voluntarily  waive and/or reimburse a portion  of  their  fee.  These  voluntary  waivers/reimbursements  can  be terminated at any time.  Total other operating  expenses paid by the Fund's
     Class  A  and   Class   C   Shares   (after   the   anticipated   voluntary
     waivers/reimbursements) are expected to be 1.25% for the fiscal year ending
     July 31, 2007.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund's Class A and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A and Class C Shares operating expenses are before waivers as shown in the Table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 2.05% and 2.80%, respectively for Class A Shares and Class C Shares. The second year of the 3, 5 and 10 Years columns reflects the contractually imposed expenses limitation of 2.05% and 2.80%, respectively for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares and Class C Shares without any waivers/reimbursements for the remainder of the year.
  The remaining years reflect the "Total Annual Fund Operating Expenses" without any waivers/reimbursements. . Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                 1 Year  3 Years  5 Years 10 Years
 CLASS A SHARES
 Expenses assuming redemption     $  747  $  1,327 $1,975  $3,705
 Expenses assuming no redemption  $  747  $  1,327 $1,975  $3,705
 CLAS C SHARES
 Expenses assuming redemption     $  383  $  1,052 $1,877  $4,021
 Expenses assuming no redemption  $  283  $  1,052 $1,877  $4,021




MDT SMALL CAP CORE FUND

This Prospectus offers Class A and Class C shares of the MDT Small Cap Core
Fund.

 INVESTMENT OBJECTIVE

The Small Cap Core Fund's investment objective is long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in common stock of small U.S. companies. The Fund utilizes a small cap core strategy. Under normal market conditions, the Fund invests at least 80% of its net assets in stocks of small-cap companies. The Fund considers small-cap companies to be companies of a size similar to companies listed in the Russell 2000{reg-trade-mark} Index, and the Adviser selects most of the Fund's investments from companies listed in the Russell 2000{reg-trade-mark} Index. The index measures the performance of the 2,000 smallest companies by market capitalization within the Russell 3000{reg-trade-mark} Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable domestic equity market).
The MDT Small Cap Core strategy was developed using the proprietary Optimum Q process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up-considering profit trends, earnings risk, and company valuation-in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio's exposure to any one business, industry or sector differs from that of the strategy's universe of possible investments. As mentioned above, the strategy's "universe" of possible investments approximates that of the Russell 2000{reg-trade-mark} Index. For more information about the Russell 2000{reg-trade-mark} Index, please see "More About the Funds" below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.

 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Stocks selected for the Fund's portfolio may decline in value more than the overall stock market.
Small Sized Companies Risks. The Fund invests in small-sized companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in medium- or large-capitalization companies. Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect. Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.

 THIS FUND MAY BE APPROPRIATE FOR YOU IF:
     *  You wish to invest for the long-term
     *  You are seeking growth and value style investments in small companies
     * You are looking for an equity component to complete your portfolio This Fund is not appropriate for you if you have short-term financial goals.

 PERFORMANCE
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.

 FEES AND EXPENSES


MDT SMALL CAP CORE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A and Class C Shares.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment                                                                            CLASS      CLASS
                                                                                                                   A          C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                               5.50%      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as        0.00%      1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of
offering price)                                                                                                    None       None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                                2.00%      2.00%
Exchange Fee                                                                                                       None       None

ANNUAL FUND OPERATING EXPENSES (Before Waivers/Reimbursements)2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee3                                                                                                    1.25%      1.25%
Distribution (12b-1) Fee                                                                                           0.25%4     1.00%
Other Expenses5                                                                                                    1.09%      1.09%
Total Annual Fund Operating Expenses                                                                               2.59%      3.34%
Fee Waivers/Reimbursements (contractual)                                                                           0.54%      0.54%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements)                                    2.05%      2.80%

1    The Fund charges a 2.00%  redemption fee on shares redeemed within 180 days of purchase.
2    The percentages shown are annualized based on anticipated  expenses for the fiscal year ending July 31, 2007.  However,  the rate at which expenses are accrued  during the fiscal year may not be constant and, at any  particular point,  may be  greater or less than the stated  average  percentage.  As a result of contractual obligations and voluntary waivers/reimbursements, the
     Adviser, administrator, transfer agent, and fund accountant expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses  the Fund expects to pay for the fiscal year ending July 31, 2007.
     Total Waivers/Reimbursements of Fund Expenses (voluntary) 0.30% 0.30% Total
     Anticipated Annual Fund Operating  Expenses (after  waivers/reimbursements)
     1.75% 2.50%
3    Under the investment adviser contract, the Adviser will waive to the extent of its management  fee, the amount,  if any, by which the aggregate  annual operating  expenses  for the Class A Shares  and Class C Shares of the Fund
     exceed  2.05% and 2.80%,  respectively,  of their daily net assets  through
     November  2008.  Any waiver  and/or  reimbursements  by the  administrator, transfer agent or fund  accountant  that reduces such expenses may have the effect of  reducing  the amount to be waived or  reimbursed  by the Adviser pursuant  to its  contractual  commitment.  Pursuant  to  this  contractual commitment,  the Adviser  expects to waiver 0.30% of its management fee for the fiscal year ending July 31,  2007.  As a separate  matter,  the Adviser expects to voluntarily  waive 0.30% of the management  fee. The Adviser can terminate this  voluntary  waiver at any time at its sole  discretion.  The management  fee to be paid by the Fund (after the  anticipated  contractual and  voluntary  waivers) is expected to be 0.65% for the fiscal year ending
     July 31, 2007.
4    The Fund's Rule 12b-1 Plan  permits the Fund's  Class A Shares to pay 12b-1 fees of up to 0.35%.  Currently,  the Board of Trustees has  authorized the
     Fund's Class A Shares to pay up to 0.25%.
5    Includes a shareholder  services  fee/account  administration  fee which is used to  compensate  intermediaries  for  shareholder  services  or account administrative services. Also includes a recordkeeping fee which is used to compensate  intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The Adviser,  administrator,  transfer agent and fund accountant  expect to voluntarily  waive and/or  reimburse a portion  of  their  fee.  These  voluntary  waivers/reimbursements  can  be terminated at any time.  Total other operating  expenses paid by the Fund's
     Class  A  and   Class   C   Shares   (after   the   anticipated   voluntary
     waivers/reimbursements) are expected to be 0.85% for the fiscal year ending
     July 31, 2007.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund's Class A and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A and Class C Shares operating expenses are before waivers as shown in the Table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 2.05% and 2.80%, respectively for Class A Shares and Class C Shares. The second year of the 3, 5 and 10 Years columns reflects the contractually imposed expenses limitation of 2.05% and 2.80%, respectively for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares and Class C Shares without any waivers/reimbursements for the remainder of the year.
  The remaining years reflect the "Total Annual Fund Operating Expenses" without any waivers/reimbursements. . Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                 1 Year  3 Years  5 Years 10 Years
 CLASS A SHARES
 Expenses assuming redemption     $  747  $  1,246 $1,788  $3,262
 Expenses assuming no redemption  $  747  $  1,246 $1,788  $3,262
 CLAS C SHARES
 Expenses assuming redemption     $  383  $    960 $1,678  $3,582
 Expenses assuming no redemption  $  283  $    960 $1,678  $3,582







MDT SMALL CAP GROWTH FUND

This Prospectus offers Class A and Class C shares of the MDT Small Cap Growth Fund.

 INVESTMENT OBJECTIVE

The Small Cap Growth Fund's investment objective is long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in common stock of small U.S. companies. The Fund utilizes a small cap growth strategy. Under normal market conditions the Fund invests at least 80% of its net assets in the stocks of small-cap companies. The Fund considers small-cap companies to be companies of a size similar to companies listed in the Russell 2000 Growth{reg-trade-mark} Index, and the Adviser selects most of the Fund's investments from companies listed in the Russell 2000 Growth{reg-trade-mark} Index. The index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000{reg-trade-mark} Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable domestic equity market.)
The MDT Small Cap Growth strategy was developed using the proprietary Optimum Q process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up-considering profit trends, earnings risk, and company valuation-in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio's exposure to any one business, industry or sector differs from that of the strategy's universe of possible investments. As mentioned above, the strategy's "universe" of possible investments approximates that of the Russell 2000 Growth{reg-trade-mark} Index. For more information about the Russell 2000 Growth{reg-trade-mark} Index, please see "More About the Funds" below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.

 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Stocks selected for the Fund's portfolio may decline in value more than the overall stock market.
Small Sized Companies Risks. The Fund invests in small-sized companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in medium- or large-capitalization companies. Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.


Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.

 THIS FUND MAY BE APPROPRIATE FOR YOU IF:
    *       You wish to invest for the long-term
    *       You are seeking growth style investments in small companies
    * You are looking for an equity component to complete your portfolio This Fund is not appropriate for you if you have short-term financial goals.

 PERFORMANCE
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.

 FEES AND EXPENSES


MDT SMALL CAP GROWTH FUND
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A and Class C Shares.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment                                                                            CLASS      CLASS
                                                                                                                   A          C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                               5.50%      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)                                                                                                        0.00%      1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of
offering price)                                                                                                    None       None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                                2.00%      2.00%
Exchange Fee                                                                                                       None       None

ANNUAL FUND OPERATING EXPENSES (Before Waivers/Reimbursements)2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee3                                                                                                    1.25%      1.25%
Distribution (12b-1) Fee                                                                                           0.25%4     1.00%
Other Expenses5                                                                                                    1.41%      1.41%
Total Annual Fund Operating Expenses                                                                               2.91%      3.66%
Fee Waivers/Reimbursements (contractual)                                                                           0.86%      0.86%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements)                                    2.05%      2.80%

1    The Fund charges a 2.00%  redemption fee on shares redeemed within 180 days of purchase.
2    The percentages shown are annualized based on anticipated  expenses for the fiscal year ending July 31, 2007.  However,  the rate at which expenses are accrued  during the fiscal year may not be constant and, at any  particular point,  may be  greater or less than the stated  average  percentage.  As a result of contractual obligations and voluntary waivers/reimbursements, the
     Adviser, administrator, transfer agent, and fund accountant expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses  the Fund expects to pay for the fiscal year ending July 31, 2007.
     Total Waivers/Reimbursements of Fund Expenses (voluntary) 0.30% 0.30% Total
     Anticipated Annual Fund Operating  Expenses (after  waivers/reimbursements)
     1.75% 2.50%
3    Under the investment adviser contract, the Adviser will waive to the extent of its management  fee, the amount,  if any, by which the aggregate  annual operating  expenses  for the Class A Shares  and Class C Shares of the Fund
     exceed  2.05% and 2.80%,  respectively,  of their daily net assets  through
     November  2008.  Any waiver  and/or  reimbursements  by the  administrator, transfer agent or fund  accountant  that reduces such expenses may have the effect of  reducing  the amount to be waived or  reimbursed  by the Adviser pursuant  to its  contractual  commitment.  Pursuant  to  this  contractual commitment,  the Adviser  expects to waiver 0.52% of its management fee for the fiscal year ending July 31,  2007.  As a separate  matter,  the Adviser expects to voluntarily  waive 0.30% of the management  fee. The Adviser can terminate this  voluntary  waiver at any time at its sole  discretion.  The management  fee to be paid by the Fund (after the  anticipated  contractual and  voluntary  waivers) is expected to be 0.43% for the fiscal year ending
     July 31, 2007.
4    The Fund's Rule 12b-1 Plan  permits the Fund's  Class A Shares to pay 12b-1 fees of up to 0.35%.  Currently,  the Board of Trustees has  authorized the
     Fund's Class A Shares to pay up to 0.25%.
5    Includes a shareholder  services  fee/account  administration  fee which is used to  compensate  intermediaries  for  shareholder  services  or account administrative services. Also includes a recordkeeping fee which is used to compensate  intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The administrator,  transfer agent and fund accountant  expect to voluntarily  waive and/or reimburse a portion of their fee. These voluntary  waivers/reimbursements can be terminated at any time. Total other operating expenses paid by the Fund's Class A and Class C
     Shares  (after  the  anticipated  voluntary   waivers/reimbursements)   are
     expected to be 1.07% for the fiscal year ending July 31, 2007.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund's Class A and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A and Class C Shares operating expenses are before waivers as shown in the Table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 2.05% and 2.80%, respectively for Class A Shares and Class C Shares. The second year of the 3, 5 and 10 Years columns reflects the contractually imposed expenses limitation of 2.05% and 2.80%, respectively for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares and Class C Shares without any waivers/reimbursements for the remainder of the year.
  The remaining years reflect the "Total Annual Fund Operating Expenses" without any waivers/reimbursements. . Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                 1 Year  3 Years  5 Years 10 Years
 CLASS A SHARES
 Expenses assuming redemption    $  747  $  1,297 $1,902  $3,526
 Expenses assuming no redemption  $  747 $  1,297 $1,902  $3,526
 CLAS C SHARES
 Expenses assuming redemption    $  383  $  1,013 $1,794  $3,839
 Expenses assuming no redemption $  283  $  1,013 $1,794  $3,839

MDT SMALL CAP VALUE FUND

This Prospectus offers Class A and Class C shares of the MDT Small Cap Value
Fund.

 INVESTMENT OBJECTIVE

The Small Cap Value Fund's investment objective is long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in common stock of small U.S. companies. The Fund utilizes a small cap value strategy. Under normal market conditions the Fund invests at least 80% of its net assets in stocks of small-cap companies. The Fund considers small-cap companies to be companies of a size similar to companies listed in the Russell 2000 Value{reg-trade-mark} Index, and the Adviser selects most of the Fund's investments from companies listed in the Russell 2000 Value{reg-trade-mark} Index. The index measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000{reg-trade-mark} Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable domestic equity market
The MDT Small Cap Value strategy was developed using the proprietary Optimum Q process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up-considering profit trends, earnings risk, and company valuation-in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio's exposure to any one business, industry or sector differs from that of the strategy's universe of possible investments. As mentioned above, the strategy's "universe" of possible investments approximates that of the Russell 2000 Value{reg-trade-mark} Index. For more information about the Russell 2000 Value{reg-trade-mark} Index, please see "More About the Funds" below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.

 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Stocks selected for the Fund's portfolio may decline in value more than the overall stock market.
Small Sized Companies Risks. The Fund invests in small-sized companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in medium- or large-capitalization companies. Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect. Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.

 THIS FUND MAY BE APPROPRIATE FOR YOU IF:
    *       You wish to invest for the long-term
    *       You are seeking value style investments in small companies
    * You are looking for an equity component to complete your portfolio This Fund is not appropriate for you if you have short-term financial goals. PERFORMANCE
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.

 FEES AND EXPENSES


MDT SMALL CAP VALUE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A and Class C Shares.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment                                                                            CLASS      CLASS
                                                                                                                   A          C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                               5.50%      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)                                                                                                        0.00%      1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of
offering price)                                                                                                    None       None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                                2.00%      2.00%
Exchange Fee                                                                                                       None       None

ANNUAL FUND OPERATING EXPENSES (Before Waivers/Reimbursements)2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee3                                                                                                    1.25%      1.25%
Distribution (12b-1) Fee                                                                                           0.25%4     1.00%
Other Expenses5                                                                                                    0.90%      0.90%
Total Annual Fund Operating Expenses                                                                               2.40%      3.15%
Fee Waivers/Reimbursements (contractual)                                                                           0.35%      0.35%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements)                                    2.05%      2.80%

1    The Fund charges a 2.00%  redemption fee on shares redeemed within 180 days of purchase.
2    The percentages shown are annualized based on anticipated  expenses for the fiscal year ending July 31, 2007.  However,  the rate at which expenses are accrued  during the fiscal year may not be constant and, at any  particular point,  may be  greater or less than the stated  average  percentage.  As a result of contractual obligations and voluntary waivers/reimbursements, the
     Adviser, administrator, transfer agent, and fund accountant expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses  the Fund expects to pay for the fiscal year ending July 31, 2007.
     Total Waivers/Reimbursements of Fund Expenses (voluntary) 0.30% 0.30% Total
     Anticipated Annual Fund Operating  Expenses (after  waivers/reimbursements)
     1.75% 2.50%
3    Under the investment adviser contract, the Adviser will waive to the extent of its management  fee, the amount,  if any, by which the aggregate  annual operating  expenses  for the Class A Shares  and Class C Shares of the Fund
     exceed  2.05% and 2.80%,  respectively,  of their daily net assets  through
     November  2008.  Any waiver  and/or  reimbursements  by the  administrator, transfer agent or fund  accountant  that reduces such expenses may have the effect of  reducing  the amount to be waived or  reimbursed  by the Adviser pursuant  to its  contractual  commitment.  Pursuant  to  this  contractual commitment,  the Adviser  expects to waiver 0.16% of its management fee for the fiscal year ending July 31,  2007.  As a separate  matter,  the Adviser expects to voluntarily  waive 0.30% of the management  fee. The Adviser can terminate this  voluntary  waiver at any time at its sole  discretion.  The management  fee to be paid by the Fund (after the  anticipated  contractual and  voluntary  waivers) is expected to be 0.79% for the fiscal year ending
     July 31, 2007.
4    The Fund's Rule 12b-1 Plan  permits the Fund's  Class A Shares to pay 12b-1 fees of up to 0.35%.  Currently,  the Board of Trustees has  authorized the
     Fund's Class A Shares to pay up to 0.25%.
5    Includes a shareholder  services  fee/account  administration  fee which is used to  compensate  intermediaries  for  shareholder  services  or account administrative services. Also includes a recordkeeping fee which is used to compensate  intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The administrator,  transfer agent and fund accountant  expect to voluntarily  waive and/or reimburse a portion of their fee. These voluntary  waivers/reimbursements can be terminated at any time. Total other operating expenses paid by the Fund's Class A and Class C
     Shares  (after  the  anticipated  voluntary   waivers/reimbursements)   are
     expected to be 0.71% for the fiscal year ending July 31, 2007.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund's Class A and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A and Class C Shares operating expenses are before waivers as shown in the Table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 2.05% and 2.80%, respectively for Class A Shares and Class C Shares. The second year of the 3, 5 and 10 Years columns reflects the contractually imposed expenses limitation of 2.05% and 2.80%, respectively for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares and Class C Shares without any waivers/reimbursements for the remainder of the year.
  The remaining years reflect the "Total Annual Fund Operating Expenses" without any waivers/reimbursements. . Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                 1 Year  3 Years  5 Years 10 Years
 CLASS A SHARES
 Expenses assuming redemption    $  747  $  1,214 $1,719  $3,101
 Expenses assuming no redemption  $  747 $  1,214 $1,719  $3,101
 CLAS C SHARES
 Expenses assuming redemption    $  383  $    927 $1,608  $3,424
 Expenses assuming no redemption $  283  $    927 $1,608  $3,424

MDT BALANCED FUND

This Prospectus offers Class A and Class C shares of the MDT Balanced Fund. The Fund was previously designated as the "Optimum Q-Balanced Fund."

 INVESTMENT OBJECTIVE

The Balanced Fund's investment objective is long-term growth through capital appreciation and income.

 PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objectives, the Fund may diversify its portfolio over many categories of assets available for investment-fixed-income and equity, domestic and foreign, growth and value. Under normal conditions, the Fund will invest between 60% and 80% of its assets in equity securities and between 20% and 40% in fixed-income securities. The Fund may invest up to 25% of its assets in foreign equity and foreign fixed-income securities. The Fund's asset mix will change based on existing and anticipated market conditions.
Equity Securities: The Fund's domestic equity portfolio will consist primarily of common stock managed in a style which utilizes a whole market, all cap/all style strategy, with most investments selected from companies listed in the Russell 3000{reg-trade-mark} Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Optimum Q process views as opportunities. The strategy used to construct the portfolio seeks to maximize compound annual return while controlling risk. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
In managing the Fund's allocation to foreign equities, the Adviser attempts to diversify the portfolio across countries, in companies of all sizes with both growth and value characteristics. The Fund may invest in many types of securities including exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership interests, equity participations, and sponsored and unsponsored American Depositary Receipts ("ADRs"). The Adviser may attempt to reach its goals by investing in exchange-traded funds and shares of other investment companies.
Fixed-Income Securities: The Fund's investments in fixed-income securities may be of any credit quality as determined by a nationally recognized statistical rating organization ("NRSRO"), such as Standard and Poor's, or determined to be of comparable quality by the Adviser, from investment grade to high-yield bonds ("junk bonds"). These securities may either pay interest at a fixed rate or at variable rates determined by the terms of the security. Additionally these securities may have prepayment and reset terms that are fixed or may vary as determined by the terms of the security. The Adviser may select fixed-income securities issued by the U.S. government or any of its agencies, foreign governments, and U.S. and foreign companies. The Fund may include mortgage-backed, asset-backed and high-yield securities. In selecting securities for the fixed-income portion of the Fund, the Adviser evaluates current market conditions to identify a desirable portfolio duration and to determine the appropriate allocation among various market sectors. Individual securities are selected using fundamental credit research to identify relative value in the market. The Adviser may choose to sell securities for a variety of reasons, such as to maintain portfolio diversification, to redeploy assets into more promising opportunities, or to raise cash.




(1) Duration is a measure of a fixed-income security's average life that reflects the present value of the security's cash flow, and accordingly is a measure of price sensitivity to interest rate changes.


 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Stocks selected for the Fund's portfolio may decline in value more than the overall stock market.
Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities or asset classes may prove to be incorrect.
Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Other Investment Companies Risks. The Fund may invest in other investment companies. Your cost of investing in the Fund will generally be higher than the cost of investing directly in shares of the mutual funds in which the Fund invests. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying mutual funds in which it invests in addition to its direct fees and expenses, as well as indirectly bearing the principal risks of those funds. Furthermore, investing in other funds could affect the timing, amount, and character of distributions to you and therefore may increase the amount of taxes payable by you.
Foreign Securities Risks. The Fund may invest in foreign securities and ADRs. ADRs are securities of foreign companies that are denominated in U.S. Dollars. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Foreign investments generally involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. Risks also include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity.
Call Risk. During periods of declining interest rates, a bond issuer may "call"-or repay-its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.
Prepayment and Extension Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund's sensitivity to rising rates and its potential for price declines, as the Fund would be unable to capitalize on higher interest rates when investments are locked in at a lower rate for a longer period of time.


Credit Risk. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt-also known as "high-yield bonds" and "junk bonds"-have a higher risk of default and tend to be less liquid than higher-rated securities.
Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. Additionally, lower-rated securities, including junk bonds, involve higher risks in that they are especially subject to price fluctuations in response to changes in interest rates.
High-Yield Debt Securities Risks. High-yield debt securities or "junk bonds" are debt securities rated below investment grade by a nationally recognized statistical rating organization. Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default. Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.
U.S. Government Obligations. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimately repayment, which agency or instrumentality may be privately owned. There can be no reassurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.
Portfolio Turnover Risks: The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.

 THIS FUND MAY BE APPROPRIATE FOR YOU IF:
     *       You wish to invest for the long-term

     *       You are looking for a diversified investment vehicle

     *       You want total return-income and capital appreciation
 This Fund is not appropriate for you if you have short-term financial goals.

 PERFORMANCE


RISK/RETURN BAR CHART AND TABLE
The Fund's Class A Shares commenced operations on September 15, 2005. For the period prior to the commencement of operations of Class A Shares, the performance information shown in the bar chart below is for the Fund's Institutional Class, adjusted to reflect the expenses of Class A Shares.

  The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.




The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 0.05% up to 0.30%.


The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended 2005. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 2003 through 2005. The percentages noted are: 23.86%, 12.11% and 8.64%, respectively.



The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the six-month period from January 1, 2006 to September 30, 2006 was x.xx%.

Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 9.49% (quarter ended December 31, 2003). Its lowest quarterly return was (1.20)% (quarter ended June 30, 2004).


AVERAGE ANNUAL TOTAL RETURN TABLE


The Average Annual Total Returns for the Fund's Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index, and the Lipper Balanced Funds Investment Objective Index (LBFIOI). Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

 (For the periods ended December 31, 2005)


                                                                 1 YEAR START OF PERFOMANCE1
CLASS A SHARES2
Return Before Taxes                                              2.42%  12.77%
Return After Taxes on Distributions3                             0.45%  11.00%
Return After Taxes on Distributions and Sale of Fund Shares3
                                                                 2.42%  10.24%
CLASS C SHARES2                                                  6.81%  13.98%
S&P 5004                                                         4.91%  16.06%
LBFIOI5                                                          5.20%  12.11%

   7 The Fund's Institutional Class commenced operations on October 1, 2002. Class A Shares and Class C Shares commenced operations on September 15, 2005 and therefore do not have returns for a full calendar year. The returns for the two indexes have been calculated since the inception of the Fund's Institutional Class.
   8 The Fund's Class A Shares and Class C Shares total returns for such periods are those of the Fund's Institutional Class, but adjusted to reflect the sales charges or contingent deferred sales charge (CDSC) and expenses applicable to that Class.
   9 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
   10 The S&P 500 Index consists of 500 stocks chosen from market size, liquidity and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.
   11 The Lipper Balanced Funds Investment Objective Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of at least 50% in equity securities and at least 25% in fixed-income securities. Typically the equity/bond ratio is approximately 60%/40%. The return of the index assumes the reinvestment of any dividends or other distributions.

 FEES AND EXPENSES


MDT BALANCED FUND
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A and Class C Shares.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment                                                                            CLASS      CLASS
                                                                                                                   A          C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                               5.50%      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)                                                                                                        0.00%      1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of
offering price)                                                                                                    None       None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                                2.00%      2.00%
Exchange Fee                                                                                                       None       None

ANNUAL FUND OPERATING EXPENSES (Before Waivers/Reimbursements)2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee3                                                                                                    0.75%      0.75%
Distribution (12b-1) Fee                                                                                           0.25%4     1.00%
Other Expenses5                                                                                                    0.40%      0.40%
Total Annual Fund Operating Expenses                                                                               1.40%      2.15%

1    The Fund charges a 2.00%  redemption fee on shares redeemed within 180 days of purchase.
2    The percentages shown are annualized based on anticipated  expenses for the fiscal year ending July 31, 2007.  However,  the rate at which expenses are accrued  during the fiscal year may not be constant and, at any  particular point, may be greater or less than the stated average percentage.  Although not contractually  obligated to do so, the  administrator  expects to waive and/or reimburse certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2007.
  Total Waivers/Reimbursements of Fund Expenses (voluntary)                                                        0.04%      0.04%
  Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursements)                                  1.36%      2.11%
3    Under the investment adviser contract, the Adviser will waive to the extent of its management  fee, the amount,  if any, by which the aggregate  annual operating  expenses  for the Class A Shares  and Class C Shares of the Fund
     exceed  1.50% and 2.25%,  respectively,  of their daily net assets  through
     November  2008.  Any waiver  and/or  reimbursements  by the  administrator, transfer agent or fund  accountant  that reduces such expenses may have the effect of  reducing  the amount to be waived or  reimbursed  by the Adviser pursuant to its contractual commitment.
4    The Fund's Rule 12b-1 Plan  permits the Fund's  Class A Shares to pay 12b-1 fees of up to 0.35%.  Currently,  the Board of Trustees has  authorized the
     Fund's Class A Shares to pay up to 0.25%.
5    Includes a shareholder  services  fee/account  administration  fee which is used to  compensate  intermediaries  for  shareholder  services  or account administrative services. Also includes a recordkeeping fee which is used to compensate  intermediaries for recordkeeping services. Please see "Payments
     to  Financial   Intermediaries"   herein.  The  administrator   expects  to
     voluntarily  waive and/or  reimburse a portion of its fee.  This  voluntary waiver/reimbursement  can be terminated at any time.  Total other operating expenses  paid  by the  Fund's  Class  A and  Class  C  Shares  (after  the anticipated  voluntary  waiver/reimbursement)  are expected to be 0.36% for the fiscal year ending July 31, 2007.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund's Class A and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A and Class C Shares operating expenses are before waivers as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                 1 Year  3 Years  5 Years 10 Years
 CLASS A SHARES
 Expenses assuming redemption    $  685  $    969 $1,274  $2,137
 Expenses assuming no redemption  $  685 $    969 $1,274  $2,137
 CLAS C SHARES
 Expenses assuming redemption    $  318  $    673 $1,154  $2,483
 Expenses assuming no redemption $  218  $    673 $1,154  $2,483




MDT SHORT-TERM BOND FUND

This Prospectus offers Class A and Class C shares of the MDT Short-Term Bond Fund. The Short-Term Bond Fund was previously designated as the "Optimum Q-Capital Conservation Fund."

 INVESTMENT OBJECTIVE

The Short-Term Bond Fund's investment objective is to preserve the value of Fund assets and produce income.

 PRINCIPAL INVESTMENT STRATEGIES

To meet its investment objectives, the Fund invests primarily in U.S. investment grade bonds (i.e., securities rated BBB or higher by Standard & Poor's or its equivalent by another nationally recognized statistical rating organization ("NRSRO") or determined by the Adviser to be of comparable quality at the time of purchase).
The Adviser manages the Fund as a low-duration, high-grade bond portfolio. The Fund normally maintains a weighted average effective maturity of between one and three years. The Adviser believes that portfolios with this credit and interest rate risk profile can generate higher returns than a money market fund with a better risk/reward relationship than most short or intermediate-term bond funds. Please note however, that the Fund does not intend to maintain its net asset value at $1.00 in the way a money market fund would.
The Fund has a policy of investing at least 80% of its net assets in the following types of domestic debt securities:

*  U.S. government                                   *  U.S. government agencies
*  Collateralized mortgage obligations               *  Corporate
*  Asset-backed and mortgage- backed obligations     *  Medium-term notes

Collateralized mortgage obligations, asset-backed obligations, corporate bonds and medium-term notes may be issued by various types of issuers, including special purpose vehicles designed to pool underlying assets (such as mortgage obligations or credit card receivables), and corporations or other entities. All of these debt securities are subject to the principal risks described below, including interest rate risk, credit risk and call risk.
In selecting portfolio securities, the Adviser uses a "top-down" approach by first monitoring and evaluating economic trends. The Adviser evaluates current market conditions to identify a desirable portfolio duration and to determine an appropriate allocation of the Fund's assets among various market sectors. Individual securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when other comparable investments are judged to offer superior risk/reward profiles.


 BONDS ARE:
 Interest-bearing debt securities that obligate the issuer (i.e., U.S. Government or company) to pay the holders specific amounts on scheduled payment dates. The issuer generally is required to repay the principal amount of the obligation at maturity, although a portion of the principal payments may be made over the life of the bond.

 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. If interest rates fall, the Fund's income could also decline.
Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.
Call Risk. During periods of declining interest rates, a bond issuer may "call"-or repay-its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.
Prepayment and Extension Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase the Fund's sensitivity to rising rates and its potential for price declines, as the Fund would be unable to capitalize on higher interest rates when investments are locked in at a lower rate for a longer period of time.
Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.
U.S. Government Obligations. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimately repayment, which agency or instrumentality may be privately owned. There can be no reassurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

 THIS FUND MAY BE APPROPRIATE FOR YOU IF:
  * You want to earn income on investments considered more stable than stocks
  * You are looking for a fixed-income component to complete your portfolio

 PERFORMANCE

RISK/RETURN BAR CHART AND TABLE
The Fund's Class A and Class C Shares commenced operations on September 15, 2005. For the period prior to the commencement of operations of Class A and Class C Shares, the performance information shown in the bar chart below is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class A Shares.

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.




The `y' axis reflects the "% Total Return" beginning with "0" and increasing up to 0.05%.


The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended 2005. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 2003 through 2005. The percentages noted are: 0.47%, 1.22% and 2.07%, respectively.




The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the six-month period from January 1, 2006 to September 30, 2006 was x.xx%.

Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 1.00% (quarter ended September, 2004). Its lowest quarterly return was (0.91)% (quarter ended June 30, 2004).


AVERAGE ANNUAL TOTAL RETURN TABLE


The Average Annual Total Returns for the Fund's Class A and Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Citigroup Salomon 1-Year Treasury Benchmark Index, a broad-based market index, and the Lipper Short-Term Investment Grade Debt Funds Index (LMCCFA), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes and averages are unmanaged and it is not possible to invest directly in an index or average.

 (For the periods ended December 31, 2005)


                                                                 1 YEAR  START OF PERFOMANCE1
CLASS A SHARES2
Return Before Taxes                                              (0.21)% 0.62%
Return After Taxes on Distributions3                             (1.32)% (0.40)%
Return After Taxes on Distributions and Sale of Fund Shares3
                                                                 (0.15)% (0.06)%
CLASS C SHARES1                                                  0.32%   0.57%
Citigroup Salomon 1-Year Treasury Benchmark Index4
                                                                 2.31%   5.25%
Lipper Short-Term Investment Grade Debt Funds Index5
                                                                 1.76%   7.30%

   12 The Fund's Institutional Class commenced operations on October 1, 2002. Class A Shares and Class C Shares commenced operations on September 15, 2005 and therefore do not have returns for a full calendar year. The returns for the two indexes have been calculated since the inception of the Fund's Institutional Class.
   13 The Fund's Class A Shares and Class C Shares total returns for such periods are those of the Fund's Institutional Class, but adjusted to reflect the sales charges or contingent deferred sales charge (CDSC) and expenses applicable to that Class.
   14 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
   15 The Citigroup Salomon 1-Year Treasury Benchmark Index is an unmanaged index generally representative of the average yield on one-year Treasury bills. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.
   16 The Lipper Short-Term Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short-Term Investment Grade Funds category. These funds, by portfolio practice, invest primarily in investment grade debt issues (rated in the top four grades) with a dollar weighted average maturity of six months to three years. The return of the index assumes the reinvestment of any dividends or other distributions.

 FEES AND EXPENSES

MDT SHORT-TERM BOND FUND


This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A and Class C Shares.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment                                                                            CLASS      CLASS
                                                                                                                   A          C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                               5.50%      None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)                                                                                                        0.00%      1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of
offering price)                                                                                                    None       None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                                None       None
Exchange Fee                                                                                                       2.00%      2.00%

ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                                    0.40%      0.40%
Distribution (12b-1) Fee                                                                                           0.25%3     1.00%
Other Expenses3                                                                                                    1.48%      1.48%
Total Annual Fund Operating Expenses                                                                               2.13%      2.88%
Fee Waivers/Reimbursements (contractual)                                                                           0.93%      0.93%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements)                                    1.20%      1.95%

1 The Fund charges a 2.00% redemption fee on shares redeemed within 180 days of purchase.
2 Under the investment adviser contract, the Adviser will waive to the extent of its management fee, the amount, if any, by which the aggregate annual operating expenses for the Class A Shares and Class C Shares of the Fund exceed 1.20% and 1.95%, respectively, of their daily net assets through November 2008. Any waiver and/or reimbursements by the administrator, transfer agent or fund accountant that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment. Pursuant to this contractual commitment, the Adviser expects to waiver 0.05% of its management fee for the fiscal year ending July 31, 2007. The management fee to be paid by the Fund (after the anticipated contractual waiver) is expected to be 0.35% for the fiscal year ending July 31, 2007.
3 The Fund's Rule 12b-1 Plan permits the Fund's Class A Shares to pay 12b-1 fees of up to 0.35%. Currently, the Board of Trustees has authorized the Fund's Class A Shares to pay up to 0.25%.

4    Includes a shareholder  services  fee/account  administration  fee which is used to  compensate  intermediaries  for  shareholder  services  or account administrative services. Also includes a recordkeeping fee which is used to compensate  intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The administrator,  transfer agent and fund accountant  expect to voluntarily  waive and/or reimburse a portion of their fee. These voluntary  waivers/reimbursements can be terminated at any time. Total other operating expenses paid by the Fund's Class A and Class C
     Shares  (after  the  anticipated  voluntary   waivers/reimbursements)   are
     expected to be 0.60% for the fiscal year ending July 31, 2007.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund's Class A and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A and Class C Shares operating expenses are before waivers as shown in the Table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 1.20% and 1.95%, respectively for Class A Shares and Class C Shares. The second year of the 3, 5 and 10 Years columns reflects the contractually imposed expenses limitation of 1.20% and 1.95%, respectively for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares and Class C Shares without any waivers/reimbursements for the remainder of the year.
  The remaining years reflect the "Total Annual Fund Operating Expenses" without any waivers/reimbursements. . Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                 1 Year  3 Years  5 Years 10 Years
 CLASS A SHARES
 Expenses assuming redemption    $  221  $    640 $1,118  $2,439
 Expenses assuming no redemption  $  221 $    640 $1,118  $2,439
 CLAS C SHARES
 Expenses assuming redemption    $  298  $    773 $1,407  $3,114
 Expenses assuming no redemption $  198  $    773 $1,407  $3,114

MORE ABOUT THE FUNDS


 ADDITIONAL INVESTMENT STRATEGIES

The Funds' principal investment strategies (and associated principal risks) are discussed in the Risk/Return Summaries and are the strategies that the Adviser believes are most likely to be important in trying to achieve the Funds' objectives. You should note, however, that the Funds may use other strategies and invest in other securities not described in this prospectus. For a copy of the Funds' Statement of Additional Information ("SAI") containing additional (non-principal) investment strategies and securities that may present different risks (including a description of the types of securities that the Funds consider to be foreign securities), please call toll free 1-866-784-6867.
The Adviser selects most of the investments for the All Cap Core Fund, Tax Aware/All Cap Core Fund and the Balanced Fund from companies listed in the Russell 3000{reg-trade-mark} Index. As of October 31, 2006, companies in the Russell 3000{reg-trade-mark} Index ranged in capitalization from $___ million to $___ billion.
The Large Cap Growth Fund invests under normal conditions at least 80% of its net assets in securities of large-cap companies such as those securities in the Russell 1000{reg-trade-mark} Growth Index. For example, as of October 31, 2006, companies in the Russell 1000{reg-trade-mark} Growth Index ranged in capitalization from $___ million to $___ billion.
The Mid Cap Growth Fund invests under normal conditions at least 80% of its net assets in securities of medium-sized companies such as those securities in the Russell MidCap Growth{reg-trade-mark} Index. For example, as of October 31, 2006, companies in the Russell MidCap Growth{reg-trade-mark} Index ranged in capitalization from $___ million to $___ billion.
The Small Cap Core Fund invests under normal conditions at least 80% of its net assets in securities of in small-sized companies such as those securities in the Russell 2000{reg-trade-mark} Index. For example, as of October 31, 2005, companies in the Russell 2000{reg-trade-mark} Index ranged in capitalization from $37 million to $3.7 billion.
The Small Cap Growth Fund invests under normal conditions at least 80% of its net assets in securities of small-sized companies such as those securities in the Russell 2000{reg-trade-mark} Growth Index. For example, as of October 31, 2006, companies in the Russell 2000{reg-trade-mark} Growth Index ranged in capitalization from $___ million to $___ billion.
The Small Cap Value Fund invests under normal conditions at least 80% of its net assets in securities of small-sized companies such as those securities in the Russell 2000{reg-trade-mark} Value Index. For example, as of October 31, 2006, companies in the Russell 2000{reg-trade-mark} Value Index ranged in capitalization from $___ million to $__ billion.
Because the Funds (except for the Short-Term Bond Fund) invest in companies that are defined by reference to an index, the market capitalization of companies in which the Fund may invest will vary with market conditions. The Russell Indices described above are reconstituted on an annual basis.
In addition to the principal strategies discussed in the Risk/Return Summaries, the Funds may use various techniques as non-principal investment strategies to achieve the investment objectives of the Funds. These techniques may include buying and selling futures contracts, swaps, options, when-issued securities and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Short-Term Bond Fund and Balanced Fund may invest a portion of their assets in debt obligations of foreign corporations, banks, governments and their political subdivisions. Each Fund may engage in securities lending to earn income.
Cash Holdings & Temporary Investments. Each Fund may from time to time have a portion of its assets invested in cash or cash equivalents, such as short-term investment grade securities, while waiting to invest monies received from purchases of the Fund's shares or from the sale of its portfolio securities. Cash equivalents purchased by a Fund will be rated in the highest ratings categories by Standard & Poor's, Moody's Investor Service, Inc., Fitch Inc. or another nationally recognized statistical rating organization ("NRSRO"). In the event that a Fund experiences large cash inflows, the Adviser may temporarily invest in derivatives such as futures and options, including for non-hedging purposes. The Adviser believes that the Funds benefit from this technique by reducing trading costs. The Adviser may choose to sell securities for a variety of reasons, such as to maintain portfolio diversification, to redeploy assets into more promising opportunities, or to raise cash.
Under normal market conditions, each Fund may hold cash or cash equivalents, such as commercial paper, Certificates of deposit, demand and time deposits and banker's acceptances, U.S. Government securities (e.g., U.S. Treasury obligations) or repurchase agreements.
Temporary Defensive Investments. Each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity. A Fund may not achieve its investment objectives to the extent that it engages in such a temporary, defensive strategy. However, a Fund will not change its investment objective without providing 60 days prior written notice to shareholders.
Changes in Investment Objectives and Policies. The investment objectives, strategies and policies described above may be changed without the approval of a Fund's shareholders. However, a Fund will not change an investment policy of investing at least 80% of its net assets in securities suggested by its name without prior written notice of the change in the investment policy and changing the Fund's name.

 ADDITIONAL RISKS

Additional information about the funds principal risks is provided below, as well as information about other non-principal risks relating to the fund's investment strategies.
Equity Securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. The value of stock is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Preferred stocks are equity stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. In the event of insolvency or bankruptcy, common stockholders would be subordinate to creditors and preferred stockholders in respect of any payments from the assets of the company.
Risks of Securities Lending. To generate income, each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When a Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.
Futures and Options on Futures Risks. Derivatives such as futures and options on futures may allow a Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. A Fund may invest in derivatives for hedging purposes, but the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in the Fund. Derivatives are volatile and involve significant risks, including:

* Leverage Risk-the risk associated with certain types of investments or trading strategies in which relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

* Credit Risk-the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund.

* Currency Risk-the risk in which changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

* Liquidity Risk-the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Foreign Securities Risks. Foreign investments, including both equity and fixed-income securities, generally involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. Risks also include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect the value of an investment. When-Issued Securities. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place. In addition, when a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

 PORTFOLIO HOLDINGS INFORMATION

Information concerning a Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of a Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. The Adviser may post summary portfolio composition information, which may include identification on a Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector, on its website. If such summary portfolio information is posted, the information will be posted 15 days (or the next business day) after month-end and remain in place until replaced by the information for the succeeding month.
To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of a Fund, or select the name of a Fund from the menus on the "Products" section, and from the Funds' page click on the "Portfolio Holdings" link. A user is required to register on the website the first time the user accesses this information. You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Funds' annual and semiannual reports, which contain complete listings of a Fund's portfolio holdings as of the end of a Fund's second and fourth fiscal quarters, may be accessed by selecting the name of a Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of a Fund's portfolio holdings as of the end of the Funds' first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of a Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

MANAGEMENT OF THE FUNDS


 THE ADVISER
The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated MDTA LLC, which is registered as an investment adviser with the SEC. Federated MDTA LLC is responsible for the day-to-day management of the Fund in accordance with the Fund's investment objectives and policies (subject to the general supervision of the Fund's Board). This includes making investment decisions, and buying and selling securities. The address of the Adviser is: 125 CambridgePark Drive, Cambridge, Massachusetts, 02140.
 Federated MDTA LLC is the Adviser to approximately $6.8 billion in total assets including, $6.3 billion in separately managed account portfolios, $197 million in institutional accounts and approximately $311 million in mutual funds as of July 25, 2006, that use Federated MDTA's proprietary quantitative investment process.
Other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.
The advisory fee is accrued daily and paid monthly. However, the Adviser has contractually agreed to waive its fees and/or reimburse each Fund's operating expenses to the extent necessary to ensure that the total operating expenses, excluding taxes, interest and brokerage commissions (on an annual basis) do not exceed the amounts shown in the table below:


TOTAL OPERATING EXPENSES NET OF WAIVER/REIMBURSEMENT


 FUND                                CLASS A      CLASS C
----------------------------------------------------------

 MDT-All Cap Core Fund(1)              1.50%        2.25%
 MDT-Tax Aware/All Cap Core Fund       2.05%        2.80%
 MDT-Large Cap Growth Fund             2.05%        2.80%
 MDT-Mid Cap Growth Fund               2.05%        2.80%
 MDT-Small Cap Core Fund               2.05%        2.80%
 MDT-Small Cap Growth Fund             2.05%        2.80%
 MDT-Small Cap Value Fund              2.05%        2.80%
 MDT-Balanced Fund(1)                  1.50%        2.25%
 MDT-Short-Term Bond Fund(1)           1.20%        1.95%
----------------------------------------------------------

(1) The Adviser has contractually agreed to limit Class A and Class C shares' Total Annual Fund Operating Expenses to the amounts stated in the table through November 30, 2006.

Any waivers or reimbursements have the effect of lowering the overall expense ratio for the applicable Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed. The Adviser is permitted to recoup the fees waived and/or expenses paid within a three-year period to the extent of the expense limitation.
The amount the Adviser is entitled to receive on an annual basis together with the amount it actually did receive net of waivers or recoupments for its services during the fiscal year ended July 31, 2005 is:

FUND                                   ADVISORY FEE              ADVISORY FEE
                                    ENTITLED TO BE PAID          ACTUALLY PAID
                                       (as a % of average daily net assets)

MDT-All Cap Core Fund                         0.75 %                 0.71 %
MDT-Tax Aware/All Cap Core Fund               1.00 %                  N/A
MDT-Large Cap Growth Fund                     0.75 %                  N/A
MDT-Mid Cap Growth Fund                       0.90 %                  N/A
MDT-Small Cap Core Fund                       1.25 %                  N/A
MDT-Small Cap Growth Fund                     1.25 %                  N/A
MDT-Small Cap Value Fund                      1.25 %                  N/A
MDT-Balanced Fund                             0.75 %                 0.75 %
MDT-Short-Term Bond Fund                      0.40 %                 0.41 %*

* The advisory fee actually paid is higher than the contractual fee due to fees and/or expenses recovered by the Adviser.

MDT provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of July 31, 2006, the MDT Advisers division had approximately $3.82 billion in assets under its direct management. As of the same date, the Adviser as a whole, had approximately $3.96 billion in assets under management.

 MANAGEMENT TEAM

The All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund are managed by the Quantitative Equity Strategies Group, headed by Dr. David M Goldsmith, who is primarily responsible for the day-to-day management of these Funds. Dr. Goldsmith and John Sherman (the "Portfolio Managers") are jointly and primarily responsible for the day-to-day management of the Balanced Fund. Mr. Sherman is primarily responsible for the day-to-day management of the Short-Term Bond Fund.
David M. Goldsmith, Ph.D., Chief Investment Officer, joined MDT Advisers in 1990 and has been responsible for the development of the Optimum Q process.
Dr. Goldsmith has over 23 years experience in the development and application of financial and statistical modeling techniques. He received an A.B., Summa Cum Laude, Economics from Princeton University, where he won the Wolf Balleison Memorial Prize for the outstanding senior thesis in economics. Dr. Goldsmith also received a Ph.D., Economics, Concentration in Finance from Harvard University.
John F. Sherman, C.F.A., Portfolio Manager, joined MDT Advisers in 2000. He has over fourteen years of experience analyzing financial markets and has been responsible for the Adviser's fixed-income investments for the past five years. Prior to joining the Adviser, Mr. Sherman served as a Senior Analyst for Citizens Financial Group from 1999 to 2000 and as a Senior Analyst for the FDIC from 1991-1999. He is a member of the CFA Institute and the Boston Security Analysts Society. He holds a designation as a Chartered Financial Analyst. He received a B.S.B.A. from North Adams State College, and an M.B.A. from the Boston University Graduate School of Management.
The Quantitative Equity Strategies Group is responsible for the development, maintenance and operation of the proprietary Optimum Q process. In addition to Dr. Goldsmith, team members include:
Frederick L. Konopka, C.F.A., Senior Associate
Sarah A. Stahl, Senior Associate
Stephen R. Griscom, Associate
Daniel J. Mahr, Associate
The Statement of Additional Information ("SAI") provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Funds.

 PRIOR PERFORMANCE OF SIMILAR ACCOUNTS

Provided below is historical performance information of all actual, fee-paying, discretionary equity accounts that have investment objectives, policies, strategies, and risks substantially similar to those of the following:

*    the  "All  Cap  Core  Accounts"  have  investment   objectives,   policies,
     strategies,  and risks  substantially  similar to those of the All Cap Core
     Fund

* the "Tax Aware/All Cap Core Accounts" have investment objectives, policies, strategies, and risks substantially similar to those of the Tax Aware/All Cap Core Fund

*    the  "Large  Growth   Accounts"  have  investment   objectives,   policies,
     strategies, and risks substantially similar to those of the Large Cap Growth Fund

* the "Mid Cap Accounts" have investment objectives, policies, strategies, and risks substantially similar to those of the Mid Cap Growth Fund

* the "Small Cap Core Accounts" have investment objectives, policies, strategies, and risks substantially similar to those of the Small Cap Core Accounts

* the "Small Cap Growth Accounts" have investment objectives, policies, strategies, and risks substantially similar to those of the Small Cap Growth Fund

* the "Small Cap Value Accounts" have investment objectives, policies, strategies, and risks substantially similar to those of the Small Cap Value Fund

Each similar account (collectively, the "Similar Accounts") listed above is managed by the same team of portfolio managers of the Adviser that manages the Fund. As of December 31, 2004, each similar account represents assets as follows:

*    All Cap Core Accounts represent assets of approximately $107,777,000

*    Tax  Aware/All  Cap  Core  Accounts   represent   assets  of  approximately
     $1,212,000

*    Large Growth Accounts represent assets of approximately $110,000

*    Mid Cap Accounts represent assets of approximately $548,000

*    Small Cap Core Accounts represent assets of approximately $117,000

*    Small Cap Growth Accounts represent assets of approximately $58,521,000

*    Small Cap Value Accounts represent assets of approximately $664,000

This information is provided to illustrate the past performance of all fee-paying, discretionary equity accounts managed by the Adviser and does not represent the performance of the Funds. PERFORMANCE OF THE SIMILAR ACCOUNTS IS HISTORICAL AND DOES NOT REPRESENT THE FUTURE PERFORMANCE OF THE FUNDS.
The performance information shown for the Similar Accounts is shown net of management fees, which for this purpose were assumed to equal the contractual management fee applicable to each respective Fund (without taking into account any fee waivers or limits). Performance reflects the reinvestment of all income. Cash and cash equivalents are included in performance returns.
The Similar Accounts are not subject to the same type of expenses to which the Funds are subject partly because the Similar Accounts are not subject to the same regulatory requirements as the Funds. The fees and expenses of the Similar Accounts are lower that those of the Funds. The Funds are subject to certain diversification requirements, tax restrictions, and investment limitations imposed by the Investment Company Act of 1940, or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Similar Accounts could have been adversely affected if the Similar Accounts had been regulated under the federal securities and tax laws imposed on the Funds. The investment results of the composites presented below are unaudited and are not intended to predict or suggest the future returns of the Funds. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

AVERAGE ANNUAL TOTAL RETURNS          ALL CAP CORE ACCOUNTS      RUSSELL 3000{reg-trade-mark}
                                                                              INDEX(1)

1 year ended 12/31/2004                                 15.04%                            11.95%
5 years ended 12/31/2004                                 3.38%                           (1.16)%
Since Inception 9/5/1991-12/31/2004                     14.35%                            11.22%

(1) The Russell 3000{reg-trade-mark} Index is an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market.
     The index does not reflect any deduction for fees, expenses or taxes.

    AVERAGE ANNUAL TOTAL RETURNS           TAX AWARE/ALL CAP CORE      RUSSELL 3000{reg-trade-mark}
                                                  ACCOUNTS                       INDEX(1)

1 year ended 12/31/2004                                 17.28%                            11.95%
Since Inception 05/15/2002-12/31/2004                    9.48%                             6.58%

(1) The Russell 3000{reg-trade-mark} Index is an index that measures the performance of the 3,000 U.S. largest companies by market capitalization representing approximately 98% of the investable domestic equity market.
     The index does not reflect any deduction for fees, expenses or taxes.


    AVERAGE ANNUAL TOTAL RETURNS          LARGE CAP GROWTH              RUSSELL 1000               S&P 500{reg-trade-mark}
                                              ACCOUNTS         GROWTH{reg-trade-mark} INDEX(1)            INDEX(2)
Since Inception 10/01/2004-12/31/2004                    9.64%                             9.17%             9.23%

(1) The Russell 1000 Growth{reg-trade-mark} Index is an index that measures the performance of those companies with higher price-to- book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. The index does not reflect any deduction for fees, expenses or taxes.

(2)  The S&P  500{reg-trade-mark}  Index is a market-value weighted index of 500
     stocks   chosen  for   market   size,   liquidity,   and   industry   group
     representation. The index does not reflect any deduction for fees, expenses or taxes.


    AVERAGE ANNUAL TOTAL RETURNS           MID CAP GROWTH ACCOUNTS              RUSSELL MID CAP
                                                                        GROWTH{reg-trade-mark} INDEX(1)

1 year ended 12/31/2004                                     23.96%                               15.48%
3 years ended 12/31/2004                                    12.10%                                6.16%
Since Inception 08/01/2000-12/31/2004                      (1.66)%                              (4.86)%

(1) The Russell Mid Cap Growth{reg-trade-mark} Index is an index that measures the performance of those companies with higher price- to-book ratios and higher forecasted growth values within the mid-cap segment of the U.S.
     equity universe, which includes the 800 smallest companies by market capitalization within the Russell 1000{reg-trade-mark} Index (an index that includes the 1,000 largest U.S. companies by market capitalization). The index does not reflect any deduction for fees, expenses or taxes.


    AVERAGE ANNUAL TOTAL RETURNS           SMALL CAP CORE ACCOUNTS      RUSSELL 2000{reg-trade-mark}
                                                                                  INDEX(1)
Since Inception 03/01/2004-12/31/2004                       16.04%                            12.40%

(1) The Russell 2000{reg-trade-mark} Index is an index that measures the performance of the 2,000 smallest companies by market capitalization, representing approximately 98% of the investable domestic equity market.
     These 2,000 firms represent approximately 6% of the investable U.S. equity market. The index does not reflect any deduction for fees, expenses or taxes.


    AVERAGE ANNUAL TOTAL RETURNS           SMALL CAP GROWTH ACCOUNTS               RUSSELL 2000
                                                                          GROWTH{reg-trade-mark} INDEX(1)

1 year ended 12/31/2004                                       17.63%                               14.31%
3 years ended 12/31/2004                                      16.32%                                5.80%
Since Inception 08/01/2000-12/31/2004                         11.63%                              (2.34)%

(1)  The Russell 2000 Growth{reg-trade-mark} Index is an index that measures the performance of those companies with higher price-to- book ratios and higher forecasted  growth values within the small-cap  segment of the U.S.  equity
     universe,   which   includes  the  2,000   smallest   companies  by  market
     capitalization within the Russell 3000{reg-trade-mark} Index (an index that includes  the  3,000  largest  U.S.  companies  by  market  capitalization, representing  approximately  98% of the investable  domestic equity market.
     The index does not reflect any deduction for fees, expenses or taxes.


    AVERAGE ANNUAL TOTAL RETURNS           SMALL CAP VALUE ACCOUNTS               RUSSELL 2000
                                                                         VALUE{reg-trade-mark} INDEX(1)
1 year ended 12/31/2003                                      21.80%                              22.25%
3 years ended 12/31/2003                                     22.02%                              16.50%
Since Inception 08/01/2000-12/31/2004                        16.89%                              17.00%

(1) The Russell 2000 Value{reg-trade-mark} Index is an index that measures the performance of those companies with lower price-to- book ratios and lower forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000{reg-trade-mark} Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable domestic equity market). The index does not reflect any deduction for fees, expenses or taxes.

YOUR ACCOUNT


 DISTRIBUTION OF SHARES

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions on behalf of their customers or to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Funds, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

 CHOOSING A SHARE CLASS

Each Fund offers three Share classes: Class A Shares, Class C Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares and Class C Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.

 PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.
When a financial intermediary's customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:


CLASS A SHARES OF:
MDT ALL CAP CORE FUND, MDT TAX AWARE/ALL CAP CORE FUND, MDT LARGE CAP GROWTH FUND, MDT MID CAP GROWTH FUND, MDT SMALL CAP CORE FUND, MDT SMALL CAP GROWTH FUND, MDT SMALL CAP VALUE FUND AND MDT BALANCED FUND ONLY:


--------------------------------------------------------------------------
 Purchase Amount                       Dealer Reallowance as a percentage
                                            of Public Offering Price

 Less than $50,000                                                  5.00%
 $50,000 but less than $100,000                                     4.00%
 $100,000 but less than $250,000                                    3.25%
 $250,000 but less than $500,000                                    2.25%
 $500,000 but less than $1 million                                  1.80%
 $1 million or greater                                              0.00%
--------------------------------------------------------------------------


CLASS A SHARES OF:
MDT SHORT-TERM BOND FUND ONLY


--------------------------------------------------------------
 Purchase Amount           Dealer Reallowance as a Percentage
                                of Public Offering Price

 Less than $1 million                                   1.00%
 $1 million or greater                                  0.00%
--------------------------------------------------------------

ADVANCE COMMISSIONS
When a financial intermediary's customer purchases Shares, the financial intermediary may receive an advance commission as follows:


CLASS A SHARES (FOR PURCHASES OVER $1 MILLION)


----------------------------------------------------------------------
 Purchase Amount                   Advance Commission as a Percentage
                                        of Public Offering Price

 First $1 million - $5 million                                  0.75%
 Next $5 million - $20 million                                  0.50%
 Over $20 million                                               0.25%
----------------------------------------------------------------------
Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.
Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

RULE 12B-1 PLAN
The Funds have adopted a Rule 12b-1 Plan under the Investment Company Act of 1940 in respect of its Class A and Class C shares. Under the Rule 12b-1 Plan, Class A shares may pay a fee of up to 0.35% of the average daily net asset value of Class A shares, except for the All Cap Core Fund, which will have distribution fee of 0.25% of the average daily net assets of the Class A shares of the Fund. However, the Board of Trustees currently has authorized Class A shares to pay a fee of up to 0.25% of the average daily net asset value of Class A shares. Under the Rule 12b-1 Plan, Class C shares pay a fee of up to 1.00% of the average daily net asset value of Class C shares. Of these fees, the Funds will not pay more than 0.75% for distribution and promotion of Class C shares. The Distributor uses this fee to finance activities that promote the sale of Fund shares. Such activities include, but are not necessarily limited to, shareholder servicing, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. The Rule 12b-1 Plan has the effect of increasing the expenses of the shares from what they would otherwise be.

ACCOUNT ADMINISTRATION FEES
The Funds may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES
The Funds may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES
The Funds may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Funds to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus and described above because they are not paid by the Funds.
These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Funds to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Funds and any services provided.

 SHARE PRICE

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). When a Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of that Fund's assets may change on days you cannot purchase or redeem Shares.
NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds' current NAV and public offering price may be found in the mutual funds section of certain local newspapers.
The Funds generally value equity securities according to the last sale price reported by the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).
The Funds generally value fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the bid price currently offered to institutional investors for the securities.
Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.
Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Funds' Board. The Funds may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.
Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating each Fund's NAV in advance of the time as of which NAV is calculated.
In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.
There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate its NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.
The following table summarizes the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

MDT ALL CAP CORE FUND, MDT TAX AWARE/ALL CAP CORE FUND, MDT LARGE CAP GROWTH FUND, MDT MID CAP GROWTH FUND, MDT SMALL CAP CORE FUND, MDT SMALL CAP GROWTH FUND, MDT SMALL CAP VALUE FUND AND MDT BALANCED FUND ONLY:


--------------------------------------------------------------------
                               MAXIMUM SALES CHARGES
               -----------------------------------------------------
 SHARES OFFERED        FRONT-END            CONTINGENT DEFERRED
                    SALES CHARGE(2)           SALES CHARGE(3)
--------------------------------------------------------------------
 CLASS A                       5.50 %                      0.00 %
 CLASS C                       0.00 %                      1.00 %
--------------------------------------------------------------------

(1) The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. To maximize your return and minimize the sales charges and marketing fees, purchases of Class C Shares are generally limited to $1,000,000. Purchases in excess of these limits may be made in Class A Shares. You may be treated differently if your Shares are held on the books of a Fund in the name of a financial intermediary. See "Purchase Limits on Class C Shares" below.

(2) Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

(3)  See "Sales Charge When You Redeem."

MDT SHORT-TERM BOND FUND ONLY:


--------------------------------------------------------------------
                               MAXIMUM SALES CHARGES
               -----------------------------------------------------
 SHARES OFFERED        FRONT-END            CONTINGENT DEFERRED
                    SALES CHARGE(2)           SALES CHARGE(3)
--------------------------------------------------------------------
 CLASS A                       1.00 %                      0.00 %
 CLASS C                       0.00 %                      1.00 %
--------------------------------------------------------------------

(1) The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. To maximize your return and minimize the sales charges and marketing fees, purchases of Class C Shares are generally limited to $1,000,000. Purchases in excess of these limits may be made in Class A Shares. You may be treated differently if your Shares are held on the books of a Fund in the name of a financial intermediary. See "Purchase Limits on Class C Shares" below.

(2) Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

(3)  See "Sales Charge When You Redeem."

As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to financial intermediaries, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your financial intermediary.
Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") Class C Shares bear a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares.
You should also consider that the expense ratio for Class A Shares will be lower than that for Class C Shares. Thus, the fact that there is no front-end charge imposed on purchases of Class C Shares does not always make them preferable to Class A Shares.

SALES CHARGE WHEN YOU PURCHASE
The following tables list the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the tables and described below.

MDT ALL CAP CORE FUND, MDT TAX AWARE/ALL CAP CORE FUND, MDT LARGE CAP GROWTH FUND, MDT MID CAP GROWTH FUND, MDT SMALL CAP CORE FUND, MDT SMALL CAP GROWTH FUND, MDT SMALL CAP VALUE FUND AND MDT BALANCED FUND ONLY:


CLASS A SHARES

Purchase Amount                       Sales Charge as a Percentage      Sales Charge as a
                                        of Public Offering Price        Percentage of NAV

Less than $50,000                                            5.50%                  5.82%
$50,000 but less than $100,000                               4.50%                  4.71%
$100,000 but less than $250,000                              3.75%                  3.90%
$250,000 but less than $500,000                              2.50%                  2.56%
$500,000 but less than $1 million                            2.00%                  2.04%
$1 million or greater(1)                                     0.00%                  0.00%

(1) A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

MDT SHORT-TERM BOND FUND ONLY:


CLASS A SHARES


--------------------------------------------------------------------------------
Purchase Amount              Sales Charge as a Percentage      Sales Charge as a
                               of Public Offering Price        Percentage of NAV

Less than $1 million                                1.00%                  1.01%
$1 million or greater(1)                            0.00%                  0.00%
--------------------------------------------------------------------------------

(1) A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.


REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS
Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Funds are indicated in the tables above. You or your financial intermediary must notify the Funds' Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.
In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your financial intermediary or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the MDT or the Federated funds held directly or through a financial intermediary or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.
In order to verify your eligibility for a breakpoint discount, you will be required to provide to your financial intermediary or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through a financial intermediary, you may be asked to provide additional information and records as required by the financial intermediary. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on MDT's and Federated's website free of charge, this information is not separately disclosed on the website.

CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, THE SALES CHARGE AT PURCHASE OF CLASS A SHARES ONLY, MAY BE REDUCED OR ELIMINATED BY:
LARGER PURCHASES

* purchasing Class A Shares in greater quantities to reduce the applicable sales charge;

CONCURRENT AND ACCUMULATED PURCHASES

* combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F and Class K Shares of any MDT or Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or

LETTER OF INTENT (CLASS A SHARES ONLY)

* signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months (call your financial intermediary or the Fund for more information). The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

PURCHASE LIMITS ON CLASS C SHARES (UNTIL AUGUST 31, 2006)
In order to maximize shareholder returns and minimize sales charges and marketing fees, purchase orders for Class C Shares are generally limited to $1,000,000. If the amount of the purchase order would equal or exceed the limit, then the purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. You may be treated differently if your Shares are held on the books of the Funds in the name of a financial intermediary.

PURCHASE LIMITS ON CLASS C SHARES (EFFECTIVE SEPTEMBER 1, 2006)
In order to maximize shareholder returns and minimize sales charges and marketing fees, an investor's purchases of Class C Shares are generally limited to $1,000,000. In applying the limit, the dollar amount of the current purchase is added to the product obtained by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K shares of any MDT or Federated fund currently held in linked Qualifying Accounts. If the sum of these two amounts would equal or exceed the limit, then the current purchase order will not be processed. Instead, the Distributor will attempt to contact the investor or the investor's financial intermediary to offer the opportunity to convert the order to Class A Shares. You may be treated differently if your Shares are held on the books of the Funds in the name of a financial intermediary.

ELIMINATING THE SALES CHARGE
CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, THE SALES CHARGE WILL BE ELIMINATED WHEN YOU PURCHASE SHARES:

*    within 120 days of redeeming Shares of an equal or greater amount;

* through a financial intermediary that did not receive a dealer reallowance on the purchase;

*    with reinvested dividends or capital gains;

* as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;

* as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);

* as a Trustee, employee or former employee of the Funds, the Adviser, the Distributor and their affiliates, an employee of any financial intermediary that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or

* pursuant to the exchange privilege. The sales charge will not be eliminated if you purchase Shares of a Fund through an exchange of shares of Liberty U.S. Government Money Market Trust unless your Liberty shares were acquired through an exchange of shares on which the sales charge had previously been paid.

SALES CHARGE WHEN YOU REDEEM
Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

TO KEEP THE SALES CHARGE AS LOW AS POSSIBLE, THE FUND REDEEMS YOUR SHARES IN THIS ORDER:

*    Shares that are not subject to a CDSC; and

* Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other MDT or Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

CLASS A SHARES

If you make a purchase of Class A Shares in the amount of $1 million or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

CLASS C SHARES:

You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.
If your investment qualifies for a reduction or elimination of the CDSC, you or your financial intermediary must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

CONTINGENT UPON NOTIFICATION TO THE TRANSFER AGENT, YOU WILL NOT BE CHARGED A CDSC WHEN REDEEMING SHARES:

* following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);

* representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

* purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;

* purchased by Trustees, employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;

* purchased through a financial intermediary that did not receive an advance commission on the purchase;

*    purchased with reinvested dividends or capital gains;

* redeemed by a Fund when it closes an account for not meeting the minimum balance requirements; or

* purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange).

FEE WHEN YOU REDEEM OR EXCHANGE
For 10 days (MDT Short-Term Bond Fund only) following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee.
For 30 days (MDT All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT Balanced Fund only) following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee.
For 180 days (MDT Tax Aware/All Cap Core Fund only) following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee.
The 2.00% fee, referred to in the prospectus and Statement of Additional Information (SAI) as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. This redemption/exchange fee is intended to encourage long-term investments in the Funds, to offset transaction and other Fund expenses caused by short-term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that a Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended, including redemptions made as part of an overall strategy to buy and sell Shares in response to incremental changes in a Fund's NAV. The redemption/exchange fee will be paid to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Funds reserve the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, Shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

The Funds' goal is to collect the redemption/exchange fee on all Shares that are redeemed or exchanged within 10 days (MDT Short-Term Bond Fund only), 30 days (MDT All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT Balanced Fund only), or 180 days (MDT Tax Aware/All Cap Core Fund only) of purchase. However, the Funds may not be able to achieve their goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Funds specifically anticipate that they may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including omnibus accounts of banks, broker-dealers, trust companies and retirement plan record keepers.
Participant directed transactions involving Shares held in retirement plans established under Sections 401(a) or 401(k) of the Internal Revenue Code (the "Code"), custodial plan accounts established under Section 403(b)(7) of the Code, or deferred compensation plans established under Section 457 of the Code will be subject to the redemption/exchange fee. Non-participant directed transactions such as distributions due to death, disability, health, or financial hardship will not be subject to the redemption/exchange fee. The redemption/exchange fee will not apply to Shares held in plans administered as college savings programs under Section 529 of the Code. Finally, Shares acquired by reinvestment of dividends or distributions of the Funds, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee. For more discussion regarding the redemption/exchange fee, please see the Funds' SAI.

 BUYING SHARES

You may purchase Shares through a financial intermediary, directly from a Fund or through an exchange from another MDT or Federated fund. The Funds reserve the right to reject any request to purchase or exchange Shares. Where the Funds offer more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

MINIMUM INVESTMENTS
For each Fund (Class A or C shares), to open an account you must invest at least the minimum amount as indicated below:


MINIMUM INVESTMENTS                                  TO OPEN            TO ADD TO
                                                   YOUR ACCOUNT      YOUR ACCOUNT(1)

Regular Accounts                                   $      1,000      $            50
Retirement and Tax-Deferred Accounts               $        100      $            50
Broker-dealer Sponsored Wrap Account Programs      $        250      $            50

(1) After you have opened a Fund account, you may also make automatic subsequent investments with $50 or more through the Automatic Investment Plan.

The minimum initial investment required to open a Fund account depends on the nature of the account. For example, for regular accounts, each Fund requires an initial investment of $1,000, but for retirement and tax-deferred accounts (IRAs, SEP-IRAs, 401(k) accounts, pension and profit sharing plans, UGMA/UTMA accounts, etc.), only an initial investment of $100 is required. To add to existing accounts, each Fund requires a minimum investment of $50 for all accounts. Initial investments in a Fund may be made in any amount in excess of this amount.
Pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances and "wrap account" or "managed fund" programs established with broker-dealers or financial intermediaries that maintain an omnibus or pooled account for a fund generally may purchase Class I shares, subject to investment minimums applicable to such programs.

RECEIPT OF ORDERS
Investors may be charged a fee for transactions effected through a broker or agent. For more information about your financial institution's rules and procedures and whether your financial institution has been authorized by the Fund to receive purchase and redemption orders on its behalf, you should contact your financial institution directly.

GENERAL TRANSACTION POLICIES
The Funds reserve the right to:
     Vary or waive any minimum investment requirement.
If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.
During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under "Buying Shares".
Based on the Adviser's analysis of the size of the applicable market, market liquidity, portfolio holdings of the Funds and other accounts of the Adviser, as well as other issues, upon 30 days' written notice to Fund shareholders a Fund may close to new investors when it reaches an asset size determined by the Adviser to be too large to sustain additional assets. If a Fund closes to new investors, the Funds' Board of Trustees will review, on at least a semi-annual basis, market conditions and other factors presented by the Adviser in order to determine whether to reopen the Fund to new investors.

THROUGH A FINANCIAL INTERMEDIARY

*    Establish an account with the financial intermediary; and

* Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Funds on the same day and the Funds receive payment within three business days. You will become the owner of Shares and receive dividends when the Funds receive your payment.

Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Funds by submitting a completed New Account Form; and

*    Send your payment to the Funds by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Funds receive your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Funds' transfer agent.
An institution may establish an account and place an order by calling the Funds and the Shares will be priced at the next calculated NAV after the Funds receive the order.

BY WIRE
Send your wire to:
     State Street Bank and Trust Company
     Boston, MA
     Dollar Amount of Wire
     ABA Number 011000028
     Attention: EDGEWIRE
     Wire Order Number, Dealer Number or Group Number
     Nominee/Institution Name
     Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK
Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and send it to:
     The Federated Funds
     P.O. Box 8600
     Boston, MA 02266-8600
If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, send it to:
     The Federated Funds
     30 Dan Road
    Canton, MA 02021
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds reserve the right to reject ANY purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to THE FEDERATED FUNDS (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE
You may purchase Shares through an exchange from the same share class of another MDT or Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM
Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Funds or your financial intermediary.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Funds for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

 SELLING SHARES

You should redeem or exchange Shares:

* through a financial intermediary if you purchased Shares through a financial intermediary; or

*    directly from the Funds if you purchased Shares directly from the Funds.

Shares of the Funds may be redeemed for cash or exchanged for shares of the same class of other MDT or Federated funds on days on which the Funds compute its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Funds receive the order from your financial intermediary.

DIRECTLY FROM THE FUND
BY TELEPHONE
You may redeem or exchange Shares by simply calling the Funds at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL
You may redeem or exchange Shares by sending a written request to the Funds. You will receive a redemption amount based on the next calculated NAV after the Funds receive your written request in proper form.
Send requests by mail to:
     The Federated Funds
     P.O. Box 8600
     Boston, MA 02266-8600
Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:
  The Federated Funds
  30 Dan Road
  Canton, MA 02021
All requests must include:

*    Fund Name and Share Class, account number and account registration;

*    amount to be redeemed or exchanged;

*    signatures of all shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Funds if you need special instructions.

SIGNATURE GUARANTEES
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

*    a redemption is payable to someone other than the shareholder(s) of record;
     or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

* to allow your purchase to clear (as discussed below);


* during periods of market volatility;


* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or


* during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.


If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:


* when the NYSE is closed, other than customary weekend and holiday closings;


* when trading on the NYSE is restricted, as determined by the SEC; or


* in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.


You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Funds may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE
You may exchange Shares of a Fund into shares of the same class of another MDT or Federated fund. To do this, you must:

     *       ensure that the account registrations are identical;

     *       meet any minimum initial investment requirements; and

     * receive a prospectus for the fund into which you wish to exchange. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.
The Funds may modify or terminate the exchange privilege at any time. In addition, the Funds may terminate your exchange privilege if your exchange activity is found to be excessive under the Funds' frequent trading policies. See "Account and Share Information-Frequent Trading Policies."

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM
You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares or Class C Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS
TELEPHONE TRANSACTIONS
The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES
The Funds do not issue share certificates.
The MDT All Cap Core Fund, the MDT Large Cap Growth Fund, the MDT Mid Cap Growth Fund, the MDT Small Cap Core Fund, the MDT Small Cap Growth Fund, the MDT Small Cap Value Fund, and the MDT Balanced Fund charge a redemption fee of 2.00% on shares redeemed or exchanged within 30 days of purchase. The MDT Tax Aware/All Cap Core Fund charges a redemption fee of 2.00% on shares redeemed or exchanged within 180 days of purchase. The MDT Short-Term Bond Fund charges a 2.00% redemption fee on shares redeemed or exchanged within ten days of purchase.

 FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Funds can have adverse consequences for the Funds and shareholders who use the Funds as a long-term investment vehicle. Such trading in significant amounts can disrupt the Funds' investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Funds. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund's NAV in advance of the time as of which NAV is calculated.
The Funds' Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Funds' Shares. The Funds also monitor trading in Fund Shares in an effort to identify disruptive trading activity. The Funds monitor trades into and out of a Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Funds may also monitor trades into and out of a Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Funds' management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to a Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how a Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Funds' portfolio and its performance.
The Funds' frequent trading restrictions do not apply to purchases and sales of Fund Shares by other MDT or Federated funds. These funds impose the same frequent trading restrictions as a Fund at its shareholder level. In addition, allocation changes of the investing MDT or Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other MDT or Federated funds could adversely affect the management of a Fund's portfolio and its performance.
The Funds' objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, each Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

 RETIREMENT AND OTHER QUALIFIED PLANS

You may purchase shares of the Funds for your individual retirement accounts including Traditional IRA, Rollover IRA, Roth IRA, Educational IRA, SEP IRA, Simple IRA and 401K accounts. To obtain the appropriate disclosure documentation and complete information on how to open a retirement account or roll over assets from your Memorial Drive Retirement Trust or other qualified plan account, call toll free 1-800-341-7400.
 ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

DISTRIBUTION AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

Dividends for each Fund, other than the MDT Short-Term Bond Fund, are generally declared and paid annually to shareholders. Dividends for the MDT Short-Term Bond Fund are generally declared and paid monthly to shareholders. Dividends are paid to all shareholders invested in the Funds on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other MDT or Federated fund of which you are already a shareholder.
If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.
If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Funds for information concerning when dividends and capital gains will be paid.

 TAXATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time each Fund holds its assets.
Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.
LEGAL PROCEEDINGS

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund's directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com.
Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.
The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Funds' financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by PricewaterhouseCoopers LLP, another independent registered public accounting firm.

[To be filed by Amendment]

APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following charts provide additional hypothetical information about the effect of the Funds' expenses, including investment advisory fees and other Fund costs, on the Fund s' assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Funds' annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

MDT ALL CAP CORE FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 1.28%

MAXIMUM FRONT-END SALES CHARGE: 5.50%
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
                BEGINNING   PERFORMANCE       AFTER      EXPENSES        ENDING
               INVESTMENT      EARNINGS     RETURNS                  INVESTMENT
 1             $10,000.00       $472.50   $9,922.50       $673.21     $9,801.54
 2              $9,801.54       $490.08  $10,291.62       $127.79    $10,166.16
 3             $10,166.16       $508.31  $10,674.47       $132.55    $10,544.34
 4             $10,544.34       $527.22  $11,071.56       $137.48    $10,936.59
 5             $10,936.59       $546.83  $11,483.42       $142.59    $11,343.43
 6             $11,343.43       $567.17  $11,910.60       $147.90    $11,765.41
 7             $11,765.41       $588.27  $12,353.68       $153.40    $12,203.08
 8             $12,203.08       $610.15  $12,813.23       $159.10    $12,657.03
 9             $12,657.03       $632.85  $13,289.88       $165.02    $13,127.87
 10            $13,127.87       $656.39  $13,784.26       $171.16    $13,616.23
 Cumulative                   $5,599.77                 $2,010.20


MDT ALL CAP CORE FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.03%

MAXIMUM FRONT-END SALES CHARGE: 0.00%
--------------------------------------------------------------------------------
|YEAR      ||HYPOTHETICAL||HYPOTHETICAL||INVESTMENT||HYPOTHETICAL||HYPOTHETICAL|
|          ||   BEGINNING|| PERFORMANCE||     AFTER||    EXPENSES||      ENDING|
|          ||  INVESTMENT||    EARNINGS||   RETURNS||            ||  INVESTMENT|
--------------------------------------------------------------------------------
|1         ||  $10,000.00||     $500.00||$10,500.00||     $206.01||  $10,297.00|
--------------------------------------------------------------------------------
|2         ||  $10,297.00||     $514.85||$10,811.85||     $212.13||  $10,602.82|
--------------------------------------------------------------------------------
|3         ||  $10,602.82||     $530.14||$11,132.96||     $218.43||  $10,917.72|
--------------------------------------------------------------------------------
|4         ||  $10,917.72||     $545.89||$11,463.61||     $224.92||  $11,241.98|
--------------------------------------------------------------------------------
|5         ||  $11,241.98||     $562.10||$11,804.08||     $231.60||  $11,575.87|
--------------------------------------------------------------------------------
|6         ||  $11,575.87||     $578.79||$12,154.66||     $238.48||  $11,919.67|
--------------------------------------------------------------------------------
|7         ||  $11,919.67||     $595.98||$12,515.65||     $245.56||  $12,273.68|
--------------------------------------------------------------------------------
|8         ||  $12,273.68||     $613.68||$12,887.36||     $252.86||  $12,638.21|
--------------------------------------------------------------------------------
|9         ||  $12,638.21||     $631.91||$13,270.12||     $260.37||  $13,013.56|
--------------------------------------------------------------------------------
|10        ||  $13,013.56||     $650.68||$13,664.24||     $268.10||  $13,400.06|
--------------------------------------------------------------------------------
|Cumulative||            ||   $5,724.02||          ||   $2,358.46||            |
--------------------------------------------------------------------------------





MDT TAX AWARE/ALL CAP CORE FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 2.05%

MAXIMUM FRONT-END SALES CHARGE: 5.50%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $472.50   $9,922.50        $746.58     $9,728.78
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 2.22%
2                     $9,728.78       $486.44  $10,215.22        $218.98     $9,999.24
GROSS                                                      ANNUAL EXPENSE RATIO: 2.31%
3                     $9,999.24       $499.96  $10,499.20        $234.09    $10,268.22
4                    $10,268.22       $513.41  $10,781.63        $240.39    $10,544.44
5                    $10,544.44       $527.22  $11,071.66        $246.85    $10,828.09
6                    $10,828.09       $541.40  $11,369.49        $253.49    $11,119.37
7                    $11,119.37       $555.97  $11,675.34        $260.31    $11,418.48
8                    $11,418.48       $570.92  $11,989.40        $267.31    $11,725.64
9                    $11,725.64       $586.28  $12,311.92        $274.51    $12,041.06
10                   $12,041.06       $602.05  $12,643.11        $281.89    $12,364.96
Cumulative                          $5,356.15                  $3,024.40



MDT TAX AWARE/ALL CAP CORE FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.80%

MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00        $283.08    $10,220.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 2.97%
2                    $10,220.00       $511.00  $10,731.00        $306.61    $10,427.47
GROSS                                                      ANNUAL EXPENSE RATIO: 3.06%
3                    $10,427.47       $521.37  $10,948.84        $322.18    $10,629.76
4                    $10,629.76       $531.49  $11,161.25        $328.43    $10,835.98
5                    $10,835.98       $541.80  $11,377.78        $334.80    $11,046.20
6                    $11,046.20       $552.31  $11,598.51        $341.29    $11,260.50
7                    $11,260.50       $563.03  $11,823.53        $347.91    $11,478.95
8                    $11,478.95       $573.95  $12,052.90        $354.66    $11,701.64
9                    $11,701.64       $585.08  $12,286.72        $361.54    $11,928.65
10                   $11,928.65       $596.43  $12,525.08        $368.56    $12,160.07
Cumulative                          $5,476.46                  $3,349.06



MDT LARGE CAP GROWTH FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 2.05%

MAXIMUM FRONT-END SALES CHARGE: 5.50%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $472.50   $9,922.50        $746.58     $9,728.78
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 2.68%
2                     $9,728.78       $486.44  $10,215.22        $263.76     $9,954.49
GROSS                                                      ANNUAL EXPENSE RATIO: 2.99%
3                     $9,954.49       $497.72  $10,452.21        $300.63    $10,154.58
4                    $10,154.58       $507.73  $10,662.31        $306.67    $10,358.69
5                    $10,358.69       $517.93  $10,876.62        $312.84    $10,566.90
6                    $10,566.90       $528.35  $11,095.25        $319.13    $10,779.29
7                    $10,779.29       $538.96  $11,318.25        $325.54    $10,995.95
8                    $10,995.95       $549.80  $11,545.75        $332.08    $11,216.97
9                    $11,216.97       $560.85  $11,777.82        $338.76    $11,442.43
10                   $11,442.43       $572.12  $12,014.55        $345.57    $11,672.42
Cumulative                          $5,232.40                  $3,591.56



MDT LARGE CAP GROWTH FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.80%

MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00        $283.08    $10,220.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 3.43%
2                    $10,220.00       $511.00  $10,731.00        $353.30    $10,380.45
GROSS                                                      ANNUAL EXPENSE RATIO: 3.74%
3                    $10,380.45       $519.02  $10,899.47        $390.67    $10,511.24
4                    $10,511.24       $525.56  $11,036.80        $395.60    $10,643.68
5                    $10,643.68       $532.18  $11,175.86        $400.58    $10,777.79
6                    $10,777.79       $538.89  $11,316.68        $405.63    $10,913.59
7                    $10,913.59       $545.68  $11,459.27        $410.74    $11,051.10
8                    $11,051.10       $552.56  $11,603.66        $415.91    $11,190.34
9                    $11,190.34       $559.52  $11,749.86        $421.16    $11,331.34
10                   $11,331.34       $566.57  $11,897.91        $426.46    $11,474.11
Cumulative                          $5,350.98                  $3,903.13



MDT MID CAP GROWTH FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 2.05%

MAXIMUM FRONT-END SALES CHARGE: 5.50%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $472.50   $9,922.50        $746.58     $9,728.78
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 2.69%
2                     $9,728.78       $486.44  $10,215.22        $264.73     $9,953.51
GROSS                                                      ANNUAL EXPENSE RATIO: 3.14%
3                     $9,953.51       $497.68  $10,451.19        $315.45    $10,138.65
4                    $10,138.65       $506.93  $10,645.58        $321.31    $10,327.23
5                    $10,327.23       $516.36  $10,843.59        $327.29    $10,519.32
6                    $10,519.32       $525.97  $11,045.29        $333.38    $10,714.98
7                    $10,714.98       $535.75  $11,250.73        $339.58    $10,914.28
8                    $10,914.28       $545.71  $11,459.99        $345.90    $11,117.29
9                    $11,117.29       $555.86  $11,673.15        $352.33    $11,324.07
10                   $11,324.07       $566.20  $11,890.27        $358.88    $11,534.70
Cumulative                          $5,209.40                  $3,705.43



MDT MID CAP GROWTH FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.80%

MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00        $283.08    $10,220.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 3.53%
2                    $10,220.00       $511.00  $10,731.00        $363.42    $10,370.23
GROSS                                                      ANNUAL EXPENSE RATIO: 3.89%
3                    $10,370.23       $518.51  $10,888.74        $405.64    $10,485.34
4                    $10,485.34       $524.27  $11,009.61        $410.14    $10,601.73
5                    $10,601.73       $530.09  $11,131.82        $414.70    $10,719.41
6                    $10,719.41       $535.97  $11,255.38        $419.30    $10,838.40
7                    $10,838.40       $541.92  $11,380.32        $423.95    $10,958.71
8                    $10,958.71       $547.94  $11,506.65        $428.66    $11,080.35
9                    $11,080.35       $554.02  $11,634.37        $433.42    $11,203.34
10                   $11,203.34       $560.17  $11,763.51        $438.23    $11,327.70
Cumulative                          $5,323.89                  $4,020.54



MDT SMALL CAP CORE FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 2.05%

MAXIMUM FRONT-END SALES CHARGE: 5.50%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $472.50   $9,922.50        $746.58     $9,728.78
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 2.41%
2                     $9,728.78       $486.44  $10,215.22        $237.50     $9,980.76
GROSS                                                      ANNUAL EXPENSE RATIO: 2.59%
3                     $9,980.76       $499.04  $10,479.80        $261.62    $10,221.30
4                    $10,221.30       $511.07  $10,732.37        $267.92    $10,467.63
5                    $10,467.63       $523.38  $10,991.01        $274.38    $10,719.90
6                    $10,719.90       $536.00  $11,255.90        $280.99    $10,978.25
7                    $10,978.25       $548.91  $11,527.16        $287.76    $11,242.83
8                    $11,242.83       $562.14  $11,804.97        $294.70    $11,513.78
9                    $11,513.78       $575.69  $12,089.47        $301.80    $11,791.26
10                   $11,791.26       $589.56  $12,380.82        $309.07    $12,075.43
Cumulative                          $5,304.73                  $3,262.32



MDT SMALL CAP CORE FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.80%

MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00        $283.08    $10,220.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 3.16%
2                    $10,220.00       $511.00  $10,731.00        $325.92    $10,408.05
GROSS                                                      ANNUAL EXPENSE RATIO: 3.34%
3                    $10,408.05       $520.40  $10,928.45        $350.51    $10,580.82
4                    $10,580.82       $529.04  $11,109.86        $356.33    $10,756.46
5                    $10,756.46       $537.82  $11,294.28        $362.25    $10,935.02
6                    $10,935.02       $546.75  $11,481.77        $368.26    $11,116.54
7                    $11,116.54       $555.83  $11,672.37        $374.37    $11,301.07
8                    $11,301.07       $565.05  $11,866.12        $380.59    $11,488.67
9                    $11,488.67       $574.43  $12,063.10        $386.91    $11,679.38
10                   $11,679.38       $583.97  $12,263.35        $393.33    $11,873.26
Cumulative                          $5,424.29                  $3,581.55



MDT SMALL CAP GROWTH FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 2.05%

MAXIMUM FRONT-END SALES CHARGE: 5.50%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $472.50   $9,922.50        $746.58     $9,728.78
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 2.62%
2                     $9,728.78       $486.44  $10,215.22        $257.93     $9,960.32
GROSS                                                      ANNUAL EXPENSE RATIO: 2.91%
3                     $9,960.32       $498.02  $10,458.34        $292.87    $10,168.49
4                    $10,168.49       $508.42  $10,676.91        $299.00    $10,381.01
5                    $10,381.01       $519.05  $10,900.06        $305.24    $10,597.97
6                    $10,597.97       $529.90  $11,127.87        $311.62    $10,819.47
7                    $10,819.47       $540.97  $11,360.44        $318.14    $11,045.60
8                    $11,045.60       $552.28  $11,597.88        $324.79    $11,276.45
9                    $11,276.45       $563.82  $11,840.27        $331.57    $11,512.13
10                   $11,512.13       $575.61  $12,087.74        $338.50    $11,752.73
Cumulative                          $5,247.01                  $3,526.24



MDT SMALL CAP GROWTH FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.80%

MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00        $283.08    $10,220.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 3.37%
2                    $10,220.00       $511.00  $10,731.00        $347.22    $10,386.59
GROSS                                                      ANNUAL EXPENSE RATIO: 3.66%
3                    $10,386.59       $519.33  $10,905.92        $382.70    $10,525.77
4                    $10,525.77       $526.29  $11,052.06        $387.82    $10,666.82
5                    $10,666.82       $533.34  $11,200.16        $393.02    $10,809.76
6                    $10,809.76       $540.49  $11,350.25        $398.29    $10,954.61
7                    $10,954.61       $547.73  $11,502.34        $403.62    $11,101.40
8                    $11,101.40       $555.07  $11,656.47        $409.03    $11,250.16
9                    $11,250.16       $562.51  $11,812.67        $414.51    $11,400.91
10                   $11,400.91       $570.05  $11,970.96        $420.07    $11,553.68
Cumulative                          $5,365.81                  $3,839.36



MDT SMALL CAP VALUE FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 2.05%

MAXIMUM FRONT-END SALES CHARGE: 5.50%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $472.50   $9,922.50        $746.58     $9,728.78
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 2.28%
2                     $9,728.78       $486.44  $10,215.22        $224.83     $9,993.40
GROSS                                                      ANNUAL EXPENSE RATIO: 2.40%
3                     $9,993.40       $499.67  $10,493.07        $242.96    $10,253.23
4                    $10,253.23       $512.66  $10,765.89        $249.28    $10,519.81
5                    $10,519.81       $525.99  $11,045.80        $255.76    $10,793.33
6                    $10,793.33       $539.67  $11,333.00        $262.41    $11,073.96
7                    $11,073.96       $553.70  $11,627.66        $269.23    $11,361.88
8                    $11,361.88       $568.09  $11,929.97        $276.23    $11,657.29
9                    $11,657.29       $582.86  $12,240.15        $283.41    $11,960.38
10                   $11,960.38       $598.02  $12,558.40        $290.78    $12,271.35
Cumulative                          $5,339.60                  $3,101.47



MDT SMALL CAP VALUE FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.80%

MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00        $283.08    $10,220.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 3.03%
2                    $10,220.00       $511.00  $10,731.00        $312.72    $10,421.33
GROSS                                                      ANNUAL EXPENSE RATIO: 3.15%
3                    $10,421.33       $521.07  $10,942.40        $331.31    $10,614.12
4                    $10,614.12       $530.71  $11,144.83        $337.44    $10,810.48
5                    $10,810.48       $540.52  $11,351.00        $343.68    $11,010.47
6                    $11,010.47       $550.52  $11,560.99        $350.04    $11,214.16
7                    $11,214.16       $560.71  $11,774.87        $356.51    $11,421.62
8                    $11,421.62       $571.08  $11,992.70        $363.11    $11,632.92
9                    $11,632.92       $581.65  $12,214.57        $369.83    $11,848.13
10                   $11,848.13       $592.41  $12,440.54        $376.67    $12,067.32
Cumulative                          $5,459.67                  $3,424.39




MDT BALANCED FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 1.40%

MAXIMUM FRONT-END SALES CHARGE: 5.50%
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
                BEGINNING   PERFORMANCE       AFTER      EXPENSES        ENDING
               INVESTMENT      EARNINGS     RETURNS                  INVESTMENT
 1             $10,000.00       $472.50   $9,922.50       $684.68     $9,790.20
 2              $9,790.20       $489.51  $10,279.71       $139.53    $10,142.65
 3             $10,142.65       $507.13  $10,649.78       $144.55    $10,507.79
 4             $10,507.79       $525.39  $11,033.18       $149.76    $10,886.07
 5             $10,886.07       $544.30  $11,430.37       $155.15    $11,277.97
 6             $11,277.97       $563.90  $11,841.87       $160.73    $11,683.98
 7             $11,683.98       $584.20  $12,268.18       $166.52    $12,104.60
 8             $12,104.60       $605.23  $12,709.83       $172.51    $12,540.37
 9             $12,540.37       $627.02  $13,167.39       $178.73    $12,991.82
 10            $12,991.82       $649.59  $13,641.41       $185.16    $13,459.53
 Cumulative                   $5,568.77                 $2,137.32


MDT BALANCED FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 2.15%

MAXIMUM FRONT-END SALES CHARGE: 0.00%
--------------------------------------------------------------------------------
|Year      ||HYPOTHETICAL||HYPOTHETICAL||INVESTMENT||HYPOTHETICAL||HYPOTHETICAL|
|          ||   BEGINNING|| PERFORMANCE||     AFTER||    EXPENSES||      ENDING|
|          ||  INVESTMENT||    EARNINGS||   RETURNS||            ||  INVESTMENT|
--------------------------------------------------------------------------------
|1         ||  $10,000.00||     $500.00||$10,500.00||     $218.06||  $10,285.00|
--------------------------------------------------------------------------------
|2         ||  $10,285.00||     $514.25||$10,799.25||     $224.28||  $10,578.12|
--------------------------------------------------------------------------------
|3         ||  $10,578.12||     $528.91||$11,107.03||     $230.67||  $10,879.60|
--------------------------------------------------------------------------------
|4         ||  $10,879.60||     $543.98||$11,423.58||     $237.24||  $11,189.67|
--------------------------------------------------------------------------------
|5         ||  $11,189.67||     $559.48||$11,749.15||     $244.01||  $11,508.58|
--------------------------------------------------------------------------------
|6         ||  $11,508.58||     $575.43||$12,084.01||     $250.96||  $11,836.57|
--------------------------------------------------------------------------------
|7         ||  $11,836.57||     $591.83||$12,428.40||     $258.11||  $12,173.91|
--------------------------------------------------------------------------------
|8         ||  $12,173.91||     $608.70||$12,782.61||     $265.47||  $12,520.87|
--------------------------------------------------------------------------------
|9         ||  $12,520.87||     $626.04||$13,146.91||     $273.03||  $12,877.71|
--------------------------------------------------------------------------------
|10        ||  $12,877.71||     $643.89||$13,521.60||     $280.82||  $13,244.72|
--------------------------------------------------------------------------------
|Cumulative||            ||   $5,692.51||          ||   $2,482.65||            |
--------------------------------------------------------------------------------





MDT SHORT-TERM BOND FUND - CLASS A SHARES

ANNUAL EXPENSE RATIO: 1.20%

MAXIMUM FRONT-END SALES CHARGE: 1.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $495.00  $10,395.00        $221.06    $10,276.20
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 1.82%
2                    $10,276.20       $513.81  $10,790.01        $190.00    $10,602.98
GROSS                                                      ANNUAL EXPENSE RATIO: 2.13%
3                    $10,602.98       $530.15  $11,133.13        $229.08    $10,907.29
4                    $10,907.29       $545.36  $11,452.65        $235.66    $11,220.33
5                    $11,220.33       $561.02  $11,781.35        $242.42    $11,542.35
6                    $11,542.35       $577.12  $12,119.47        $249.38    $11,873.62
7                    $11,873.62       $593.68  $12,467.30        $256.54    $12,214.39
8                    $12,214.39       $610.72  $12,825.11        $263.90    $12,564.94
9                    $12,564.94       $628.25  $13,193.19        $271.47    $12,925.55
10                   $12,925.55       $646.28  $13,571.83        $279.26    $13,296.51
Cumulative                          $5,701.39                  $2,438.77



MDT SHORT-TERM BOND FUND - CLASS C SHARES

ANNUAL EXPENSE RATIO: 1.95%

MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00        $197.97    $10,305.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 2.57%
2                    $10,305.00       $515.25  $10,820.25        $268.06    $10,555.41
GROSS                                                      ANNUAL EXPENSE RATIO: 2.88%
3                    $10,555.41       $527.77  $11,083.18        $307.22    $10,779.18
4                    $10,779.18       $538.96  $11,318.14        $313.73    $11,007.70
5                    $11,007.70       $550.39  $11,558.09        $320.38    $11,241.06
6                    $11,241.06       $562.05  $11,803.11        $327.17    $11,479.37
7                    $11,479.37       $573.97  $12,053.34        $334.11    $11,722.73
8                    $11,722.73       $586.14  $12,308.87        $341.19    $11,971.25
9                    $11,971.25       $598.56  $12,569.81        $348.43    $12,225.04
10                   $12,225.04       $611.25  $12,836.29        $355.81    $12,484.21
Cumulative                          $5,564.34                  $3,114.07














INVESTMENT ADVISER                                          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Federated MDTA LLC                                          Ernst & Young LLP
125 CambridgePark Drive                                     200 Clarendon Street
Cambridge, MA 02140                                         Boston, MA 02116-5072

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT     DISTRIBUTOR
State Street Bank and Trust Company                         Federated Securities Corp.
P.O. Box 8600                                               Federated Investors Tower
Boston, MA 02266-8600                                       1001 Liberty Avenue
                                                            Pittsburgh, PA 15222-3779

You can find more information about the Funds in the following documents:
STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI contains details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.
ANNUAL AND SEMI-ANNUAL REPORTS
The Funds' annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment climate that affected the Funds' performance during the Funds' last fiscal year.
You can obtain a free copy of these documents, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1-800-341-7400.
Additionally, the Funds' SAI and current annual and semi-annual reports are available on the Funds' website at www.mdtfunds.com.
You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room in Washington, D.C. 20549-0102 and review and copy documents while you are there. For more information about the operation of the Public Reference Room, contact the SEC by e-mail, publicinfo@sec.gov or by telephone, 1-202-942-8090.
Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

                            [LOGO OF FEDERATED INVESTORS]

1940 Act File No. 811-21141


Federated is a registered mark of Federated Investors, Inc.
2006 {copyright}Federated Investors, Inc.

PRIVACY POLICY AND NOTICE

Federated* recognizes that you expect us to protect both your assets and your financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Federated policy that governs the handling of your information, how Federated obtains information, how that information is used and how it is kept secure. INFORMATION FEDERATED RECEIVES
Federated may receive nonpublic personal information about you from the following sources:

* We may receive information from you or from your financial representative on account applications, other forms or electronically. Examples of this
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*    We may receive  information from you or from your financial  representative
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*    We may  obtain  other  personal  information  from you in  connection  with
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INFORMATION SHARING POLICY
Except as described below, Federated does not share customer information. We
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*    WE MAY SHARE  INFORMATION  WHEN IT IS  NECESSARY  AND REQUIRED TO PROCESS A
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*    WE MAY SHARE  INFORMATION  WHEN IT IS REQUIRED  OR  PERMITTED  BY LAW.  For
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*    WE  MAY  DISCLOSE  SOME  OR ALL OF THE  INFORMATION  DESCRIBED  ABOVE  WITH
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INFORMATION SECURITY
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information is made available for limited purposes and under controlled
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permit use of customer information for any other purpose nor do we permit third
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other party. These requirements are included in written agreements between
Federated and third-party service providers.
Federated maintains physical, electronic, and procedural safeguards to protect your nonpublic personal information, and has procedures in place for its appropriate disposal and protection against its unauthorized access or use when we are no longer required to maintain the information.
Each of the following sections explains an aspect of Federated's commitment to protecting your personal information and respecting your privacy.
EMPLOYEE ACCESS TO INFORMATION
All Federated employees must adhere to Federated's confidentiality policy. Employee access to customer information is authorized for business purposes only. The degree of access is based on the sensitivity of the information and on an employee's need for the information to service a customer's account or comply with legal requirements.



* This privacy disclosure applies to: Federated Investors, Inc. and each of its wholly owned broker-dealers, investment advisers and other subsidiaries, including Edgewood Services, Inc., Passport Research Ltd., Federated MDTA LLC, and each of the funds managed by Federated, whether or not named "Federated," including the Edward Jones Money Market Fund, and all portfolios of Cash Trust Series, Inc., Cash Trust Series II, and Money Market Obligations Trust.

                    THIS PAGE IS NOT PART OF THE PROSPECTUS

                                       I

PRIVACY POLICY AND NOTICE    (continued)

VISITING A FEDERATED WEBSITE

* Federated's Website maintains statistics about the number of visitors and the information viewed most frequently. These statistics are used to improve the content and level of service we provide to our clients and shareholders.

*    Information or data entered into a Website will be retained.

* Where registration or reentering personal information on a Website is required, "cookies" are used to improve your online experience. A cookie is a small file stored on your computer that recognizes whether you have visited our site before and identifies you each time you visit. Cookies provide faster access into the Website.


* We may also obtain non-personally identifiable Internet Protocol ("IP") addresses for all other visitors to monitor the number of visitors to the site; these addresses are never shared with any third party.

RESTRICTED ACCESS WEBSITE
Federated provides a restricted section of its Website for Investment Professionals. Information entered in that site is only accessible by Federated employees or Federated's Internet service provider who maintain Website functionality. Federated does not permit the use of that information for any purpose, or the renting, selling, trading, or otherwise releasing or disclosing of information to any other party.
E-MAIL
If you have opted to receive marketing information from Federated by e-mail, our policy requires that all messages include instructions for canceling subsequent e-mail programs. Some products or services from Federated are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by Federated, we may, at your employer's request, send e-mail to you on matters pertaining to the retirement plan.
Please do not provide any account or personal information such as Social Security Numbers, account numbers, or account balances within your e-mail correspondence to us. We will not use unsecured e-mail to execute transaction instructions, provide personal account information, or change account registration. We will use e-mail to provide you with the forms necessary to authorize transactions and account changes. You may also call Client Services to request transactions or forms; the toll-free number is 1-800-341-7400. SURVEYS/AGGREGATE DATA
Periodically, Federated may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. We then generate reports that are used for Federated's planning, statistical and other corporate purposes. These reports include aggregate data about customers and may include information on Website traffic patterns and related information. Aggregate data classifies customer information in various ways, but does not identify individual customers. While aggregate data may be shared with external parties, such as marketing organizations, it does not include information by which a customer may be identified.
PERSONAL DATA
Reentering personal information in order to register for additional services or to transmit a request is time-consuming and unnecessary. In order to reduce or eliminate the need to reenter information you have already supplied, Federated uses cookies-a small file that is stored on your computer-to pre-paste your name, address, and other basic information on request forms or access screens of our Website.
PROSPECT CONNECT (FORMERLY E-MARKETING MAILERS)
The information you enter into this database is for your use only. It is not accessible by anyone, except by Federated employees or those of Federated's Internet service provider, who are responsible for maintaining the Prospect Connect functionality on your behalf. In no case does Federated view, print, rent, sell, or license the use of this information to anyone.
CHANGES TO OUR PRIVACY STATEMENT
Federated reserves the right to modify or remove parts of this privacy statement at any time. We will notify you in advance of any changes that may affect your rights under this policy statement.
WE WELCOME YOUR COMMENTS
Federated welcomes your questions and comments about our Privacy Policy. You can e-mail us at services@FederatedInvestors.com or call us at 1-800-341-7400.
                                                                  July 14, 2006

                    THIS PAGE IS NOT PART OF THE PROSPECTUS

                                      II

                         PRIVACY POLICY ALSO ENCLOSED


                              See Pages i and ii
Cusip 683898407              Cusip 683898506
Cusip 683898605              Cusip 683898704
Cusip 683898829              Cusip 683898811
Cusip 683898886              Cusip 683898878
Cusip 683898852              Cusip 683898845
Cusip 683898787              Cusip 683898779
Cusip 683898720              Cusip 683898712
Cusip 683898753              Cusip 683898746
Cusip 683898696              Cusip 683898688
35075 (9/06)







                            [LOGO OF FEDERATED INVESTORS]

                                    [LOGO OF MDT FUNDS]


                                  Prospectus
                               November 30, 2006



                             MDT All Cap Core Fund
                        MDT Tax Aware/All Cap Core Fund
                           MDT Large Cap Growth Fund
                            MDT Mid Cap Growth Fund
                            MDT Small Cap Core Fund
                           MDT Small Cap Growth Fund
                           MDT Small Cap Value Fund

                               MDT Balanced Fund
                           MDT Short-Term Bond Fund

                              Institutional Class





The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                   MDT FUNDS

                               TABLE OF CONTENTS


 MDT ALL CAP CORE FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses
 MDT TAX AWARE/ALL CAP CORE FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses
 MDT LARGE CAP GROWTH FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses
 MDT MID CAP GROWTH FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses
 MDT SMALL CAP CORE FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses
 MDT SMALL CAP GROWTH FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses
 MDT SMALL CAP VALUE FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses

 MDT BALANCED FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses

 MDT SHORT-TERM BOND FUND
     Investment Objective
     Principal Investment Strategies
     Principal Risks
     Performance
     Fees and Expenses
 MORE ABOUT THE FUNDS
     Additional Investment Strategies
     Additional Risks
     Portfolio Holdings Information
 MANAGEMENT OF THE FUNDS
     The Adviser
     Management Team
     Prior Performance of Similar Accounts
 YOUR ACCOUNT
     Distribution of Shares
     Choosing a Share Class
     Payments to Financial Intermediaries
     Share Price
     Buying Shares
     Selling Shares
     Frequent Trading Policies
     Retirement and Other Qualified Plans
     Account and Share Information
 DISTRIBUTIONS AND TAXES
     Dividends and Distributions
     Taxation
 LEGAL PROCEEDINGS
 FINANCIAL HIGHLIGHTS
 APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
 NOTICE OF PRIVACY POLICY

MDT ALL CAP CORE FUND

This Prospectus offers the Institutional Class shares of the MDT All Cap Core Fund. The Fund was previously designated as the "Optimum Q-All Cap Core Fund."

 INVESTMENT OBJECTIVE

The All Cap Core Fund's investment objective is long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in common stock of U.S. companies. The Fund utilizes a whole market, all-cap/all-style strategy. The Adviser selects most of its investments from companies listed in the Russell 3000{reg-trade-mark} Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Optimum Q process views as opportunities.
The MDT All Cap Core strategy was developed using the proprietary Optimum Q process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up-considering profit trends, earnings risk, and company valuation-in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio's exposure to any one business, industry or sector differs from that of the strategy's universe of possible investments. As mentioned above, the strategy's "universe" of possible investments approximates that of the Russell 3000{reg-trade-mark} Index. For more information on the Russell 3000{reg-trade-mark} Index, please see "More About the Funds" below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.

 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Stocks selected for the Fund's portfolio may decline in value more than the overall stock market.
Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect. Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.

 THIS FUND MAY BE APPROPRIATE FOR YOU IF:

*    You wish to invest for the long-term

*    You are seeking growth and value style investments in any size company

*    You are looking for an equity component to complete your portfolio

 This Fund is not appropriate for you if you have short-term financial goals.

 PERFORMANCE

RISK/RETURN BAR CHART AND TABLE
  The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.




The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 0.05% up to 0.35%.


The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended 2005. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 2003 through 2005. The percentages noted are: 29.72%, 13.85% and 12.29%, respectively.



The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Institutional Class total return for the six-month period from January 1, 2006 to September 30, 2006 was x.xx%.

Within the period shown in the bar chart, the Fund's Institutional Class highest quarterly return was 12.41% (quarter ended December 31, 2003). Its lowest quarterly return was (0.29)% (quarter ended September 30, 2004).


AVERAGE ANNUAL TOTAL RETURN TABLE


The Average Annual Total Returns for the Fund's Institutional Class are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 3000 Index (Russell 3000), a broad-based market index, and the Lipper Multi-Cap Core Funds Average (LMCCFA), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes and averages are unmanaged and it is not possible to invest directly in an index or average.

 (For the periods ended December 31, 2005)


                                                                 1 YEAR START OF PERFOMANCE1
INSTITUTIONAL CLASS
Return Before Taxes                                              12.29% 18.71%
Return After Taxes on Distributions2                             10.64% 17.36%
Return After Taxes on Distributions and Sale of Fund Shares2
                                                                 8.55%  15.73%
RUSSELL 30003                                                    6.12%  19.42%
LMCCFA4                                                          8.22%  17.68%

   1   The Fund's Institutional Class start of performance date was October 1,
       2002.
   2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
   3 The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.
   4 The Lipper Multi-Cap Core Funds Index is the average of the 30 largest funds in the Lipper Multi-Cap Core Funds category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted average basis) above 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P Super Composite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-book ratio and three-year-sales-per-growth value, compared to the S&P Super Composite 1500 Index. The return of the index assumes the reinvestment of any dividends or other distributions.

 FEES AND EXPENSES

 MDT ALL CAP CORE FUND


This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Class.



SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                               None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption                     None
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Distributions (and other Distributions)                          None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                                2.00%
Exchange Fee                                                                                                       None

ANNUAL FUND OPERATING EXPENSES (BEFORE REIMBURSEMENT)2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fees3                                                                                                   0.75%
Distribution (12b-1) Fees                                                                                          None
Other Expenses4                                                                                                    0.28%
Total Annual Fund Operating Expenses                                                                               1.03%
1    The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.
2      The percentages shown are annualized based on anticipated expenses for the fiscal year ending July 31, 2007.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Although not contractually obligated to do so, the transfer agent expects to reimburse certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31,
  2007.
  Total Reimbursement of Fund Expenses                                                                         0.01%
  Total Anticipated Annual Fund Operating Expenses (after voluntary reimbursement)                             1.02%
3     Under the investment adviser contract, the Adviser will waive to the extent of its management fee, the amount, if any, by which the aggregate annual operating expenses for the Institutional Class of the Fund exceed 1.25% of its daily net assets through
  November 30, 2008.  Any waiver and/or reimbursement by the transfer agent that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment.
4 Includes a record keeping fee which is used to compensate intermediaries for recordkeeping services.  Please see "Payments to
  Financial Intermediaries" herein.  The transfer agent expects to voluntarily reimburse a portion of its fee.  This voluntary reimbursement can be terminated at any time.  Total other operating expenses paid by the Fund's Institutional Class (after the anticipated voluntary reimbursement) are expected to be 0.27% for the fiscal year ending July 31, 2007.


EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

 The Example assumes that you invest $10,000 in the Fund's Institutional Class for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Class operating expenses are before waivers or reimbursement as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 1 Year    $    105
 3 Years   $    328
 5 Years   $    569
 10 Years  $ 1,259

MDT TAX AWARE/ALL CAP CORE FUND

This Prospectus offers Institutional Class shares of the MDT Tax Aware/All Cap Core Fund.

 INVESTMENT OBJECTIVE

The Tax Aware/All Cap Core Fund's investment objective is long-term capital appreciation while seeking to minimize the impact of taxes.

 PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in common stock of U.S. companies. The Fund utilizes a whole market, tax aware, all-cap/all-style strategy. The Adviser selects most of its investments from companies listed in the Russell 3000{reg-trade-mark} Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Optimum Q process views as opportunities.
The MDT Tax Aware/All Cap Core strategy was developed using the proprietary Optimum Q process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize after-tax compound annual return while controlling risk. The portfolio is constructed from the bottom up-considering profit trends, earnings risk, and company valuation-in much the same way as a fundamental analyst would. The process takes into account trading costs and taxes to ensure that trades are generated only to the extent they are expected to be profitable after these considerations. The process also takes into account the difference between short- and long-term tax rates, and the benefits of deferring taxes to the next calendar year.
Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio's exposure to any one business, industry or sector differs from that of the strategy's universe of possible investments. As mentioned above, the strategy's "universe" of possible investments approximates that of the Russell 3000{reg-trade-mark} Index. For more information about the Russell 3000{reg-trade-mark} Index, please see "More About the Funds" below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.

 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Stocks selected for the Fund's portfolio may decline in value more than the overall stock market.
Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Tax Risk. The risk that managing the Fund for after-tax returns may hurt the Fund's performance. Because the Fund's investment strategy considers tax consequences in making investment decisions, the Fund's pre-tax performance could possibly be lower than that of a similar fund that is not tax managed. The Fund is therefore not a suitable investment for IRAs, other tax-exempt or tax deferred accounts or for other investors who are not sensitive to the federal income tax consequences of their investments.
Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect. Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.

 THIS FUND MAY BE APPROPRIATE FOR YOU IF:

*    You wish to invest for the long-term

*    You are seeking growth and value style investments in any size company

*    You are looking for an equity component to complete your portfolio

*    You are seeking investments that take into account the impact of taxes

 This Fund is not appropriate for you if you have short-term financial goals.

 PERFORMANCE
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.

 FEES AND EXPENSES

 MDT TAX AWARE/ALL CAP CORE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Class.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
                                                                                                                               None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)                                                                                                                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering
price)                                                                                                                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                                            2.00%
Exchange Fee                                                                                                                   None

ANNUAL FUND OPERATING EXPENSES (Before Waivers/Reimbursements)2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee3                                                                                                                1.00%
Distribution (12b-1) Fee                                                                                                       None
Other Expenses4                                                                                                                1.06%
Total Annual Fund Operating Expenses                                                                                           2.06%
Fee Waivers/Reimbursements (contractual)                                                                                       0.26%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements)                                                1.80%
1   The Fund charges a 2.00% redemption fee on shares redeemed within 180 days of purchase.
2 The percentages shown are annualized based on anticipated expenses for the fiscal year ending July 31, 2007.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  As a result of contractual obligations and voluntary waivers/reimbursements, the adviser, administrator, transfer agent and fund accountant expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2007.
  Total Waivers/Reimbursements of Fund Expenses (voluntary)                                                                    0.40%
  Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursements)                                              1.40%
3 Under the investment adviser contract, the Adviser will waive to the extent of its management fee, the amount, if any, by which the aggregate annual operating expenses for the Institutional Class of the Fund exceed 1.80% of its daily net assets through
  November 30, 2008.  Any waiver and/or reimbursement by the administrator, transfer agent or fund accountant that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment.  Pursuant to this contractual commitment, the Adviser expects to waiver 0.02% of its management fee for the fiscal year ending July 31, 2007.  As a separate matter, the Adviser expects to voluntarily waive 0.40% of the management fee.  The
  Adviser can terminate this voluntary waiver at any time at its sole discretion.  The management fee to be paid by the Fund (after the anticipated contractual and voluntary waivers) is expected to be 0.58% for the fiscal year ending July 31, 2007.
4   Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see "Payments to
  Financial Intermediaries" herein.  The administrator, transfer agent and fund accountant expect to voluntarily waive and/or reimburse a portion of their fee.  These voluntary waivers/reimbursements can be terminated at any time.  Total other operating expenses paid by the Fund's Institutional Class (after the anticipated voluntary waivers/reimbursements) are expected to be 0.82%
  for the fiscal year ending July 31, 2007.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund's Institutional Class with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Class for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 1.80%. The second year of the 3, 5 and 10 Years columns reflects the contractually imposed expenses limitation of 1.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Institutional Class without any waivers/reimbursements for the remainder of the year. The remaining years reflect the "Total Annual Fund Operating Expenses" without any waivers/reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 1 Year    $    183
 3 Years   $    612
 5 Years   $ 1,076
 10 Years  $ 2,361

MDT LARGE CAP GROWTH FUND

This Prospectus offers Institutional Class shares of the MDT Large Cap Growth Fund.

 INVESTMENT OBJECTIVE

The Large Cap Growth Fund's investment objective is long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in common stock of large sized U.S. companies. The Fund utilizes a large cap growth strategy. Under normal market conditions the Fund invests at least 80% of its net assets in stocks of large-cap companies. The Fund considers large-cap companies to be those of a size similar to companies listed in the Russell 1000{reg-trade-mark} Growth Index, and the Adviser selects most of the Fund's investments from companies listed in the Russell 1000{reg-trade-mark} Growth Index. The index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization.
The MDT Large Cap Growth strategy was developed using the proprietary Optimum Q process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up-considering profit trends, earnings risk, and company valuation-in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio's exposure to any one business, industry or sector differs from that of the strategy's universe of possible investments. As mentioned above, the strategy's "universe" of possible investments approximates that of the Russell 1000 Growth{reg-trade-mark} Index and the S&P 500{reg-trade-mark} Index. For more information about the Russell 1000 Growth{reg-trade-mark} Index, please see "More About the Funds" below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.

 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Stocks selected for the Fund's portfolio may decline in value more than the overall stock market.
Large Sized Companies Risks. The Fund will principally invest in large-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.
Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect. Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.

 THIS FUND MAY BE APPROPRIATE FOR YOU IF:
     *       You wish to invest for the long-term

     *       You are seeking growth style investments in large companies

   * You are looking for an equity component to complete your portfolio This Fund is not appropriate for you if you have short-term financial goals.

 PERFORMANCE
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.

 FEES AND EXPENSES


MDT LARGE CAP GROWTH FUND
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Class.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
                                                                                                                             None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)                                                                                                                  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of
offering price)                                                                                                              None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                                          2.00%
Exchange Fee                                                                                                                 None

ANNUAL FUND OPERATING EXPENSES (Before Waivers/Reimbursement)2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee3                                                                                                              0.75%
Distribution (12b-1) Fee                                                                                                     None
Other Expenses4                                                                                                              1.99%
Total Annual Fund Operating Expenses                                                                                         2.74%
Fee Waivers/Reimbursements (contractual)                                                                                     0.94%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements)                                              1.80%
1    The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.
2 The percentages shown are annualized based on anticipated expenses for the fiscal year ending July 31, 2007.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  As a result of contractual obligations and voluntary waivers and/or reimbursements, the Adviser , administrator, transfer agent and fund accountant expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2007.
  Total Waivers/Reimbursements of Fund Expenses (voluntary)                                                                  0.40%
  Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursements)                                            1.25%
3 Under the investment adviser contract, the Adviser will waive to the extent of its management fee, the amount, if any, by which the aggregate annual operating expenses for the Institutional Class of the Fund exceed 1.80% of its daily net assets through
  November 30, 2008.  Any waiver and/or reimbursement by the administrator, transfer agent or fund accountant that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment.  Pursuant to this contractual commitment, the Adviser expects to waiver 0.41% of its management fee for the fiscal year ending July 31, 2007.  As a separate matter, the Adviser expects to voluntarily waive 0.34% of the management fee.  The
  Adviser can terminate this voluntary waiver at any time at its sole discretion.  The management fee to be paid by the Fund (after the anticipated contractual and voluntary waivers) is expected to be 0.00% for the fiscal year ending July 31, 2007.
4    Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see "Payments to
  Financial Intermediaries" herein.  The Adviser, administrator, transfer agent and fund accountant expect to voluntarily waive and/or reimburse a portion of their fee.  These voluntary waivers/reimbursements can be terminated at any time.  Total other operating expenses paid by the Fund's Institutional Class (after the anticipated voluntary waivers/reimbursements) are expected to be 1.25% for the fiscal year ending July 31, 2007.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund's Institutional Class with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Class for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 1.80%. The second year of the 3, 5 and 10 Years columns reflects the contractually imposed expenses limitation of 1.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Institutional Class without any waivers/reimbursements for the remainder of the year. The remaining years reflect the "Total Annual Fund Operating Expenses" without any waivers/reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 1 Year    $    183
 3 Years   $    730
 5 Years   $ 1,337
 10 Years  $ 2,978

MDT MID CAP GROWTH FUND

This Prospectus offers Institutional Class shares of the MDT Mid Cap Growth
Fund.

 INVESTMENT OBJECTIVE

The Mid Cap Growth Fund's investment objective is long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in common stock of medium sized U.S. companies. The Fund utilizes a mid cap growth strategy. Under normal market conditions the fund invests at least 80% of its net assets in stocks of mid-cap companies. The Fund considers mid-cap companies to be those companies of a size similar to companies listed in the Russell MidCap Growth{reg-trade-mark} Index, and the Adviser selects most of the Fund's investments from companies listed in the Russell MidCap Growth{reg-trade-mark} Index. The index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the mid-cap segment of the U.S. equity universe, which includes the 800 smallest companies by market capitalization within the Russell 1000{reg-trade-mark} Index (an index that includes the 1,000 largest U.S. companies by market capitalization).
The MDT Mid Cap Growth strategy was developed using the proprietary Optimum Q process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up-considering profit trends, earnings risk, and company valuation-in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio's exposure to any one business, industry or sector differs from that of the strategy's universe of possible investments. As mentioned above, the strategy's "universe" of possible investments approximates that of the Russell MidCap Growth{reg-trade-mark} Index. For more information about the Russell MidCap Growth{reg-trade-mark} Index, please see "More About the Funds" below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.

 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Stocks selected for the Fund's portfolio may decline in value more than the overall stock market.
Medium Sized Companies Risks. The Fund may invest in mid-size companies. Mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.

Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.

 THIS FUND MAY BE APPROPRIATE FOR YOU IF:
     *       You wish to invest for the long-term

    *       You are seeking growth style investments in medium sized companies
    *       You are looking for an equity component to complete your portfolio

 This Fund is not appropriate for you if you have short-term financial goals.

 PERFORMANCE
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.

 FEES AND EXPENSES


MDT MID CAP GROWTH FUND
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Class.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
                                                                                                                               None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)                                                                                                                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering
price)                                                                                                                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                                            2.00%
Exchange Fee                                                                                                                   None

ANNUAL FUND OPERATING EXPENSES (Before Waivers/Reimbursement)2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee3                                                                                                                0.90%
Distribution (12b-1) Fee                                                                                                       None
Other Expenses4                                                                                                                1.99%
Total Annual Fund Operating Expenses                                                                                           2.89%
Fee Waivers/Reimbursements (contractual)                                                                                       1.09%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements)                                                1.80%
1    The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.
2 The percentages shown are annualized based on anticipated expenses for the fiscal year ending July 31, 2007.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  As a result of contractual obligations and voluntary waivers and/or reimbursements, the Adviser , administrator, transfer agent and fund accountant expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2007.
  Total Waivers/Reimbursements of Fund Expenses (voluntary)                                                                    0.55%
  Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursements)                                              1.25%
3 Under the investment adviser contract, the Adviser will waive to the extent of its management fee, the amount, if any, by which the aggregate annual operating expenses for the Institutional Class of the Fund exceed 1.80% of its daily net assets through
  November 30, 2008.  Any waiver and/or reimbursement by the administrator, transfer agent or fund accountant that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment.  Pursuant to this contractual commitment, the Adviser expects to waiver 0.56% of its management fee for the fiscal year ending July 31, 2007.  As a separate matter, the Adviser expects to voluntarily waive 0.34% of the management fee.  The
  Adviser can terminate this voluntary waiver at any time at its sole discretion.  The management fee to be paid by the Fund (after the anticipated contractual and voluntary waivers) is expected to be 0.00% for the fiscal year ending July 31, 2007.
4    Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see "Payments to
  Financial Intermediaries" herein.  The Adviser, administrator, transfer agent and fund accountant expect to voluntarily waive and/or reimburse a portion of their fee.  These voluntary waivers/reimbursements can be terminated at any time.  Total other operating expenses paid by the Fund's Institutional Class (after the anticipated voluntary waivers/reimbursements) are expected to be 1.25% for the fiscal year ending July 31, 2007.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund's Institutional Class with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Class for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 1.80%. The second year of the 3, 5 and 10 Years columns reflects the contractually imposed expenses limitation of 1.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Institutional Class without any waivers/reimbursements for the remainder of the year. The remaining years reflect the "Total Annual Fund Operating Expenses" without any waivers/reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 1 Year    $    183
 3 Years   $    756
 5 Years   $ 1,393
 10 Years  $ 3,108

MDT SMALL CAP CORE FUND

This Prospectus offers Institutional Class shares of the MDT Small Cap Core
Fund.

 INVESTMENT OBJECTIVE

The Small Cap Core Fund's investment objective is long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in common stock of small U.S. companies. The Fund utilizes a small cap core strategy. Under normal market conditions, the Fund invests at least 80% of its net assets in stocks of small-cap companies. The Fund considers small-cap companies to be those companies of a size similar to companies listed in the Russell 2000{reg-trade-mark} Index, and the Adviser selects most of the Fund's investments from companies listed in the Russell 2000{reg-trade-mark} Index. The index measures the performance of the 2,000 smallest companies by market capitalization within the Russell 3000{reg-trade-mark} Index (an index that includes the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market).
The MDT Small Cap Core strategy was developed using the proprietary Optimum Q process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up-considering profit trends, earnings risk, and company valuation-in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio's exposure to any one business, industry or economic sector differs from that of the strategy's universe of possible investments. As mentioned above, the strategy's "universe" of possible investments approximates that of the Russell 2000{reg-trade-mark} Index. For more information about the Russell 2000{reg-trade-mark} Index, please see "More About the Funds" below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.

 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Stocks selected for the Fund's portfolio may decline in value more than the overall stock market.
Small Sized Companies Risks. The Fund invests in small-sized companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in medium- or large-capitalization companies. Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect. Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.

 THIS FUND MAY BE APPROPRIATE FOR YOU IF:
   *       You wish to invest for the long-term

   *       You are seeking growth and value style investments in small companies
   *       You are looking for an equity component to complete your portfolio

 This Fund is not appropriate for you if you have short-term financial goals.

 PERFORMANCE
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.

 FEES AND EXPENSES

MDT SMALL CAP CORE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Class.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
                                                                                                                               None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)                                                                                                                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering
price)                                                                                                                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                                            2.00%
Exchange Fee                                                                                                                   None

ANNUAL FUND OPERATING EXPENSES (Before Waivers/Reimbursement)2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee3                                                                                                                1.25%
Distribution (12b-1) Fee                                                                                                       None
Other Expenses4                                                                                                                1.09%
Total Annual Fund Operating Expenses                                                                                           2.34%
Fee Waivers/Reimbursements (contractual)                                                                                       0.54%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements)                                                1.80%
1    The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.
2 The percentages shown are annualized based on anticipated expenses for the fiscal year ending July 31, 2007.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  As a result of contractual obligations and voluntary waivers and/or reimbursements, the Adviser , administrator, transfer agent and fund accountant expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2007.
  Total Waivers/Reimbursements of Fund Expenses (voluntary)                                                                    0.30%
  Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursements)                                              1.50%
3 Under the investment adviser contract, the Adviser will waive to the extent of its management fee, the amount, if any, by which the aggregate annual operating expenses for the Institutional Class of the Fund exceed 1.80% of its daily net assets through
  November 30, 2008.  Any waiver and/or reimbursement by the administrator, transfer agent or fund accountant that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment.  Pursuant to this contractual commitment, the Adviser expects to waiver 0.30% of its management fee for the fiscal year ending July 31, 2007.  As a separate matter, the Adviser expects to voluntarily waive 0.30% of the management fee.  The
  Adviser can terminate this voluntary waiver at any time at its sole discretion.  The management fee to be paid by the Fund (after the anticipated contractual and voluntary waivers) is expected to be 0.65% for the fiscal year ending July 31, 2007.
4    Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see "Payments to
  Financial Intermediaries" herein.  The administrator, transfer agent and fund accountant expect to voluntarily waive and/or reimburse a portion of their fee.  These voluntary waivers/reimbursements can be terminated at any time.  Total other operating expenses paid by the Fund's Institutional Class (after the anticipated voluntary waivers/reimbursements) are expected to be 0.85%
  for the fiscal year ending July 31, 2007.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund's Institutional Class with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Class for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 1.80%. The second year of the 3, 5 and 10 Years columns reflects the contractually imposed expenses limitation of 1.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Institutional Class without any waivers/reimbursements for the remainder of the year. The remaining years reflect the "Total Annual Fund Operating Expenses" without any waivers/reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 1 Year    $    183
 3 Years   $    661
 5 Years   $ 1,184
 10 Years  $ 2,620

MDT SMALL CAP GROWTH FUND

This Prospectus offers Institutional Class shares of the MDT Small Cap Growth Fund.

 INVESTMENT OBJECTIVE

The Small Cap Growth Fund's investment objective is long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in common stock of small U.S. companies. The Fund utilizes a small cap growth strategy. Under normal market conditions the Fund invests at least 80% of its net assets in the stocks of small-cap companies. The Fund considers small-cap companies to be those companies of a size similar to companies listed in the Russell 2000 Growth{reg-trade-mark} Index, and the Adviser selects most of the Fund's investments from companies listed in the Russell 2000 Growth{reg-trade-mark} Index. The index measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000 Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable U.S. equity market).
The MDT Small Cap Growth strategy was developed using the proprietary Optimum Q process. The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up-considering profit trends, earnings risk, and company valuation-in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio's exposure to any one business, industry or sector differs from that of the strategy's universe of possible investments. As mentioned above, the strategy's "universe" of possible investments approximates that of the Russell 2000 Growth{reg-trade-mark} Index. For more information about the Russell 2000 Growth{reg-trade-mark} Index, please see "More About the Funds" below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.

 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Stocks selected for the Fund's portfolio may decline in value more than the overall stock market.
Small Sized Companies Risks. The Fund invests in small-sized companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in medium- or large-capitalization companies. Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.

Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.

 THIS FUND MAY BE APPROPRIATE FOR YOU IF:
     *       You wish to invest for the long-term

     *       You are seeking growth style investments in small companies

    *       You are looking for an equity component to complete your portfolio

 This Fund is not appropriate for you if you have short-term financial goals.

 PERFORMANCE
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.

 FEES AND EXPENSES

MDT SMALL CAP GROWTH FUND
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Class.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
                                                                                                                               None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)                                                                                                                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering
price)                                                                                                                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                                            2.00%
Exchange Fee                                                                                                                   None

ANNUAL FUND OPERATING EXPENSES (Before Waivers/Reimbursement)2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee3                                                                                                                1.25%
Distribution (12b-1) Fee                                                                                                       None
Other Expenses4                                                                                                                1.41%
Total Annual Fund Operating Expenses                                                                                           2.66%
Fee Waivers/Reimbursements (contractual)                                                                                       0.86%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements)                                                1.80%
1    The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.
2 The percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  As a result of contractual obligations and voluntary waivers and/or reimbursements, the Adviser , administrator, transfer agent and fund accountant expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal period ending July 31, 2007.
  Total Waivers/Reimbursements of Fund Expenses (voluntary)                                                                    0.30%
  Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursements)                                              1.50%
3 Under the investment adviser contract, the Adviser will waive to the extent of its management fee, the amount, if any, by which the aggregate annual operating expenses for the Institutional Class of the Fund exceed 1.80% of its daily net assets through
  November 30, 2008.  Any waiver and/or reimbursement by the administrator, transfer agent or fund accountant that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment.  Pursuant to this contractual commitment, the Adviser expects to waiver 0.52% of its management fee for the fiscal year ending July 31, 2007.  As a separate matter, the Adviser expects to voluntarily waive 0.30% of the management fee.  The
  Adviser can terminate this voluntary waiver at any time at its sole discretion.  The management fee to be paid by the Fund (after the anticipated contractual and voluntary waivers) is expected to be 0.43% for the fiscal period ending July 31, 2007.
4    Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see "Payments to
  Financial Intermediaries" herein.  The administrator, transfer agent and fund accountant expects to voluntarily waive and/or reimburse a portion of their fee.  These voluntary waivers/reimbursements can be terminated at any time.  Total other operating expenses paid by the Fund's Institutional Class (after the anticipated voluntary waivers/reimbursements) are expected to be 1.07%
  for the fiscal period ending July 31, 2007.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund's Institutional Class with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Class for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 1.80%. The second year of the 3, 5 and 10 Years columns reflects the contractually imposed expenses limitation of 1.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Institutional Class without any waivers/reimbursements for the remainder of the year. The remaining years reflect the "Total Annual Fund Operating Expenses" without any waivers/reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 1 Year    $    183
 3 Years   $    716
 5 Years   $ 1,306
 10 Years  $ 2,907

MDT SMALL CAP VALUE FUND

This Prospectus offers Institutional Class shares of the MDT Small Cap Value
Fund.

 INVESTMENT OBJECTIVE

The Small Cap Value Fund's investment objective is long-term capital appreciation.

 PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in common stock of small U.S. companies. The Fund utilizes a small cap value strategy. Under normal market conditions the Fund invests at least 80% of its net assets in stocks of small-cap companies. The Fund considers small-cap companies to be those companies of a size similar to companies listed in the Russell 2000 Value{reg-trade-mark} Index, and the Adviser selects most of the Fund's investments from companies listed in the Russell 2000 Value{reg-trade-mark} Index. The index measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000{reg-trade-mark} Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable domestic equity market).
The MDT Small Cap Value strategy was developed using the proprietary Optimum Q process. The Adviser believes that by using a disciplined, quantitative process, its universe stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up-considering profit trends, earnings risk, and company valuation-in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio's exposure to any one business, industry or sector differs from that of the strategy's universe of possible investments. As mentioned above, the strategy's "universe" of possible investments approximates that of the Russell 2000 Value{reg-trade-mark} Index. For more information about the Russell 2000 Value{reg-trade-mark} Index, please see "More About the Funds" below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.

 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Stocks selected for the Fund's portfolio may decline in value more than the overall stock market.
Small Sized Companies Risks. The Fund invests in small-sized companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in medium- and large-capitalization companies. Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.

Portfolio Turnover Risks. The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.

 THIS FUND MAY BE APPROPRIATE FOR YOU IF:
     *       You wish to invest for the long-term

     *       You are seeking value style investments in small companies

    * You are looking for an equity component to complete your portfolio This Fund is not appropriate for you if you have short-term financial goals.

 PERFORMANCE
Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.

 FEES AND EXPENSES


MDT SMALL CAP VALUE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Class.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
                                                                                                                               None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)                                                                                                                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering
price)                                                                                                                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                                            2.00%
Exchange Fee                                                                                                                   None

ANNUAL FUND OPERATING EXPENSES (Before Waivers/Reimbursement)2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee3                                                                                                                1.25%
Distribution (12b-1) Fee                                                                                                       None
Other Expenses4                                                                                                                0.90%
Total Annual Fund Operating Expenses                                                                                           2.15%
Fee Waivers/Reimbursements (contractual)                                                                                       0.35%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements)                                                1.80%
1    The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.
2 The percentages shown are annualized based on anticipated expenses for the fiscal year ending July 31, 2007.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  As a result of contractual obligations and voluntary waivers and/or reimbursements, the Adviser , administrator, transfer agent and fund accountant expect to waive and/or reimburse certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2007.
  Total Waivers/Reimbursements of Fund Expenses (voluntary)                                                                    0.30%
  Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursements)                                              1.50%
3 Under the investment adviser contract, the Adviser will waive to the extent of its management fee, the amount, if any, by which the aggregate annual operating expenses for the Institutional Class of the Fund exceed 1.80% of its daily net assets through
  November 30, 2008.  Any waiver and/or reimbursement by the administrator, transfer agent or fund accountant that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment.  Pursuant to this contractual commitment, the Adviser expects to waiver 0.16% of its management fee for the fiscal year ending July 31, 2007.  As a separate matter, the Adviser expects to voluntarily waive 0.30% of the management fee.  The
  Adviser can terminate this voluntary waiver at any time at its sole discretion.  The management fee to be paid by the Fund (after the anticipated contractual and voluntary waivers) is expected to be 0.79% for the fiscal year ending July 31, 2007.
4    Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see "Payments to
  Financial Intermediaries" herein.  The administrator, transfer agent and fund accountant expect to voluntarily waive and/or reimburse a portion of their fee.  These voluntary waivers/reimbursements can be terminated at any time.  Total other operating expenses paid by the Fund's Institutional Class (after the anticipated voluntary waivers/reimbursements) are expected to be 0.71%
  for the fiscal year ending July 31, 2007.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund's Institutional Class with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Class for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 1.80%. The second year of the 3, 5 and 10 Years columns reflects the contractually imposed expenses limitation of 1.80% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Institutional Class without any waivers/reimbursements for the remainder of the year. The remaining years reflect the "Total Annual Fund Operating Expenses" without any waivers/reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 1 Year    $    183
 3 Years   $    628
 5 Years   $ 1,114
 10 Years  $ 2,454

MDT BALANCED FUND

This Prospectus offers the Institutional Class shares of the MDT Balanced Fund. The Fund was previously designated as the "Optimum Q-Balanced Fund."

 INVESTMENT OBJECTIVE

The Balanced Fund's investment objective is long-term growth through capital appreciation and income.

 PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objectives, the Fund may diversify its portfolio over many categories of assets available for investment-fixed-income and equity, domestic and foreign, growth and value. Under normal conditions, the Fund will invest between 60% and 80% of its assets in equity securities and between 20% and 40% in fixed-income securities. The Fund may invest up to 25% of its assets in foreign equity and foreign fixed-income securities. The Fund's asset mix will change based on existing and anticipated market conditions.
Equity Securities: The Fund's domestic equity portfolio will consist primarily of common stock managed in a style which utilizes a whole market, all cap/all style strategy, with most investments selected from companies listed in the Russell 3000{reg-trade-mark} Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Optimum Q process views as opportunities. The strategy used to construct the portfolio seeks to maximize compound annual return while controlling risk. For more information about the Russell 3000{reg-trade-mark} Index, please see "More About the Funds" below. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.
In managing the Fund's allocation to foreign equities, the Adviser attempts to diversify the portfolio across countries, in companies of all sizes with both growth and value characteristics. The Fund may invest in many types of securities including exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership interests, equity participations and sponsored and unsponsored American Depositary Receipts ("ADRs"). The Adviser may attempt to reach its goals by investing in exchange-traded funds and shares of other investment companies.
Fixed-Income Securities: The Fund's investments in fixed-income securities may be of any credit quality as determined by a nationally recognized statistical rating organization ("NRSRO"), such as Standard and Poor's, or determined to be of comparable quality by the Adviser, from investment grade to high-yield bonds ("junk bonds"). These securities may either pay interest at a fixed rate or at variable rates determined by the terms of the security. Additionally these securities may have prepayment and reset terms that are fixed or may vary as determined by the terms of the security. The Adviser may select fixed-income securities issued by the U.S. government or any of its agencies, foreign governments, and U.S. and foreign companies. The Fund may include mortgage-backed, asset-backed and high-yield securities. In selecting securities for the fixed-income portion of the Fund, the Adviser evaluates current market conditions to identify a desirable portfolio duration(1) and to determine the appropriate allocation among various market sectors. Individual securities are selected using fundamental credit research to identify relative value in the market. The Adviser may choose to sell securities for a variety of reasons, such as to maintain portfolio diversification, to redeploy assets into more promising opportunities, or to raise cash.



(1) Duration is a measure of a fixed-income security's average life that reflects the present value of the security's cash flow, and accordingly is a measure of price sensitivity to interest rate changes, and to determine the appropriate allocation among various market sectors. Individual securities are selected using fundamental credit research to identify relative value in the market. The Adviser may choose to sell securities for a variety of reasons, such as to maintain portfolio diversification, to redeploy assets into more promising opportunities, or to raise cash.

 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Stock Market Risks. Common stock prices vary and may fall, thus reducing the value of the Fund's investments. Stocks selected for the Fund's portfolio may decline in value more than the overall stock market.
Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities or asset classes may prove to be incorrect.
Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Other Investment Companies Risks. The Fund may invest in other investment companies. Your cost of investing in the Fund will generally be higher than the cost of investing directly in shares of the mutual funds in which the Fund invests. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying mutual funds in which it invests in addition to its direct fees and expenses, as well as indirectly bearing the principal risks of those funds. Furthermore, investing in other funds could affect the timing, amount, and character of distributions to you and therefore may increase the amount of taxes payable by you.
Foreign Securities Risks. The Fund may invest in foreign securities and ADRs. ADRs are securities of foreign companies that are denominated in U.S. Dollars. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Foreign investments generally involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. Risks also include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity.
Call Risk. During periods of declining interest rates, a bond issuer may "call"-or repay-its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.
Prepayment and Extension Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk, which may increase the Fund's sensitivity to rising rates and its potential for price declines, as the Fund would be unable to capitalize on higher interest rates when investments are locked in at a lower rate for a longer period of time.

Credit Risk. Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt-also known as "high-yield bonds" and "junk bonds"-have a higher risk of default and tend to be less liquid than higher-rated securities.
Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. Additionally, lower-rated securities, including junk bonds, involve higher risks in that they are especially subject to price fluctuations in response to changes in interest rates.
High-Yield Debt Securities Risks. High-yield debt securities or "junk bonds" are debt securities rated below investment grade by a nationally recognized statistical rating organization. Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default. Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.
U.S. Government Obligations. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimately repayment, which agency or instrumentality may be privately owned. There can be no reassurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.
Portfolio Turnover Risks: The Fund will engage in active trading of its portfolio securities to achieve its investment goals. This practice could result in the Fund experiencing a relatively high portfolio turnover rate (e.g. over 100%). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fund's performance.

 THIS FUND MAY BE APPROPRIATE FOR YOU IF:
     *       You wish to invest for the long term

     *       You are looking for a diversified investment vehicle

     *       You want total return-income and capital appreciation
 This Fund is not appropriate for you if you have short-term financial goals.

 PERFORMANCE

RISK/RETURN BAR CHART AND TABLE
  The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.






The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 0.05% up to 0.30%.


The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended 2005. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 2003 through 2005. The percentages noted are: 24.16%, 12.39% and 8.91%, respectively.



The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Institutional Shares total return for the six-month period from January 1, 2006 to September 30, 2006 was x.xx%.

Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 9.56% (quarter ended December 31, 2003). Its lowest quarterly return was (1.14)% (quarter ended June 30, 2004).


AVERAGE ANNUAL TOTAL RETURN TABLE


The Average Annual Total Returns for the Fund's Institutional Class are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index, and the Lipper Balanced Funds Investment Objective Index (LBFIOI). Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

 (For the periods ended December 31, 2005)


                                                                 1 YEAR START OF PERFOMANCE1
INSTITUTIONAL CLASS
Return Before Taxes                                              8.91%  15.13%
Return After Taxes on Distributions2                             6.79%  13.40%
Return After Taxes on Distributions and Sale of Fund Shares2
                                                                 6.70%  12.39%
S&P 5003                                                         4.91%  16.06%
LBFIOI4                                                          5.20%  12.11%

   5   The Fund's Institutional Class start of performance date was October 1,
       2002.
   6 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
   7 The S&P 500 Index consists of 500 stocks chosen from market size, liquidity and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.
   8 The Lipper Balanced Funds Investment Objective Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of at least 50% in equity securities and at least 25% in fixed-income securities. Typically the equity/bond ratio is approximately 60%/40%. The return of the index assumes the reinvestment of any dividends or other distributions.

 FEES AND EXPENSES


MDT BALANCED FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Class.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
                                                                                                                             None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)                                                                                                                  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of
offering price)                                                                                                              None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                                          2.00%
Exchange Fee                                                                                                                 None

ANNUAL FUND OPERATING EXPENSES (Before Waivers/Reimbursement)2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee3                                                                                                              0.75%
Distribution (12b-1) Fee                                                                                                     None
Other Expenses4                                                                                                              0.40%
Total Annual Fund Operating Expenses                                                                                         1.15%
1    The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.
2 The percentages shown are annualized based on anticipated expenses for the fiscal year ending July 31, 2007.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Although not obligated to do so, the administrator expects to waive and/or reimburse certain amounts.  These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2007.
  Total Waivers/Reimbursements of Fund Expenses (voluntary)                                                                  0.04%
  Total Anticipated Annual Fund Operating Expenses (after waivers/reimbursements)                                            1.11%
3 Under the investment adviser contract, the Adviser will waive to the extent of its management fee, the amount, if any, by which the aggregate annual operating expenses for the Institutional Class of the Fund exceed 1.25% of its daily net assets through
  November 30, 2008.  Any waiver and/or reimbursement by the administrator that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment.
4    Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see "Payments to
  Financial Intermediaries" herein.  The administrator expects to voluntarily waive and/or reimburse a portion of their fee.  These voluntary waiver/reimbursement can be terminated at any time.  Total other operating expenses paid by the Fund's Institutional
  Class (after the anticipated voluntary waiver/reimbursement) are expected to be 0.36% for the fiscal year ending July 31, 2007.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund's Institutional Class with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Class for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Class operating expenses are before waivers as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 1 Year    $    117
 3 Years   $    365
 5 Years   $    633
 10 Years  $ 1,398


MDT SHORT-TERM BOND FUND

This Prospectus offers Institutional Class shares of the MDT Short-Term Bond Fund. The Short-Term Bond Fund was previously designated as the "Optimum Q-Capital Conservation Fund."

 INVESTMENT OBJECTIVE

The Short-Term Bond Fund's investment objective is to preserve the value of Fund assets and produce income.

 PRINCIPAL INVESTMENT STRATEGIES

To meet its investment objectives, the Fund invests primarily in U.S. investment grade bonds (i.e., securities rated BBB or higher by Standard & Poor's or its equivalent by another nationally recognized statistical rating organization ("NRSRO") or determined by the Adviser to be of comparable quality at the time of purchase).
The Adviser manages the Fund as a low-duration, high-grade bond portfolio. The Fund normally maintains a weighted average effective maturity of between one and three years. The Adviser believes that portfolios with this credit and interest rate risk profile can generate higher returns than a money market fund with a better risk/reward relationship than most short or intermediate-term bond funds. Please note however, that the Fund does not intend to maintain its net asset value at $1.00 in the way a money market fund would.
The Fund has a policy of investing at least 80% of its net assets in the following types of domestic debt securities:


*      U.S. government                               *  U.S. government agencies

*      Collateralized mortgage obligations           *  Corporate

*      Asset-backed and mortgage-backed obligations  *  Medium-term notes

CMO's, asset-backed obligations, corporate bonds and medium-term notes may be issued by various types of issuers, including special purpose vehicles designed to pool underlying assets (such as mortgage obligations or credit card receivables), and corporations or other entities. All of these debt securities are subject to the principal risks described below, including interest rate risk, credit risk and call risk.
In selecting portfolio securities, the Adviser uses a "top-down" approach by first monitoring and evaluating economic trends. The Adviser evaluates current market conditions to identify a desirable portfolio duration and to determine an appropriate allocation of the Fund's assets among various market sectors. Individual securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when other comparable investments are judged to offer superior risk/reward profiles.

 BONDS ARE:
 Interest-bearing debt securities that obligate the issuer (i.e., U.S. Government or company) to pay the holders specific amounts on scheduled payment dates. The issuer generally is required to repay the principal amount of the obligation at maturity, although a portion of the principal payments may be made over the life of the bond.

 PRINCIPAL RISKS

Before investing in this Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in this Fund. The principal risks of investing in the Fund are:
Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. If interest rates fall, the Fund's income could also decline.
Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.
Call Risk. During periods of declining interest rates, a bond issuer may "call"-or repay-its high yielding bonds before their maturity dates. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.
Prepayment and Extension Risks of Mortgage- and Asset-Backed Securities. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the Fund would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk, which may increase the Fund's sensitivity to rising rates and its potential for price declines, as the Fund would be unable to capitalize on higher interest rates when investments are locked in at a lower rate for a longer period of time.
Management Risks. The Adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect.
U.S. Government Obligations. The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimately repayment, which agency or instrumentality may be privately owned. There can be no reassurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

 THIS FUND MAY BE APPROPRIATE FOR YOU IF:

*    You want to earn income on investments considered more stable than stocks

*    You are looking for a fixed-income component to complete your portfolio

 PERFORMANCE

RISK/RETURN BAR CHART AND TABLE
  The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.




The `y' axis reflects the "% Total Return" beginning with "0" and increasing up to 0.05%.


The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended 2005. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 2003 through 2005. The percentages noted are: 0.72%, 1.47% and 2.21%, respectively.




The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Institutional Shares total return for the six-month period from January 1, 2006 to September 30, 2006 was x.xx%.

Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 1.06% (quarter ended September, 2004). Its lowest quarterly return was (0.84)% (quarter ended June 30, 2004).


AVERAGE ANNUAL TOTAL RETURN TABLE


The Average Annual Total Returns for the Fund's Institutional Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 3000 Index (Russell 3000), a broad-based market index, and the Lipper Multi-Cap Core Funds Average (LMCCFA), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes and averages are unmanaged and it is not possible to invest directly in an index or average.

 (For the periods ended December 31, 2005)

                                                                        START OF PERFOMANCE1
                                                                 1 YEAR
INSTITUTIONAL SHARES
Return Before Taxes                                              2.21%  1.54%
Return After Taxes on Distributions2                             0.98%  0.43%
Return After Taxes on Distributions and Sale of Fund Shares2
                                                                 1.43%  0.67%
Citigroup Salomon 1-Year Treasury Benchmark Index3
                                                                 2.31%  5.25%
Lipper Short-Term Investment Grade Debt Funds Index4
                                                                 1.76%  7.30%

   9 The Fund's Institutional Shares start of performance date was October 1, 2002.
   10 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical FEDERAL income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do NOT reflect the effect of any applicable STATE and LOCAL taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
   11 The Citigroup Salomon 1-Year Treasury Benchmark Index is an unmanaged index generally representative of the average yield on one-year Treasury bills. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.
   12 The Lipper Short-Term Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short-Term Investment Grade Funds category. These funds, by portfolio practice, invest primarily in investment grade debt issues (rated in the top four grades) with a dollar weighted average maturity of six months to three years. The return of the index assumes the reinvestment of any dividends or other distributions.

 FEES AND EXPENSES

MDT SHORT-TERM BOND FUND
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Class.


SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
                                                                                                                               None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as
applicable)                                                                                                                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering
price)                                                                                                                         None
Redemption Fee (as a percentage of amount redeemed, if applicable)1                                                            2.00%
Exchange Fee                                                                                                                   None

ANNUAL FUND OPERATING EXPENSES
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2                                                                                                                0.40%
Distribution (12b-1) Fee                                                                                                       None
Other Expenses3                                                                                                                1.48%
Total Annual Fund Operating Expenses                                                                                           1.88%
Fee Waivers/Reimbursements (contractual)                                                                                       0.93%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements)                                                0.95%
1    The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.
2 Under the investment adviser contract, the Adviser will waive to the extent of its management fee, the amount, if any, by which the aggregate annual operating expenses for the Institutional Class of the Fund exceed 0.95% of its daily net assets through
  November 30, 2008.  Any waiver and/or reimbursement by the administrator, transfer agent or fund accountant that reduces such expenses may have the effect of reducing the amount to be waived or reimbursed by the Adviser pursuant to its contractual commitment.  Pursuant to this contractual commitment, the Adviser expects to waiver 0.05% of its management fee for the fiscal year ending July 31, 2007.  The management fee to be paid by the Fund (after the anticipated contractual and voluntary waivers) is expected to be 0.35% for the fiscal year ending July 31, 2007.
3    Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see "Payments to
  Financial Intermediaries" herein.  The administrator, transfer agent and fund accountant expect to voluntarily waive and/or reimburse a portion of their fee.  These voluntary waivers/reimbursements can be terminated at any time.  Total other operating expenses paid by the Fund's Institutional Class (after the anticipated voluntary waivers/reimbursements) are expected to be 0.60%
  for the fiscal year ending July 31, 2007.



  EXAMPLE

  This example is intended to help you compare the cost of investing in the Fund's Institutional Class with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Institutional Class for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same. The 1 Year dollar amount and the dollar amounts for the first year of the 3, 5 and 10 Years columns reflect the contractually imposed expense limitation of 0.95%. The second year of the 3, 5 and 10 Years columns reflects the contractually imposed expenses limitation of 0.95% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Institutional Class without any waivers/reimbursements for the remainder of the year. The remaining years reflect the "Total Annual Fund Operating Expenses" without any waivers/reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

 1 Year    $      97
 3 Years   $    469
 5 Years   $    899
 10 Years  $ 2,098






MORE ABOUT THE FUNDS


 ADDITIONAL INVESTMENT STRATEGIES

The Funds' principal investment strategies (and the associated principal risks) are discussed in the Risk/Return Summaries and are the strategies that the Adviser believes are most likely to be important in trying to achieve the Funds' objectives. You should note, however, that the Funds may use other non-principal strategies and invest in other securities not described in this prospectus. For a copy of the Fund's Statement of Additional Information ("SAI") containing additional (non-principal) investment strategies and securities that may present different risks (including a description of the types of securities that the Funds consider to be foreign securities), please call toll free 1-866-784-6867. The Adviser selects most of the investments for the All Cap Core Fund, Tax Aware/All Cap Core Fund and the Balanced Fund from companies listed in the Russell 3000{reg-trade-mark} Index. As of October 31, 2006, companies in the Russell 3000{reg-trade-mark} Index ranged in capitalization from $__million to $___ billion.
The Large Cap Growth Fund invests under normal conditions at least 80% of its net assets in securities of in stocks of large-cap companies such as those securities in the Russell 1000{reg-trade-mark} Growth Index. For example, as of October 31, 2006, companies in the Russell 1000{reg-trade-mark} Growth Index ranged in capitalization from $___million to $___billion.
The Mid Cap Growth Fund invests under normal conditions at least 80% of its net assets in securities of in stocks of medium-sized companies such as those securities in the Russell MidCap Growth{reg-trade-mark} Index. For example, as of October 31, 2006, companies in the Russell MidCap Growth{reg-trade-mark} Index ranged in capitalization from $___million to $___ billion.
The Small Cap Core Fund invests under normal conditions at least 80% of its net assets in securities of in stocks of small-sized companies such as those securities in the Russell 2000{reg-trade-mark} Index. For example, as of October 31, 2006, companies in the Russell 2000{reg-trade-mark} Index ranged in capitalization from $___ million to $___ billion.
The Small Cap Growth Fund invests under normal conditions at least 80% of its net assets in securities of in stocks of small-sized companies such as those securities in the Russell 2000{reg-trade-mark} Growth Index. For example, as of October 31, 2006, companies in the Russell 2000{reg-trade-mark} Growth Index ranged in capitalization from $___ million to $___ billion.
The Small Cap Value Fund invests under normal conditions at least 80% of its net assets in securities of in stocks of small-sized companies such as those securities in the Russell 2000{reg-trade-mark} Value Index. For example, as of October 31, 2006, companies in the Russell 2000{reg-trade-mark} Value Index ranged in capitalization from $___million to $___ billion.
Because the Funds (except for the Short-Term Bond Fund) invest in companies that are defined by reference to an index, the market capitalization of companies in which the Fund may invest will vary with market conditions. The Russell Indices described above are reconstituted on an annual basis.
In addition to the principal strategies discussed in the Risk/Return Summaries, the Funds may use various techniques as non-principal investment strategies to achieve the investment objectives of the Funds. These techniques may include buying and selling futures contracts, swaps, options, when-issued securities and exchange traded funds, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Short-Term Bond Fund and Balanced Fund may invest a portion of their assets in debt obligations of foreign corporations, banks, governments and their political subdivisions. Each Fund may engage in securities lending to earn income.
Cash Holdings & Temporary Investments. Each Fund may from time to time have a portion of its assets invested in cash or cash equivalents, such as short-term, high-quality investment grade securities, while waiting to invest monies received from purchases of the Fund's shares or from the sale of its portfolio securities. Cash equivalents purchased by a Fund will be rated in the highest ratings categories by Standard & Poor's, Moody's Investor Service, Inc. or another NRSRO. In the event that a Fund experiences large cash inflows, the Adviser may temporarily invest in derivatives such as futures and options, including for non-hedging purposes. The Adviser believes that the Funds benefit from this technique by reducing trading costs. The Adviser may choose to sell securities for a variety of reasons, such as to maintain portfolio diversification, to redeploy assets into more promising opportunities, or to raise cash.
Under normal market conditions, each Fund may hold cash or cash equivalents, such as commercial paper, Certificates of deposit, demand and time deposits and banker's acceptances, U.S. Government securities (e.g., U.S. Treasury obligations) or repurchase agreements.
Temporary Defensive Investments. Each Fund is permitted to invest up to 100% of its assets in cash or cash equivalents as a temporary defensive position during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity. A Fund may not achieve its investment objectives to the extent that it engages in such a temporary, defensive strategy. However, a Fund will not change its investment objective without providing 60 days prior written notice to shareholders.
Changes in Investment Objectives and Policies. The investment objectives, strategies and policies described above may be changed without the approval of a Fund's shareholders. However, a Fund will not change an investment policy of investing at least 80% of its net assets in securities suggested by its name without providing shareholders with at least 60 days' prior written notice of the change in the investment policy and changing the Fund's name.

 ADDITIONAL RISKS

Additional information about the funds principal risks is provided below, as well as information about other non-principal risks relating to the fund's investment strategies.
Equity Securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. The value of stock is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Preferred stocks are equity stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. In the event of insolvency or bankruptcy, common stockholders would be subordinate to creditors and preferred stockholders in respect of any payments from the assets of the company.
Risks of Securities Lending. To generate income, each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When a Fund engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.
Futures and Options on Futures Risks. Derivatives such as futures and options on futures may allow a Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments. A Fund may invest in derivatives for hedging purposes, but the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in the Fund. Derivatives are volatile and involve significant risks, including:

* Leverage Risk-the risk associated with certain types of investments or trading strategies in which relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

* Credit Risk-the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund.

* Currency Risk-the risk in which changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

* Liquidity Risk-the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Foreign Securities Risks. Foreign investments, including both equity and fixed-income securities, generally involve additional risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. Risks also include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect the value of an investment. When-Issued Securities. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place. In addition, when a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

 PORTFOLIO HOLDINGS INFORMATION

Information concerning a Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of a Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. The Adviser may post summary portfolio composition information, which may include identification on a Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector, on its website. If such summary portfolio information is posted, the information will be posted 15 days (or the next business day) after month-end and remain in place until replaced by the information for the succeeding month.
To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of a Fund, or select the name of a Fund from the menus on the "Products" section, and from the Funds' page click on the "Portfolio Holdings" link. A user is required to register on the website the first time the user accesses this information. You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Funds' annual and semiannual reports, which contain complete listings of a Fund's portfolio holdings as of the end of a Fund's second and fourth fiscal quarters, may be accessed by selecting the name of a Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of a Fund's portfolio holdings as of the end of the Funds' first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of a Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

MANAGEMENT OF THE FUNDS


 THE ADVISER
The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated MDTA LLC, which is registered as an investment adviser with the SEC. Federated MDTA LLC is responsible for the day-to-day management of the Fund in accordance with the Fund's investment objectives and policies (subject to the general supervision of the Fund's Board). This includes making investment decisions, and buying and selling securities. The address of the Adviser is: 125 CambridgePark Drive, Cambridge, Massachusetts, 02140.

Federated MDTA LLC is the Adviser to approximately $6.8 billion in total assets including, $6.3 billion in separately managed account portfolios, $197 million in institutional accounts and approximately $311 million in mutual funds as of July 25, 2006, that use Federated MDTA's proprietary quantitative investment process.
Other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.
The advisory fee is accrued daily and paid monthly. However, the Adviser has contractually agreed to waive its fees and/or reimburse each Fund's operating expenses to the extent necessary to ensure that the total operating expenses, excluding taxes, interest and brokerage commissions (on an annual basis) do not exceed the amounts shown in the table below:


TOTAL OPERATING EXPENSES NET OF WAIVER/REIMBURSEMENT


 FUND                                INSTITUTIONAL
                                         CLASS
---------------------------------------------------

 MDT-All Cap Core Fund(1)                    1.25%
 MDT-Tax Aware/All Cap Core Fund             1.80%
 MDT-Large Cap Growth Fund                   1.80%
 MDT-Mid Cap Growth Fund                     1.80%
 MDT-Small Cap Core Fund                     1.80%
 MDT-Small Cap Growth Fund                   1.80%
 MDT-Small Cap Value Fund                    1.80%
 MDT-Balanced Fund(1)                        1.25%
 MDT-Short-Term Bond Fund(1)                 0.95%
---------------------------------------------------

(1) The Adviser has contractually agreed to limit Total Annual Fund Operating Expenses to the amounts stated in the table through November 30, 2006.

Any waivers or reimbursements have the effect of lowering the overall expense ratio for the applicable Fund and increasing the overall return to investors at the time any such amounts are waived and/or reimbursed. The Adviser is permitted to recoup the fees waived and/or expenses paid within a three-year period to the extent of the expense limitation.
The amount the Adviser is entitled to receive on an annual basis together with the amount it actually did receive net of waivers or recoupments for its services during the fiscal year ended July 31, 2006 is:


FUND                                   ADVISORY FEE              ADVISORY FEE
                                    ENTITLED TO BE PAID          ACTUALLY PAID
                                       (as a % of average daily net assets)

MDT-All Cap Core Fund                              0.75 %                 0.71 %
MDT-Tax Aware/All Cap Core Fund                    1.00 %                  N/A
MDT-Large Cap Growth Fund                          0.75 %                  N/A
MDT-Mid Cap Growth Fund                            0.90 %                  N/A
MDT-Small Cap Core Fund                            1.25 %                  N/A
MDT-Small Cap Growth Fund                          1.25 %                  N/A
MDT-Small Cap Value Fund                           1.25 %                  N/A
MDT-Balanced Fund                                  0.75 %                 0.75 %
MDT-Short-Term Bond Fund                           0.40 %                 0.41 %*

* The advisory fee actually paid is higher than the contractual fee due to fees and/or expenses recovered by the Adviser

MDT Advisers provides investment management services for individuals and institutional clients including pension and profit sharing plans. As of July 31, 2006 the MDT Advisers division had approximately $___ billion in assets under its direct management. As of the same date, the Adviser, as a whole, had approximately over $3.96 billion in assets under management.

 MANAGEMENT TEAM

The All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund are managed by the Quantitative Equity Strategies Group, headed by Dr. David M Goldsmith, who is primarily responsible for the day-to-day management of these Funds. Dr. Goldsmith and John Sherman (the "Portfolio Managers") are jointly and primarily responsible for the day-to-day management of the Balanced Fund. Mr. Sherman is primarily responsible for the day-to-day management of the Short-Term Bond Fund.
David M. Goldsmith, Ph.D., Chief Investment Officer, joined MDT Advisers in 1990 and has been responsible for the development of the Optimum Q process.
Dr. Goldsmith has over 23 years experience in the development and application of financial and statistical modeling techniques. He received an A.B., Summa Cum Laude, Economics from Princeton University, where he won the Wolf Balleison Memorial Prize for the outstanding senior thesis in economics. Dr. Goldsmith also received a Ph.D., Economics, Concentration in Finance from Harvard University.
John F. Sherman, C.F.A., Portfolio Manager, joined MDT Advisers in 2000. He has over fourteen years of experience analyzing financial markets and has been responsible for the Adviser's fixed-income investments for the past five years. Prior to joining the Adviser, Mr. Sherman served as a Senior Analyst for Citizens Financial Group from 1999 to 2000 and as a Senior Analyst for the FDIC from 1991-1999. He is a member of the CFA Institute and the Boston Security Analysts Society. He holds a designation as a Chartered Financial Analyst. He received a B.S.B.A. from North Adams State College, and an M.B.A. from the Boston University Graduate School of Management.
The Quantitative Equity Strategies Group is responsible for the development, maintenance and operation of the proprietary Optimum Q process. In addition to Dr. Goldsmith, team members include:
Frederick L. Konopka, C.F.A., Senior Associate
Sarah A. Stahl, Senior Associate
Stephen R. Griscom, Associate
Daniel J. Mahr, Associate
The Statement of Additional Information ("SAI") provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Funds.

 PRIOR PERFORMANCE OF SIMILAR ACCOUNTS

Provided below is historical performance information of all actual, fee-paying, discretionary equity accounts that have investment objectives, policies, strategies, and risks substantially similar to those of the following:

*    the  "All  Cap  Core  Accounts"  have  investment   objectives,   policies,
     strategies,  and risks  substantially  similar to those of the All Cap Core
     Fund

* the "Tax Aware/All Cap Core Accounts" have investment objectives, policies, strategies, and risks substantially similar to those of the Tax Aware/All Cap Core Fund

*    the  "Large  Growth   Accounts"  have  investment   objectives,   policies,
     strategies, and risks substantially similar to those of the Large Cap Growth Fund

* the "Mid Cap Accounts" have investment objectives, policies, strategies, and risks substantially similar to those of the Mid Cap Growth Fund

* the "Small Cap Core Accounts" have investment objectives, policies, strategies, and risks substantially similar to those of the Small Cap Core Accounts

* the "Small Cap Growth Accounts" have investment objectives, policies, strategies, and risks substantially similar to those of the Small Cap Growth Fund

* the "Small Cap Value Accounts" have investment objectives, policies, strategies, and risks substantially similar to those of the Small Cap Value Fund

Each similar account (collectively, the "Similar Accounts") listed above is managed by the same team of portfolio managers of the Adviser that manages the respective Fund. As of December 31, 2004, each similar account represents assets as follows:

*    All Cap Core Accounts represent assets of approximately $107,777,000

*    Tax  Aware/All  Cap  Core  Accounts   represent   assets  of  approximately
     $1,212,000

*       Large Growth Accounts represent assets of approximately $110,000

*       Mid Cap Accounts represent assets of approximately $548,000

*       Small Cap Core Accounts represent assets of approximately $117,000

*    Small Cap Growth Accounts represent assets of approximately $58,521,000

*       Small Cap Value Accounts represent assets of approximately $664,000

This information is provided to illustrate the past performance of all actual, fee-paying, discretionary equity accounts managed by the Adviser and does not represent the performance of the Funds. PERFORMANCE OF THE SIMILAR ACCOUNTS IS HISTORICAL AND DOES NOT REPRESENT THE FUTURE PERFORMANCE OF THE FUNDS.
The performance information shown for the Similar Accounts is shown net of management fees, which for this purpose were assumed to equal the contractual management fee applicable to each respective Fund (without taking into account any fee waivers or limits). Performance reflects the reinvestment of all income. Cash and cash equivalents are included in performance returns.
The Similar Accounts are not subject to the same type of expenses to which the Funds are subject partly because the Similar Accounts are not subject to the same regulatory requirements as the Funds. The fees and expenses of the Similar Accounts are lower that those of the Funds. The Funds are subject to certain diversification requirements, tax restrictions, and investment limitations imposed by the Investment Company Act of 1940, or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Similar Accounts could have been adversely affected if the Similar Accounts had been regulated under the federal securities and tax laws imposed on the Funds. The investment results of the composites presented below are unaudited and are not intended to predict or suggest the future returns of the Funds. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.


   AVERAGE ANNUAL TOTAL RETURNS          ALL CAP CORE ACCOUNTS      RUSSELL 3000{reg-trade-mark}
                                                                              INDEX(1)

1 year ended 12/31/2004                                 15.04%                            11.95%
5 years ended 12/31/2004                                 3.38%                           (1.16)%
Since Inception 9/5/1991-12/31/2004                     14.35%                            11.22%

(1) The Russell 3000{reg-trade-mark} Index is an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market.
     The index does not reflect any deduction for fees, expenses or taxes.


    AVERAGE ANNUAL TOTAL RETURNS          TAX AWARE/ALL CAP CORE      RUSSELL 3000{reg-trade-mark}
                                                 ACCOUNTS                       INDEX(1)

1 year ended 12/31/2004                                   17.28%                            11.95%
Since Inception 5/15/2002-12/31/2004                       9.48%                             6.58%

(1) The Russell 3000{reg-trade-mark} Index is an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market.
     The index does not reflect any deduction for fees, expenses or taxes.


    AVERAGE ANNUAL TOTAL RETURNS          LARGE CAP GROWTH              RUSSELL 1000                S&P 500{reg-trade-mark}
                                              ACCOUNTS         GROWTH{reg-trade-mark} INDEX(1)             INDEX(2)
Since Inception 10/01/2004-12/31/2004                9.64%                               9.17%                        9.23%

(1) The Russell 1000 Growth{reg-trade-mark} Index is an index that measures the performance of those companies with higher price-to- book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market. The index does not reflect any deduction for fees, expenses or taxes.

(2)  The S&P  500{reg-trade-mark}  Index is a market-value weighted index of 500
     stocks   chosen  for   market   size,   liquidity,   and   industry   group
     representation. The index does not reflect any deduction for fees, expenses or taxes.


    AVERAGE ANNUAL TOTAL RETURNS           MID CAP GROWTH ACCOUNTS              RUSSELL MID CAP
                                                                        GROWTH{reg-trade-mark} INDEX(1)

1 year ended 12/31/2004                                     23.96%                               15.48%
3 years ended 12/31/2004                                    12.10%                                6.16%
Since Inception 08/01/2000-12/31/2004                      (1.66)%                              (4.86)%

(1) The Russell Mid Cap Growth{reg-trade-mark} Index is an index that measures the performance of those companies with higher price- to-book ratios and higher forecasted growth values within the mid-cap segment of the U.S.
     equity universe, which includes the 800 smallest companies by market capitalization within the Russell 1000{reg-trade-mark} Index (an index that includes the 1,000 largest U.S. companies by market capitalization). The index does not reflect any deduction for fees, expenses or taxes.

    AVERAGE ANNUAL TOTAL RETURNS           SMALL CAP CORE ACCOUNTS      RUSSELL 2000{reg-trade-mark}
                                                                                  INDEX(1)
Since Inception 03/01/2004-12/31/2004                       16.04%                            12.40%

(1) The Russell 2000{reg-trade-mark} Index is an index that measures the performance of the 2,000 smallest companies by market capitalization within the Russell 3000{reg-trade-mark} Index (an index that includes the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The index does not reflect any deduction for fees, expenses or taxes.


    AVERAGE ANNUAL TOTAL RETURNS           SMALL CAP GROWTH ACCOUNTS               RUSSELL 2000
                                                                          GROWTH{reg-trade-mark} INDEX(1)

1 year ended 12/31/2004                                       17.63%                               14.31%
3 years ended 12/31/2004                                      16.32%                                5.79%
Since Inception 08/01/2000-12/31/2004                         11.63%                              (2.34)%

(1)  The Russell 2000 Growth{reg-trade-mark} Index is an index that measures the performance of those companies with higher price-to- book ratios and higher forecasted  growth values within the small-cap  segment of the U.S.  equity
     universe,   which   includes  the  2,000   smallest   companies  by  market
     capitalization  within the Russell  3000 Index (an index that  includes the
     3,000  largest  U.S.  companies  by  market  capitalization,   representing
     approximately 98% of the investable U.S. equity market). The index does not reflect any deduction for fees, expenses or taxes.


    AVERAGE ANNUAL TOTAL RETURNS           SMALL CAP VALUE ACCOUNTS               RUSSELL 2000
                                                                         VALUE{reg-trade-mark} INDEX(1)

1 year ended 12/31/2004                                      21.80%                              22.25%
3 years ended 12/31/2004                                     22.02%                              16.50%
Since Inception 08/01/2000-12/31/2004                        16.89%                              17.00%

(1) The Russell 2000 Value{reg-trade-mark} Index is an index that measures the performance of those companies with lower price-to- book ratios and lower forecasted growth values within the small-cap segment of the U.S. equity universe, which includes the 2,000 smallest companies by market capitalization within the Russell 3000{reg-trade-mark} Index (an index that includes the 3,000 largest U.S. companies by market capitalization, representing approximately 98% of the investable domestic equity market). The index does not reflect any deduction for fees, expenses or taxes.


YOUR ACCOUNT


 DISTRIBUTION OF SHARES

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions on behalf of their customers or to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Funds, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

 CHOOSING A SHARE CLASS

Each Fund offers three Share classes: Class A Shares, Class C Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

 PAYMENTS TO FINANCIAL INTERMEDIARIES

The Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds.

RECORDKEEPING FEES
The Funds may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES
The Funds may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Funds to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus and described above because they are not paid by the Funds.
These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Funds and any services provided.

 SHARE PRICE

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When a Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV).
When a Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of that Fund's assets may change on days you cannot purchase or redeem Shares. The Funds do not charge a front-end sales charge.
NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds' current NAV and public offering price may be found in the mutual funds section of certain local newspapers.
The Funds generally value equity securities according to the last sale price reported by the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).
The Funds generally value fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the bid price currently offered to institutional investors for the securities.
Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.
Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Funds' Board. The Funds may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.
Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Funds' NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Funds' NAV in advance of the time as of which NAV is calculated.
In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate its NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

FEE WHEN YOU REDEEM OR EXCHANGE
For 10 days (MDT Short-Term Bond Fund only) following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee.
For 30 days (MDT All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT Balanced Fund only) following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee.
For 180 days (MDT Tax Aware/All Cap Core Fund only) following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee.
The 2.00% fee, referred to in the prospectus and Statement of Additional Information (SAI) as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. This redemption/exchange fee is intended to encourage long-term investments in the Funds, to offset transaction and other Fund expenses caused by short-term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that a Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended, including redemptions made as part of an overall strategy to buy and sell Shares in response to incremental changes in a Fund's NAV. The redemption/exchange fee will be paid to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Funds reserve the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, Shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).
The Funds' goal is to collect the redemption/exchange fee on all Shares that are redeemed or exchanged within 10 days (MDT Short-Term Bond Fund only), 30 days (MDT All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT Balanced Fund only), or 180 days (MDT Tax Aware/All Cap Core Fund only) of purchase. However, the Funds may not be able to achieve their goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Funds specifically anticipate that they may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including omnibus accounts of banks, broker-dealers, trust companies and retirement plan record keepers.
Participant directed transactions involving Shares held in retirement plans established under Sections 401(a) or 401(k) of the Internal Revenue Code (the "Code"), custodial plan accounts established under Section 403(b)(7) of the Code, or deferred compensation plans established under Section 457 of the Code will be subject to the redemption/exchange fee. Non-participant directed transactions such as distributions due to death, disability, health, or financial hardship will not be subject to the redemption/exchange fee. The redemption/exchange fee will not apply to Shares held in plans administered as college savings programs under Section 529 of the Code. Finally, Shares acquired by reinvestment of dividends or distributions of the Funds, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee. For more discussion regarding the redemption/exchange fee, please see the Funds' SAI.

 BUYING SHARES

You may purchase Shares through a financial intermediary, directly from the Funds or through an exchange from another MDT or Federated fund. The Funds reserve the right to reject any request to purchase or exchange Shares. Where the Funds offer more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.
For each Fund, to open an account you must invest at least the minimum amount as indicated below:


MINIMUM INVESTMENTS                                                                                     TO OPEN         TO ADD TO
                                                                                                     YOUR ACCOUNT    YOUR ACCOUNT(1)
Regular Accounts                                                                                     $   1 Million      $      2,500
Retirement and Tax-Deferred Accounts                                                                 $     500,000      $      2,500
Advisory and/or Fund Persons(2,3)                                                                    $       1,000      $      1,000
Existing shareholders of any MDT Fund as of August 26, 2005(3)                                       $       1,000      $      1,000
Registered Investment Adviser to a Single Client with Purchase in Excess of $100,000(3)              $     100,000      $      2,500
Registered Investment Adviser to a Group of Clients with Cumulative Purchase in Excess of            $     250,000      $      2,500
  $250,000(3)

(1) After you have opened a Fund account, you may also make automatic subsequent investments with $250 or more through the Automatic Investment
     Plan.

(2) These would include Trustees and Officers of the MDT Funds, employees of the Adviser and its affiliates, their families, employee benefit plans sponsored by the Adviser, and former members of the Memorial Drive Trust.

(3)  Shareholders  eligible to purchase  Institutional Class shares of the Funds under these  categories  may be asked to include a written  statement  with
     their  initial   purchase   verifying  their   qualification.   "Registered
     Investment  Advisers"  include only those advisers  purchasing  Fund shares through a transaction fee program.

GENERAL TRANSACTION POLICIES
The Funds reserve the right to:
     Vary or waive any minimum investment requirement.
If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.
During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under "Buying Shares".
Based on the Adviser's analysis of the size of the applicable market, market liquidity, portfolio holdings of the Funds and other accounts of the Adviser, as well as other issues, upon 30 days' written notice to Fund shareholders a Fund may close to new investors when it reaches an asset size determined by the Adviser to be too large to sustain additional assets. If a Fund closes to new investors, the Funds' Board of Trustees will review, on at least a semi-annual basis, market conditions and other factors presented by the Adviser in order to determine whether to reopen the Fund to new investors.

THROUGH A FINANCIAL INTERMEDIARY

*    Establish an account with the financial intermediary; and

* Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Funds on the same day and the Funds receive payment within one business day. You will become the owner of Shares and receive dividends when the Funds receive your payment.

Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Funds by submitting a completed New Account Form; and

     *       Send your payment to the Funds by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Funds receive your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Funds or State Street Bank and Trust Company, the Funds' transfer agent.
An institution may establish an account and place an order by calling the Funds and the Shares will be priced at the next calculated NAV after the Funds receive the order.

BY WIRE
Send your wire to:
     State Street Bank and Trust Company
     Boston, MA
     Dollar Amount of Wire
     ABA Number 011000028
     Attention: EDGEWIRE
     Wire Order Number, Dealer Number or Group Number
     Nominee/Institution Name
     Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK
Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and send it to:
     The Federated Funds
     P.O. Box 8600
     Boston, MA 02266-8600
If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, send it to:
  The Federated Funds
  30 Dan Road
  Canton, MA 02021
Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds reserve the right to reject ANY purchase request. For example, to protect against check fraud the Funds may reject any purchase request involving a check that is not made payable to THE FEDERATED FUNDS (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE
You may purchase Shares through an exchange from any MDT or Federated fund that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

 SELLING SHARES

You should redeem or exchange Shares:

* through a financial intermediary if you purchased Shares through a financial intermediary; or

*    directly from the Funds if you purchased Shares directly from the Funds.

Shares of the Funds may be redeemed for cash or exchanged for shares of the same class of other MDT or Federated funds on days on which the Funds compute their NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY
Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Funds receive the order from your financial intermediary.

DIRECTLY FROM THE FUND
BY TELEPHONE
You may redeem or exchange Shares by simply calling the Funds at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL
You may redeem or exchange Shares by sending a written request to the Funds. You will receive a redemption amount based on the next calculated NAV after the Funds receive your written request in proper form.
Send requests by mail to:
     The Federated Funds
     P.O. Box 8600
     Boston, MA 02266-8600
Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:
  The Federated Funds
  30 Dan Road
  Canton, MA 02021

All requests must include:

    *       Fund Name and Share Class, account number and account registration;

     *       amount to be redeemed or exchanged;

     *       signatures of all shareholders exactly as registered; and

* IF EXCHANGING, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

SIGNATURE GUARANTEES
Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:


* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days;

*    a redemption is payable to someone other than the shareholder(s) of record;
     or

* IF EXCHANGING (TRANSFERRING) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND
Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

* to allow your purchase to clear (as discussed below);


* during periods of market volatility;


* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or


* during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.


If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:


* when the NYSE is closed, other than customary weekend and holiday closings;


* when trading on the NYSE is restricted, as determined by the SEC; or


* in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.


You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.


EXCHANGE PRIVILEGE
You may exchange Shares of a Fund for shares of any MDT or Federated fund that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

     *       ensure that the account registrations are identical;

     *       meet any minimum initial investment requirements; and

     * receive a prospectus for the fund into which you wish to exchange. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.
The Funds may modify or terminate the exchange privilege at any time. In addition, the Funds may terminate your exchange privilege if your exchange activity is found to be excessive under the Funds' frequent trading policies. See "Frequent Trading Policies."

ADDITIONAL CONDITIONS
TELEPHONE TRANSACTIONS
The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES
The Funds do not issue share certificates.
The MDT All Cap Core Fund, the MDT Large Cap Growth Fund, the MDT Mid Cap Growth Fund, the MDT Small Cap Core Fund, the MDT Small Cap Growth Fund, the MDT Small Cap Value Fund, and the MDT Balanced Fund charge a redemption fee of 2.00% on shares redeemed or exchanged within 30 days of purchase. The MDT Tax Aware/All Cap Core Fund charges a redemption fee of 2.00% on shares redeemed or exchanged within 180 days of purchase. The MDT Short-Term Bond Fund charges a 2.00% redemption fee on shares redeemed or exchanged within ten days of purchase.

 FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Funds can have adverse consequences for the Funds and shareholders who use the Funds as a long-term investment vehicle. Such trading in significant amounts can disrupt the Funds' investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Funds. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund's NAV in advance of the time as of which NAV is calculated.
The Funds' Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Funds' Shares. The Funds also monitor trading in Fund Shares in an effort to identify disruptive trading activity. The Funds monitor trades into and out of a Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Funds may also monitor trades into and out of a Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Funds' management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to a Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how a Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Funds' portfolio and its performance.
The Funds' frequent trading restrictions do not apply to purchases and sales of Fund Shares by other MDT or Federated funds. These funds impose the same frequent trading restrictions as a Fund at its shareholder level. In addition, allocation changes of the investing MDT or Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other MDT or Federated funds could adversely affect the management of a Fund's portfolio and its performance.
The Funds' objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, each Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

 RETIREMENT AND OTHER QUALIFIED PLANS

You may purchase shares of the Funds for your individual retirement accounts including Traditional IRA, Rollover IRA, Roth IRA, Educational IRA, SEP IRA, Simple IRA and 401K accounts. To obtain the appropriate disclosure documentation and complete information on how to open a retirement account or roll over assets from your Memorial Drive Retirement Trust or other qualified plan account, call toll free 1-800-341-7400.

 ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum. DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

Dividends for each Fund, other than the MDT Short-Term Bond Fund, are generally declared and paid annually to shareholders. Dividends for the MDT Short-Term Bond Fund are generally declared and paid monthly. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.
In addition, the Funds pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other MDT or Federated fund of which you are already a shareholder.
If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.
If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Funds for information concerning when dividends and capital gains will be paid.

 TAXATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time each Fund holds its assets.
Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


LEGAL PROCEEDINGS

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund's directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com.
Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.
The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Funds' financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report. As discussed in the Annual Report, the information for prior years was audited by PricewaterhouseCoopers LLP, another independent registered public accounting firm.

[To be filed by Amendment]


APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following charts provide additional hypothetical information about the effect of [the Funds' expenses, including investment advisory fees and other Fund costs, on the Funds' assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Funds' annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

MDT ALL CAP CORE FUND - INSTITUTIONAL CLASS

ANNUAL EXPENSE RATIO: 1.03%

MAXIMUM FRONT-END SALES CHARGE: 0.00%
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
                BEGINNING   PERFORMANCE       AFTER      EXPENSES        ENDING
               INVESTMENT      EARNINGS     RETURNS                  INVESTMENT
 1             $10,000.00       $500.00  $10,500.00       $105.04    $10,397.00
 2             $10,397.00       $519.85  $10,916.85       $109.21    $10,809.76
 3             $10,809.76       $540.49  $11,350.25       $113.55    $11,238.91
 4             $11,238.91       $561.95  $11,800.86       $118.06    $11,685.09
 5             $11,685.09       $584.25  $12,269.34       $122.75    $12,148.99
 6             $12,148.99       $607.45  $12,756.44       $127.62    $12,631.30
 7             $12,631.30       $631.57  $13,262.87       $132.68    $13,132.76
 8             $13,132.76       $656.64  $13,789.40       $137.95    $13,654.13
 9             $13,654.13       $682.71  $14,336.84       $143.43    $14,196.20
 10            $14,196.20       $709.81  $14,906.01       $149.12    $14,759.79
 Cumulative                   $5,994.72                 $1,259.41





MDT TAX AWARE/ALL CAP CORE FUND - INSTITUTIONAL CLASS

ANNUAL EXPENSE RATIO: 1.80%

MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00        $182.88    $10,320.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 1.97%
2                    $10,320.00       $516.00  $10,836.00        $206.38    $10,632.70
GROSS                                                      ANNUAL EXPENSE RATIO: 2.06%
3                    $10,632.70       $531.64  $11,164.34        $222.25    $10,945.30
4                    $10,945.30       $547.27  $11,492.57        $228.79    $11,267.09
5                    $11,267.09       $563.35  $11,830.44        $235.51    $11,598.34
6                    $11,598.34       $579.92  $12,178.26        $242.44    $11,939.33
7                    $11,939.33       $596.97  $12,536.30        $249.57    $12,290.35
8                    $12,290.35       $614.52  $12,904.87        $256.90    $12,651.69
9                    $12,651.69       $632.58  $13,284.27        $264.46    $13,023.65
10                   $13,023.65       $651.18  $13,674.83        $272.23    $13,406.55
Cumulative                          $5,733.43                  $2,361.41




MDT LARGE CAP GROWTH FUND - INSTITUTIONAL CLASS

ANNUAL EXPENSE RATIO: 1.80%

MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00        $182.88    $10,320.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 2.43%
2                    $10,320.00       $516.00  $10,836.00        $254.00    $10,585.22
GROSS                                                      ANNUAL EXPENSE RATIO: 2.74%
3                    $10,585.22       $529.26  $11,114.48        $293.31    $10,824.45
4                    $10,824.45       $541.22  $11,365.67        $299.94    $11,069.08
5                    $11,069.08       $553.45  $11,622.53        $306.72    $11,319.24
6                    $11,319.24       $565.96  $11,885.20        $313.65    $11,575.05
7                    $11,575.05       $578.75  $12,153.80        $320.74    $11,836.65
8                    $11,836.65       $591.83  $12,428.48        $327.99    $12,104.16
9                    $12,104.16       $605.21  $12,709.37        $335.40    $12,377.71
10                   $12,377.71       $618.89  $12,996.60        $342.98    $12,657.45
Cumulative                          $5,600.57                  $2,977.61


MDT MID CAP GROWTH FUND - INSTITUTIONAL CLASS

ANNUAL EXPENSE RATIO: 1.80%

MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00        $182.88    $10,320.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 2.53%
2                    $10,320.00       $516.00  $10,836.00        $264.32    $10,574.90
GROSS                                                      ANNUAL EXPENSE RATIO: 2.89%
3                    $10,574.90       $528.75  $11,103.65        $308.84    $10,798.03
4                    $10,798.03       $539.90  $11,337.93        $315.36    $11,025.87
5                    $11,025.87       $551.29  $11,577.16        $322.01    $11,258.52
6                    $11,258.52       $562.93  $11,821.45        $328.80    $11,496.07
7                    $11,496.07       $574.80  $12,070.87        $335.74    $11,738.64
8                    $11,738.64       $586.93  $12,325.57        $342.83    $11,986.33
9                    $11,986.33       $599.32  $12,585.65        $350.06    $12,239.24
10                   $12,239.24       $611.96  $12,851.20        $357.45    $12,497.49
Cumulative                          $5,571.88                  $3,108.29

MDT SMALL CAP CORE FUND - INSTITUTIONAL CLASS

ANNUAL EXPENSE RATIO: 1.80%

MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00        $182.88    $10,320.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 2.16%
2                    $10,320.00       $516.00  $10,836.00        $226.08    $10,613.09
GROSS                                                      ANNUAL EXPENSE RATIO: 2.34%
3                    $10,613.09       $530.65  $11,143.74        $251.65    $10,895.40
4                    $10,895.40       $544.77  $11,440.17        $258.34    $11,185.22
5                    $11,185.22       $559.26  $11,744.48        $265.22    $11,482.75
6                    $11,482.75       $574.14  $12,056.89        $272.27    $11,788.19
7                    $11,788.19       $589.41  $12,377.60        $279.51    $12,101.76
8                    $12,101.76       $605.09  $12,706.85        $286.95    $12,423.67
9                    $12,423.67       $621.18  $13,044.85        $294.58    $12,754.14
10                   $12,754.14       $637.71  $13,391.85        $302.42    $13,093.40
Cumulative                          $5,678.21                  $2,619.90

MDT SMALL CAP GROWTH FUND - INSTITUTIONAL CLASS

ANNUAL EXPENSE RATIO: 1.80%

MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00        $182.88    $10,320.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 2.37%
2                    $10,320.00       $516.00  $10,836.00        $247.80    $10,591.42
GROSS                                                      ANNUAL EXPENSE RATIO: 2.66%
3                    $10,591.42       $529.57  $11,120.99        $285.03    $10,839.26
4                    $10,839.26       $541.96  $11,381.22        $291.70    $11,092.90
5                    $11,092.90       $554.65  $11,647.55        $298.52    $11,352.47
6                    $11,352.47       $567.62  $11,920.09        $305.51    $11,618.12
7                    $11,618.12       $580.91  $12,199.03        $312.66    $11,889.98
8                    $11,889.98       $594.50  $12,484.48        $319.97    $12,168.21
9                    $12,168.21       $608.41  $12,776.62        $327.46    $12,452.95
10                   $12,452.95       $622.65  $13,075.60        $335.12    $12,744.35
Cumulative                          $5,616.27                  $2,906.65



MDT SMALL CAP VALUE FUND - INSTITUTIONAL CLASS

ANNUAL EXPENSE RATIO: 1.80%

MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00        $182.88    $10,320.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 2.03%
2                    $10,320.00       $516.00  $10,836.00        $212.61    $10,626.50
GROSS                                                      ANNUAL EXPENSE RATIO: 2.16%
3                    $10,626.50       $531.33  $11,157.83        $232.79    $10,928.29
4                    $10,928.29       $546.41  $11,474.70        $239.40    $11,238.65
5                    $11,238.65       $561.93  $11,800.58        $246.20    $11,557.83
6                    $11,557.83       $577.89  $12,135.72        $253.19    $11,886.07
7                    $11,886.07       $594.30  $12,480.37        $260.38    $12,223.63
8                    $12,223.63       $611.18  $12,834.81        $267.78    $12,570.78
9                    $12,570.78       $628.54  $13,199.32        $275.38    $12,927.79
10                   $12,927.79       $646.39  $13,574.18        $283.21    $13,294.94
Cumulative                          $5,713.97                  $2,453.82

MDT BALANCED FUND - INSTITUTIONAL CLASS

ANNUAL EXPENSE RATIO: 1.15%

MAXIMUM FRONT-END SALES CHARGE: 0.00%
 YEAR        HYPOTHETICAL  HYPOTHETICAL  INVESTMENT  HYPOTHETICAL  HYPOTHETICAL
                BEGINNING   PERFORMANCE       AFTER      EXPENSES        ENDING
               INVESTMENT      EARNINGS     RETURNS                  INVESTMENT
 1             $10,000.00       $500.00  $10,500.00       $117.21    $10,385.00
 2             $10,385.00       $519.25  $10,904.25       $121.73    $10,784.82
 3             $10,784.82       $539.24  $11,324.06       $126.41    $11,200.04
 4             $11,200.04       $560.00  $11,760.04       $131.28    $11,631.24
 5             $11,631.24       $581.56  $12,212.80       $136.33    $12,079.04
 6             $12,079.04       $603.95  $12,682.99       $141.58    $12,544.08
 7             $12,544.08       $627.20  $13,171.28       $147.03    $13,027.03
 8             $13,027.03       $651.35  $13,678.38       $152.69    $13,528.57
 9             $13,528.57       $676.43  $14,205.00       $158.57    $14,049.42
 10            $14,049.42       $702.47  $14,751.89       $164.68    $14,590.32
 Cumulative                   $5,961.45                 $1,397.51



MDT SHORT-TERM BOND FUND - INSTITUTIONAL CLASS

ANNUAL EXPENSE RATIO: 0.95%

MAXIMUM FRONT-END SALES CHARGE: 0.00%

YEAR               HYPOTHETICAL  HYPOTHETICAL  INVESTMENT   HYPOTHETICAL  HYPOTHETICAL
                      BEGINNING   PERFORMANCE       AFTER       EXPENSES        ENDING
                     INVESTMENT      EARNINGS     RETURNS                   INVESTMENT
1                    $10,000.00       $500.00  $10,500.00         $96.92    $10,405.00
CONTRACTUAL/GROSS                                          ANNUAL EXPENSE RATIO: 1.57%
2                    $10,405.00       $520.25  $10,925.25        $166.16    $10,761.89
GROSS                                                      ANNUAL EXPENSE RATIO: 1.88%
3                    $10,761.89       $538.09  $11,299.98        $205.48    $11,097.66
4                    $11,097.66       $554.88  $11,652.54        $211.89    $11,443.91
5                    $11,443.91       $572.20  $12,016.11        $218.50    $11,800.96
6                    $11,800.96       $590.05  $12,391.01        $225.32    $12,169.15
7                    $12,169.15       $608.46  $12,777.61        $232.35    $12,548.83
8                    $12,548.83       $627.44  $13,176.27        $239.60    $12,940.35
9                    $12,940.35       $647.02  $13,587.37        $247.07    $13,344.09
10                   $13,344.09       $667.20  $14,011.29        $254.78    $13,760.43
Cumulative                          $5,825.59                  $2,098.07





                                               [LOGO OF MDT FUNDS]


INVESTMENT ADVISER                                          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Federated MDTA LLC                                          Ernst & Young LLP
125 CambridgePark Drive                                     200 Clarendon Street
Cambridge, MA 02140                                         Boston, MA 02116-5072

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT     DISTRIBUTOR
State Street Bank and Trust Company                         Federated Securities Corp.
P.O. Box 8600                                               Federated Investors Tower
Boston, MA 02266-8600                                       1001 Liberty Avenue
                                                            Pittsburgh, PA 15222-3779

You can find more information about the Funds in the following documents:
STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI contains details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.
ANNUAL AND SEMI-ANNUAL REPORTS
The Funds' annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment climate that affected the Funds' performance during the Funds' last fiscal year.
You can obtain a free copy of these documents, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1-800-341-7400.
Additionally, the Funds' SAI and current annual and semi-annual reports are available on the Funds' website at www.mdtfunds.com.
You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room in Washington, D.C. 20549-0102 and review and copy documents while you are there. For more information about the operation of the Public Reference Room, contact the SEC by e-mail, publicinfo@sec.gov or by telephone, 1-202-942-8090.
Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.


                            [LOGO OF FEDERATED INVESTORS]

1940 Act File No. 811-21141

Federated is a registered mark of Federated Investors, Inc. 2006
{copyright}Federated Investors, Inc.

PRIVACY POLICY AND NOTICE

Federated* recognizes that you expect us to protect both your assets and your financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Federated policy that governs the handling of your information, how Federated obtains information, how that information is used and how it is kept secure. INFORMATION FEDERATED RECEIVES
Federated may receive nonpublic personal information about you from the following sources:

* We may receive information from you or from your financial representative on account applications, other forms or electronically. Examples of this information may include your name, address, Social Security Number, assets and income.

* We may receive information from you or from your financial representative through transactions, correspondence, and other communications. Examples of this information include specific investments and your account balances.

* We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit, or credit account numbers.

INFORMATION SHARING POLICY
Except as described below, Federated does not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for Federated's use only. If you decide to close your account(s) or become an inactive customer, we will adhere to these privacy policies and practices.
Federated will NOT disclose consumer information, account numbers, access numbers, or access codes for credit cards, deposit, or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail, or other marketing purposes.
Federated limits the sharing of nonpublic personal information about you with financial or non-financial companies or other entities, including companies affiliated with Federated, and other, nonaffiliated third parties, to the following exceptions:

     * WE MAY SHARE INFORMATION WHEN IT IS NECESSARY AND REQUIRED TO PROCESS A TRANSACTION OR TO SERVICE A CUSTOMER RELATIONSHIP. For example, information may be shared with a company that provides account recordkeeping services or a company that provides proxy services to shareholders.

     * WE MAY SHARE INFORMATION WHEN IT IS REQUIRED OR PERMITTED BY LAW. For example, information may be shared to protect you against fraud or with someone who has a legal or beneficial interest, such as your power of attorney, or in response to a subpoena.

     * WE MAY DISCLOSE SOME OR ALL OF THE INFORMATION DESCRIBED ABOVE WITH COMPANIES THAT PERFORM MARKETING OR OTHER SERVICES ON OUR BEHALF. For example, we may share information about you with the financial intermediary (bank, investment adviser, or broker-dealer) through whom you purchased Federated products or services, or with providers of marketing, legal, accounting, or other professional services.

INFORMATION SECURITY
When Federated shares nonpublic customer information referred to above, the information is made available for limited purposes and under controlled circumstances designed to protect our customers' privacy. We require third parties to comply with our standards for security and confidentiality. We do not permit use of customer information for any other purpose nor do we permit third parties to rent, sell, trade or otherwise release or disclose information to any other party. These requirements are included in written agreements between Federated and third-party service providers.
Federated maintains physical, electronic, and procedural safeguards to protect your nonpublic personal information, and has procedures in place for its appropriate disposal and protection against its unauthorized access or used when we are no longer required to maintain the information.
Each of the following sections explains an aspect of Federated's commitment to protecting your personal information and respecting your privacy.
EMPLOYEE ACCESS TO INFORMATION
All Federated employees must adhere to Federated's confidentiality policy. Employee access to customer information is authorized for business purposes only. The degree of access is based on the sensitivity of the information and on an employee's need for the information to service a customer's account or comply with legal requirements.



     * This privacy disclosure applies to: Federated Investors, Inc. and each of its wholly owned broker-dealers, investment advisers and other subsidiaries, including Edgewood Services, Inc., Passport Research Ltd., Federated MDTA LLC, and each of the funds managed by Federated, whether or not named "Federated," including the Edward Jones Money Market Fund, and all portfolios of Cash Trust Series, Inc., Cash Trust Series II, and Money Market Obligations Trust.

                    THIS PAGE IS NOT PART OF THE PROSPECTUS

                                       I

PRIVACY POLICY AND NOTICE    (continued)

VISITING A FEDERATED WEBSITE

     * Federated's Website maintains statistics about the number of visitors and the information viewed most frequently. These statistics are used to improve the content and level of service we provide to our clients and shareholders.


     *    Information or data entered into a Website will be retained.


     * Where registration or reentering personal information on a Website is required, "cookies" are used to improve your online experience. A cookie is a small file stored on your computer that recognizes whether you have visited our site before and identifies you each time you visit. Cookies provide faster access into the Website.

     * We may also obtain non-personally identifiable Internet Protocol ("IP") addresses for all other visitors to monitor the number of visitors to the site; these addresses are never shared with any third party.

RESTRICTED ACCESS WEBSITE
Federated provides a restricted section of its Website for Investment
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e-mail us at services@FederatedInvestors.com or call us at 1-800-341-7400.
                                                                  July 14, 2006

                    THIS PAGE IS NOT PART OF THE PROSPECTUS

                                      II


                         PRIVACY POLICY ALSO ENCLOSED


                              See Pages i and ii
Cusip 683898100
Cusip 683898803
Cusip 683898795
Cusip 683898860
Cusip 683898837
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Cusip 683898209
Cusip 683898738
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35076 (11/06)





                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED: NOVEMBER 30, 2006




                                   MDT FUNDS

                             MDT ALL CAP CORE FUND

                        MDT TAX AWARE/ALL CAP CORE FUND

                           MDT LARGE CAP GROWTH FUND

                            MDT MID CAP GROWTH FUND

                            MDT SMALL CAP CORE FUND

                           MDT SMALL CAP GROWTH FUND

                            MDT SMALL CAP VALUE FUND

                               MDT BALANCED FUND

                            MDT SHORT-TERM BOND FUND


This Statement of Additional Information ("SAI") provides general information about MDT All Cap Core Fund, MDT Tax Aware/All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund, MDT Balanced Fund and MDT Short-Term Bond Fund (each a "Fund", together the "Funds"), each a series of MDT Funds. This SAI is not a prospectus and should be read in conjunction with the Funds' current Prospectuses, each dated November 30, 2006 as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of a Prospectus, please write or call the Funds at the address or telephone number below.

The Funds' financial statements for the fiscal year ended July 31, 2006 and the Funds' unaudited financial statements for the fiscal period ended January 31, 2006, are incorporated herein by reference to the Funds' Annual Report dated July 31, 2006 and the Funds' Semi-Annual Report dated January 31, 2006, respectively. A copy of the Annual Report or Semi-Annual Report may be obtained without charge by calling the Funds as shown below.





Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FEDERATEDINVESTORS.COM

or 1-800-341-7400.

Federated Securities Corp., Distributor

35077 (11/06)

Federated is a registered mark
of Federated Investors, Inc.
2006 {copyright}Federated Investors, Inc.

                           TABLE OF CONTENTS

ORGANIZATION OF THE TRUST AND THE FUNDS.................................  1
     Description of the Funds...........................................  1
INVESTMENTS POLICIES, STRATEGIES AND ASSOCIATED RISKS...................  2
     Temporary Investments...............................................12
     Fundamental Investment Limitations..................................12
PORTFOLIO HOLDINGS INFORMATION...........................................13
MANAGEMENT OF THE FUNDS..................................................14
     Board of Trustees...................................................14
     Board Committees....................................................16
     Board Interest in the Funds.........................................17
     Control Persons, Principal Shareholders, and Management Ownership...17
     Investment Adviser..................................................25
     Portfolio Managers..................................................28
DISTRIBUTION AND SHAREHOLDER SERVICING...................................30
     Distribution Plan...................................................30
     Service Providers...................................................31
SUPPLEMENTAL PAYMENTS....................................................32
     Processing Support Payments.........................................33
     Retirement Plan Program Servicing Payments..........................33
     Other Benefits to Financial Intermediaries..........................33
CODE OF ETHICS...........................................................33
PROXY VOTING PROCEDURES..................................................33
VALUATION OF SHARES......................................................34
PURCHASE AND REDEMPTION OF SHARES........................................35
     Fee When You Redeem or Exchange.....................................36
     Subaccounting Services..............................................37
     Redemption in Kind..................................................37
PORTFOLIO TRANSACTIONS...................................................37
PORTFOLIO TURNOVER.......................................................39
TAX CONSIDERATIONS.......................................................39
CALCULATION OF PERFORMANCE DATA..........................................40
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND
FINANCIAL STATEMENTS.....................................................41
APPENDIX.................................................................42

ORGANIZATION OF THE TRUST AND THE FUNDS

MDT Funds (the "Trust") is an open-end management investment company organized as a Delaware statutory trust on June 26, 2002. The Trust's Declaration of Trust permits the Trust to offer separate series of units of beneficial interest and separate classes. The Funds are currently the only series of the Trust and currently offer an Institutional Class, Class A and Class C shares. The Funds are each diversified series and have their own investment objectives and policies. The Trust may start more series or classes and offer shares of a new fund under the Trust at any time. On August 26, 2005, the Trust changed its name to "MDT Funds." Before that time the Trust was known as the "Optimum Q{trademark} Funds".

As of the close of business on July 14, 2006, Federated Investors, Inc. acquired a majority interest in MDTA LLC and Federated Securities Corp. became the distributor of the MDT Funds. The Fund's investment adviser is Federated MDTA LLC (Adviser).

The Trust is authorized to issue an unlimited number of interests (or shares) at $0.01 par value. Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Funds represents equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of a Fund. In the event of the dissolution or liquidation of a Fund, the holders of shares of a Fund are entitled to share pro rata in the net assets of a Fund available for distribution to shareholders.

The Trust has adopted an Amended Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, which details the attributes of the Institutional Class, Class A and Class C shares of the Funds. Generally, Class A and Class C shares are subject to a Rule 12b-1 fee as described in the Class A and Class C prospectus. Shares of the Institutional Class are not subject to a Rule 12b-1 fee. More information regarding the Rule 12b-1 Plan can be found under the sub-heading "Distribution Plan."


DESCRIPTION OF THE FUNDS
The Funds are each open-end, diversified investment companies, or mutual funds, with different investment objectives and strategies. The Funds' investment objectives are described in the prospectuses together with each principal strategy. Below are the Funds' strategies and other securities in which the Funds may invest. The MDT All Cap Core Fund, MDT - Tax/Aware All Cap Core Fund, MDT - Large Cap Growth Fund, MDT - Mid Cap Growth Fund, MDT - Small Cap Core Fund, MDT - Small Cap Growth Fund and MDT - Small Cap Value Fund typically invest primarily, if not entirely, in equity securities, while the MDT Short-Term Bond Fund typically invests primarily, if not entirely, in fixed-income securities. The MDT Balanced Fund invests in proportion of equity and fixed-income securities between these two extremes. As a consequence, it is expected that the MDT All Cap Core Fund, MDT - Tax/Aware All Cap Core Fund, MDT - Large Cap Growth Fund, MDT - Mid Cap Growth Fund, MDT - Small Cap Core Fund, MDT - Small Cap Growth Fund and MDT - Small Cap Value Fund will incur more risk than the MDT Balanced Fund, which will in turn incur more risk than the MDT Short-Term Bond Fund. A diversified Fund may not purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation.



INVESTMENTS POLICIES, STRATEGIES AND ASSOCIATED RISKS

The following discussion supplements the description of the Funds' investment objectives and strategies set forth in the Fund summaries contained in the Prospectuses. Except for the fundamental investment limitations listed below (see "Fundamental Investment Limitations"), the Funds' investment strategies and policies are not fundamental and may be changed by sole action of the Trust's Board of Trustees, without shareholder approval. Furthermore, these policies, strategies and risks pertain to all of the Funds. While each Fund is permitted to hold securities and engage in various strategies as described hereafter, none are obligated to do so.

Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether an investment complies with the Funds' investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, a Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, a Fund intends to sell such investments as soon as practicable while trying to maximize the return to its shareholders. Please note, however, that the guidance referenced in the first two sentences does not apply to a Fund's investments in illiquid securities or a Fund's borrowing of money.


OTHER INVESTMENT COMPANIES
Investment in other investment companies is a principal strategy of the Balanced Fund and a non-principal strategy of the All Cap Core Fund, Tax-Aware/All Cap Core Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Core Fund, Small Cap Growth Fund, Small Cap Value Fund and Short-Term Bond Fund. Each Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole. As a shareholder of another investment company, each Fund bears, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund's shareholders. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.


EQUITY SECURITIES
As a principal strategy, the All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the Balanced Fund invest in equity securities. The Short-Term Bond Fund generally does not invest in equity securities. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see "Debt Securities" below.

The All Cap Core Fund, Tax Aware/All Cap Core Fund and the Balanced Fund may invest in any size company. The Large Cap Growth Fund may invest in large-size companies, while the Mid Cap Growth Fund may invest in medium-size companies and the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund may invest in small-size companies. As a non-principal strategy, the Funds may invest in companies small enough to be considered micro-cap companies. Although diminished in large cap companies, the risks of investing in companies in general include business failure and reliance on erroneous reports. To the extent the Funds invest in the equity securities of small or medium-size companies, they will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.


MICRO-CAP COMPANIES
The All Cap Core Fund, the Tax Aware/All Cap Core Fund the Small Cap Core Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the Balanced Fund may invest in micro-cap companies. Generally, small, less-seasoned companies have more potential for rapid growth. They also often involve greater risk than large- and mid-cap companies, and these risks are passed on to the Fund. Micro-cap companies will likely not have the management experience, financial resources, product diversification and competitive strengths of companies with larger capitalization, and will be more vulnerable to adverse business or economic developments in the market as a whole. The value of securities of micro-cap companies, therefore, tends to be more volatile than the value of securities of larger, more established companies. Micro-cap company stocks also will be bought and sold less often and in smaller amounts than other stocks, making them less liquid than other securities. Because of this, if a Fund wants to sell a large quantity of a micro-cap company's stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time.


DEBT SECURITIES
As a principal strategy, the Balanced Fund and the Short-Term Bond Fund invest in debt securities. The All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund generally do not invest in debt securities. Debt purchased by each Fund will be as described in the Prospectuses. Debt securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. Each Fund may invest in high yield debt securities or "junk bonds" that are considered high risk. Special tax considerations are associated with investing in high-yield securities structures as zero coupon or "pay-in-kind" securities. A Fund will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.

The payment of principal and interest on most debt securities purchased by a fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

The ratings of Standard & Poor's, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. For a more detailed description of ratings, please see the Appendix.

U.S. GOVERNMENT OBLIGATIONS. Investment in U.S. Government obligations is a principal strategy of the Balanced Fund and the Short-Term Bond Fund. The All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund do not invest in U.S. Government obligations except for cash management purposes. The Funds may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


DIVERSIFICATION OF INVESTMENTS
As a principal strategy, each Fund may not purchase the securities of any one issuer (other than the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.


BORROWINGS
As a non-principal strategy, each Fund may borrow funds to meet redemptions, for other emergency purposes, or to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of a Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by a Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's net income will be greater than if borrowing were not used.


SECURITIES LENDING
As a non-principal strategy, the Funds may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of a Fund's total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. A Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. Any securities that a Fund may receive as collateral will not become part of a Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, a Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which a Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and a Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.


RESTRICTED AND ILLIQUID SECURITIES
As a non-principal strategy, the Funds may invest up to 15% of their net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are generally no restrictions on a Fund's ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees. The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees). If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities, which may not exceed 15% of a Fund's net assets. Investing in Rule 144A securities could have the effect of increasing the level of a Fund's illiquidity to the extent that a Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing securities. A Fund is permitted to sell restricted securities to qualified institutional buyers.


FOREIGN SECURITIES
The Balanced Fund as a principal strategy and the Short-Term Bond Fund as a non-principal strategy may invest in foreign securities. The All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Balanced Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund may also invest in securities that could be classified as foreign securities. However, the Funds will not consider securities of a company organized outside of the United States as "foreign securities" if (1) their principal trading market is in the United States; (2) the securities are denominated in U.S. dollars; and (3) the issuer/company files financial statements with the SEC or other U.S. regulatory authority. The Adviser may look at other factors such as whether the issuer/company does substantial business in the United States or with U.S. citizens or has its principal place of business in the United States.

Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments.

In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Furthermore, investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of a Fund's net assets and income may be affected by changes in exchange rates and regulations.

The internal politics of certain foreign countries may not be as stable as that of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Furthermore, the interest and dividends payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to a Fund and that may ultimately be available for distribution.

Other differences between investing in foreign companies and the U.S. include:

{circle}Information is less publicly available;
{circle}There is a lack of uniform financial accounting standards applicable to foreign companies;
{circle}Market quotations are less readily available;
{circle}There are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks;
{circle}There is generally a lower foreign securities market volume;
{circle}It is likely that foreign securities may be less liquid or more volatile;
{circle}There are generally higher foreign brokerage commissions;
{circle}There may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems; and
{circle}The mail service between countries may be unreliable.

EMERGING MARKET COUNTRIES
Although there is no current intention to do so, as a non-principal strategy, the Balanced Fund may also invest in emerging market countries or developing countries. The Short-Term Bond Fund may not invest in emerging market countries. Developing countries may impose restrictions on a Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, Funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week. Furthermore, some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a portfolio and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involve a high degree of risk.


DERIVATIVES
As a non-principal strategy, each Fund may be invested in derivative securities. The Funds may invest in a wide range of derivatives, including call and put options, futures, and forward contracts, for hedging purposes as well as direct investment. Each Fund may use derivatives to hedge large cash flows with the intent of reducing the trading costs of the Funds.

BUYING CALL AND PUT OPTIONS. Call and put options may be entered into in order to limit the risk of a substantial increase in the market price of the security that a Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost. By buying a put, a Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

WRITING (SELLING) CALL AND PUT OPTIONS. The Funds have the ability to write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as a Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. A call option written by a Fund is "covered" if such Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash and high grade debt securities in a segregated account with its custodian bank. A Fund may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of that Fund. A Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and such Fund has not entered in to a closing purchase transaction.

As a writer of an option, a Fund receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause a Fund to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to a Fund's ability to close out the option it has written.

A Fund may write exchange-traded call options on its securities. Call options may be written on portfolio securities indices, or foreign currencies. With respect to securities and foreign currencies, a Fund may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Fund will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When a Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, each Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Funds may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciated price above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Funds' ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a "closing purchase transaction" by buying an option of the same securities as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that a Fund will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit the Funds to use cash or proceeds from the investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

Funds realize profits from closing purchase transactions if the price of the transaction is less than the premium received from writing the option. Likewise, a Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security.

WRITING OVER-THE-COUNTER ("OTC") OPTIONS. The Funds have the ability to engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options. Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information obtained from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Funds will cover any OTC put and call options with some form of U.S. Government Obligation.

FUTURES CONTRACTS. The Funds have the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery or cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

A Fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the "initial margin." Thereafter, a Fund may need to make subsequent deposits, known as "variation margin," to reflect changes in the level of the stock index.

RISKS ASSOCIATED WITH OPTIONS AND FUTURES. A Fund may write covered call options and purchase and sell stock index futures contracts to hedge against declines in the market value of its portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, a Fund receives a premium but loses any opportunity to profit from an increase in the market price if the underlying securities decline, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of a particular Fund's investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Fund's investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Fund's investment securities may differ substantially from the changes anticipated by a Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than such Fund's initial investment in such a contract.

The Commodity Futures Trading Commission ("CFTC") and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on a Fund's strategies for hedging its securities.

Often, futures purchased or sold by a Fund will be traded in foreign securities. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the CFTC regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. A Fund's investments in foreign futures or foreign options transactions may not be provided the same protections as transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.


WHEN-ISSUED PURCHASES, DELAYED DELIVERY AND FORWARD COMMITMENTS
As discussed in the Prospectuses, the Funds may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. When any Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place. In addition, when a Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day that Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.


SHORT SALES
As a non-principal strategy, although not currently part of any of the Fund's investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities. A Fund must borrow the security to deliver it to the buyer. A Fund is then obligated to replace the security borrowed at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay the lender any dividends or interest which accrue on the security during the loan period. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out. The Adviser anticipates that the frequency of short sales will vary substantially under different market conditions and each Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

In addition to the short sales discussed above, each Fund also has the ability to make short sales "against the box," a transaction in which a Fund enters into a short sale of a security owned by such Fund. A broker holds the proceeds of the short sale until the settlement date, at which time a Fund delivers the security to close the short position. A Fund receives the net proceeds from the short sale.

When the Fund's portfolio manager anticipates that the price of a security will decline, the portfolio manager may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Use of short sales by the Fund may have the effect of providing the Fund with investment leverage.


MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
As a principal strategy for the Balanced Fund and the Short-Term Bond Fund, the Funds may invest in residential and commercial mortgage-backed as well as other asset-backed securities (collectively called "asset-backed securities"). These securities are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments. The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be a function of current market rates and current conditions in the relevant housing and commercial markets. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities. In calculating the average-weighted maturity of each Fund, the maturity of asset-backed securities will be based on estimates of average life. There can be no assurance that these estimates will be accurate.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Mortgage-backed securities such as collateralized mortgage obligations ("CMOs") may also be purchased. There are several types of mortgage-backed securities which provide the holder with a pro rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes and their relative payment rights may be structured in many ways. In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes. Investments in CMO certificates can expose a Fund to greater volatility and interest rate risk than other types of mortgage-backed obligations. Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e. loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. Moreover, asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e. credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor, which may be difficult or impracticable in some cases.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing, or liquidating such securities.

In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-

income securities.

Non-mortgage asset-backed securities do not have the benefit of the same security in the collateral as mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Most issuers of automobile receivables permit the service to retain possession of the underlying obligations. If the service were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.


WARRANTS
As a non-principal strategy, the Funds have the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that a fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.


STRIPPED SECURITIES
As a non-principal strategy, a Fund may have the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations. These participations are issued at a discount to their "face value," and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.


REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS
As a non-principal strategy, the Funds may have a portion of their net assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its net assets, a Fund may enter into repurchase agreements. Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to a Fund's custodian securities with an initial market value of at least 100% of the dollar amount invested by a Fund in each repurchase agreement. The Adviser will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a Fund's ability to sell the underlying securities. A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e. banks or broker-dealers that the Adviser has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. A Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund's obligation under the agreement, including accrued interest, in a segregated account with the Fund's custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily.

The use of repurchase agreements by a Fund involves certain risks. For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.


TEMPORARY INVESTMENTS
When the Adviser believes market or economic conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund's net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents, or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the Funds, or the U.S. economy. Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market fund shares, and other money market equivalents. The Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.


FUNDAMENTAL INVESTMENT LIMITATIONS
Unless otherwise noted, each of the Funds has adopted and is subject to identical fundamental investment limitations. The following restrictions may only be changed if the change is approved by holders of a majority of a Fund's outstanding voting securities. As used in this SAI, "a majority of a Fund's outstanding voting securities" means (i) more than 50% of the Fund's outstanding voting shares or (ii) 67% or more of the Fund's voting shares present at a shareholder meeting if more than 50% of the Fund's outstanding voting shares are represented at the meeting in person or by proxy, whichever is less.

Each Fund may not:

1. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests therein, except that a Fund may purchase securities issued by issuers, including real estate investment trusts, which invest in real estate or interests therein.

2. Make loans if, as a result, more than 33 1/3% of any Fund's total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities
   (iv) loan money to other Funds within the Trust in accordance with the terms of any applicable rule or regulation that may permit such practice (inter-fund lending is currently prohibited under the 1940 Act) or an exemptive order (granted directly to Fund) removing the current prohibitions that exist under the 1940 Act.

3. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

4. Issue senior securities, except that this restriction shall not be deemed to prohibit the Funds from (i) making any permitted borrowings, loans, mortgages, or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or
   (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretation thereof.

5. Borrow money in an amount exceeding 33 1/3% of the value of each Fund's total assets, provided that each Fund may borrow money from other funds within the Trust in accordance with the terms of any applicable rule or regulation that may permit such practice (inter-fund borrowing is currently prohibited under the 1940 Act) or exemptive order (granted directly to Fund) removing the current prohibitions that exist under the 1940 Act.

6. Concentrate its investments in any one industry or sector if, as a result, 25% or more of a Fund's assets will be invested in such industry or sector. This restriction, however, does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities.

7. Invest in other investment companies except as permitted by the 1940 Act, as amended.

The Trust has made an election under Rule 18(f)(1) of the 1940 Act to pay in cash all redemptions by shareholders of record, limited in amount with respect to each shareholder during any 90 day period to the lesser of (i) $250,000 or
(ii) the net asset value of the Fund at the beginning of such period.



PORTFOLIO HOLDINGS INFORMATION

Information concerning a Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of a Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. The Adviser may post summary portfolio composition information, which may include identification on a Fund's to ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector, on its website. If such summary portfolio information is posted, the information will be posted 15 days (or the next business day) after month-end and remain in place until replaced by the information for the succeeding month.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of a Fund, or select the name of a Fund from the menus on the "Products" section, and from the Funds' page click on the "Portfolio Holdings" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Funds' annual and semiannual reports, which contain complete listings of a Fund's portfolio holdings as of the end of a Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of a Fund's portfolio holdings as of the end of the Funds' first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of a Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

MANAGEMENT OF THE FUNDS

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Trust. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 8 portfolios. Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Trust and serves for an indefinite term.

[To be filed by Amendment]


INTERESTED TRUSTEES BACKGROUND AND COMPENSATION




NAME
BIRTH DATE
ADDRESS                                                                                                   AGGREGATE            TOTAL
POSITIONS HELD                                                                                         COMPENSATION     COMPENSATION
WITH TRUST         PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                           FROM FUND        TRUST AND
DATE SERVICE       OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                   (PAST FISCAL         MDT FUND
BEGAN                                                                                                          YEAR          COMPLEX
                                                                                                                               (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
R. SCHORR          PRINCIPAL OCCUPATIONS: President & Chief Executive Officer, MDT Advisers, a                    $             $
BERMAN*            division of Federated MDTA LLC and its predecessors, MDT Advisers, Inc., an
Birth Date:        investment adviser (1987 - present).
August 22,
1948               OTHER DIRECTORSHIPS/TRUSTEESHIPS HELD: MDTA LLC; Keurig Premium Coffee System,
125                a signal/cup coffee brewing system (2001-present); and Intranets.com, an
CambridgePark      intranet software company.
Drive
Cambridge, MA
02140
TRUSTEE AND
PRESIDENT
Began serving:
August 2002

*Mr. Berman is considered an "interested person" as defined in the 1940 Act because of his affiliation as President and CEO of the Adviser.


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION





NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS         PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                           FROM FUNDS       FROM TRUST
HELD WITH         OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                    (PAST FISCAL              AND
TRUST                                                                                                         YEAR)         MDT FUND
DATE SERVICE                                                                                                                 COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
ALBERT H.         PRINCIPAL OCCUPATIONS: Retired.                                                                 $                $
ELFNER, III
Birth Date:       OTHER DIRECTORSHIPS/TRUSTEESHIPS HELD: Unitil Corp.investor owned utility (1998-
October 6,        present); and NGM Insurance.
1944
53 Chestnut       PREVIOUS POSITIONS: Chairman/CEO, Keystone Investment, an investment company
Street            (1992-1996); and Chairman, Evergreen Investment Management, an investment
Boston, MA        management company 1996-1999).
02114
TRUSTEE AND
BOARD
CHAIRMAN
Began
serving:
August 2002
R. JOHN           PRINCIPAL OCCUPATIONS: Chief Executive Officer, Fletcher Spaght, Inc., a                        $                $
FLETCHER          management consulting and venture capital company.
Birth Date:
February 8,       OTHER DIRECTORSHIPS/TRUSTEESHIPS HELD: NMT Medical, Inc., a medical Technology
1946              company; Spectranetics, a medical Technology company, Axcelis Technologies,
222 Berkeley      Inc., a Semiconductor Processing Equipment manufacturer; Panacos
Street            Pharmaceuticals, Inc., a Pharmaceutical company; and AutoImmune, Inc., a
Boston, MA        Biopharmaceutical company.
02116
TRUSTEE
Began
serving:
September
2005
C. RODERICK       PRINCIPAL OCCUPATIONS: Chairman, O'Neil Associates, an investment consultant                    $                $
O'NEIL            (1984-present).
Birth Date:
January 26,       OTHER DIRECTORSHIPS/TRUSTEESHIPS HELD: CIIT, a money market fund (1996-present).
1931
O'Neil
Associates
P.O. Box 405
South
Glastonbury,
CT
06073-0405
TRUSTEE
Began
serving:
August 2002
HARLAND A.        PRINCIPAL OCCUPATIONS: Retired.                                                                 $                $
RIKER, JR.
Birth Date:       OTHER DIRECTORSHIPS/TRUSTEESHIPS HELD: Interstate Resource, a paper/packaging
The Chalet        company; Chairman of Advisory Board, Palamon Capital Partners, a UK-based
305               private equity firm investing in Europe; and Provident Art Trust Foundation.
127 Peruvian
Ave.
Palm Beach,
FL 33480
TRUSTEE
Began
serving:
August 2002

OFFICERS**



NAME
BIRTH DATE
ADDRESS
POSITIONS HELD
WITH TRUST     PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
DATE SERVICE
BEGAN
JOHN C. DUANE    PRINCIPAL OCCUPATIONS: Controller, MDT Advisers, a division of Federated MDTA LLC and its predecessors, MDT
Birth Date:      Advisers, Inc., an investment adviser (1999-present).
May 21, 1954
125              PREVIOUS POSITIONS: Controller, Bank Boston, N.A., investment banking company (1995-1999).
CambridgePark
Drive
Cambridge, MA
02140
TREASURER AND
CHIEF
COMPLIANCE
OFFICER
Began serving:
August 2002
JOHN F.         PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee
SHERMAN         of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated
Birth Date:     Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment
August 28,      Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.
1967            (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated
125             Services Company.
CambridgePark
Drive           PREVIOUS POSITIONS: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Cambridge, MA   Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
02140
SECRETARY
Began serving:
August 2002

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

BOARD COMMITTEES
[To be filed by Amendment]



The Board of Trustees has three standing committees as described below:

AUDIT COMMITTEE. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust and meets at least once annually. The Audit Committee met ____ during the fiscal year ended July 31, 2006. The Audit Committee is comprised of all of the Independent Trustees as follows: Mr. Elfner, Mr. De Valpine, Mr. Fletcher,

Mr. O'Neil and Mr. Riker.

FUND GOVERNANCE COMMITTEE. The Fund Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Fund Governance Committee met ___ during the fiscal year ended July 31, 2006. The Fund Governance Committee is comprised of all of the Independent Trustees as follows: Mr. Elfner, Mr. De Valpine, Mr. Fletcher, Mr. O'Neil and Mr. Riker. There are no policies in place regarding nominees recommended by shareholders.

VALUATION COMMITTEE. The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board. The Valuation Committee meets as necessary when a price is not readily available. The Valuation Committee met____ during the fiscal year ended July 31, 2006. Mr. Berman (an interested trustee) and Mr. Duane (the treasurer) comprise the Valuation Committee.


COMPENSATION
For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $1,000 per year and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The following table shows the compensation earned by each Trustee for the Trust's fiscal year ended July 31, 2006:

INDEPENDENT TRUSTEES
[To be filed by Amendment]



 NAME OF PERSON/POSITION PENSION OR   ESTIMATED
                         RETIREMENT   ANNUAL BENEFITS
                         BENEFITS     UPON
                         ACCRUED AS   RETIREMENT
                         PART OF FUND
                         EXPENSES
------------------------------------------------------
 Albert H. Elfner, III
 Jean E. de Valpine
 C. Roderick O'Neil
 Harland A. Riker

BOARD INTEREST IN THE FUNDS
[To be filed by Amendment]



As of December 31, 2006, the Trustees beneficially owned the following amounts in the Funds.

KEY

 A.  $1-$10,000
 B.  $10,001-$50,000
 C.  $50,001-$100,000
 D.  Over $100,000

DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED(1)

INDEPENDENT TRUSTEES

NAME OF   ALL CAP   BALANCED SHORT-TERM AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED IN ALL REGISTERED INVESTMENT
TRUSTEE   CORE FUND GROWTH   BOND FUND  COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
Albert H.
Elfner,
III
Jean E.
de
Valpine
C.
Roderick
O'Neil
Harland
Riker

INTERESTED TRUSTEES

NAME OF ALL CAP   BALANCED SHORT-TERM AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED IN ALL REGISTERED INVESTMENT
TRUSTEE CORE FUND GROWTH   BOND FUND  COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
R.
Schorr
Berman

(1)Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.






CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP
[To be filed by Amendment]



Control persons are persons deemed to control a Fund because they own beneficially over 25% of its outstanding securities. Control persons could affect the outcome of proxy voting or the direction of management of a Fund. Principal holders are persons that own beneficially 5% or more of a Fund's outstanding shares.

As of _____, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: _____



Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

[Insert name of 25% owner] is organized in the state of [insert state name] and is a subsidiary of [insert name]; organized in the state of [insert state name].




INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a majority owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 1.50% for Class A Shares, 2.25% for Class C Shares and 1.25% for Institutional Shares of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses. This contractual obligation will expire in November 2008.

In addition to the services provided by the Adviser pursuant to the Agreements, the Adviser may, from time to time, provide the Funds with office space for managing their affairs, with the services of required personnel, and with certain clerical services and facilities. These services are provided without reimbursement by the Funds for any costs incurred.

The Adviser has also entered into an Expense Waiver and Reimbursement contract in which it has agreed to keep each of the Fund's expenses to a certain minimum (as described in the Fee Tables for the Funds). Under the Expense Waiver and Reimbursement contract, the Adviser may recapture waived or reimbursed expenses for a three-year period under specified conditions. This contract is in effect for one year and expires on November 30, 2006 for the All Cap Core Fund, the Balanced Fund and the Short-Term Bond Fund, and is in effect for two years and expires on August 31, 2007 for the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund.

On ___, 2006, the Board of Trustees performed its annual review of the Agreement for the All Cap Core Fund, the Balanced Fund and the Short-Term Bond Fund. Both in respect of the _____,2006 meeting and in approving the Advisory Agreement on behalf of the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund at a meeting of the Board of Trustees on ___,2006, the Board of Trustees, including the Independent Trustees, took into consideration information provided at the relevant meeting, as well as a wide variety of materials relating to the services provided by the Adviser, including reports on each Fund's investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by Adviser to the Fund (or expected to be provided, in the case of the new Funds). In addition, the Board reviewed information regarding, as applicable, each Fund's investment results, advisory fee and expense comparisons, financial and profitability information regarding the Adviser, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to each Fund.

In deciding to renew or initially approve, as the case may be, the Agreements, the Board of Trustees did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

1. Nature, Extent and Quality of Services

The Adviser, its personnel and its resources. The Board considered the depth and quality of the Adviser's investment management process, including its sophisticated quantitative methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization (and its ultimate parent); and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Trustees considered the Adviser's commitment to investing in information technology supporting investment management and compliance. They further considered the Adviser's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

OTHER SERVICES. The Board considered the Adviser's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with each Fund.

The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited and will continue to benefit each Fund and its shareholders.

2. Investment Performance

With respect to the existing Funds, the Board considered each Fund's unique, balanced pursuit of its investment objectives and the investment results of each Fund in light of its objectives. The Trustees compared each Fund's total returns with various independent mutual fund indices. The Board reviewed the investment results of the All Cap Core Fund for the one-year and since inception period ended July 31, 2004 relative to multiple stock market indices and a group of peer funds. They noted that the Fund had outperformed all of the relevant benchmarks during the previous year and only marginally underperformed the indices for the period from the Fund's inception through July 31, 2005. The Trustees reviewed the performance of the Balanced Fund and noted that the Fund had significantly outperformed equity indices during the year ended July 31, 2004 and only marginally underperformed those equity indices for the period from the Fund's inception through July 31, 2004 despite a 25-35% allocation to fixed income securities. The Board also noted that the Fund had outperformed its Lipper peers during the periods. The Trustees reviewed the performance of the Short-Term Bond Fund and noted that the Fund had underperformed its relevant benchmarks during the one-year period and the period from the Fund's inception through July 31, 2004. However, the Trustees noted and discussed the Fund's conservative posturing relative to the peers and indices during a time where the Adviser believed that the risk-reward profile with respect to interest rates was not in favor of the Fund. The Trustees noted that this posturing was communicated to them and discussed on a quarterly basis as the Board reviewed the performance of each Fund.

In addition, the Board also reviewed information prepared by the Adviser suggesting that each Fund's returns over these same periods were achieved for materially less risk (measured by reference to volatility).

Finally, with respect to the All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund, the Trustees reviewed long-term performance of each strategy and noted the superior performance. The Board ultimately concluded that the Adviser's performance record in managing each existing Fund indicates that its continued management will benefit the Fund and its shareholders.

3. Advisory Fees and Total Expenses

The Board reviewed the advisory fees and total expenses of each Fund and compared such amounts with the average fee and expense levels of other funds in the applicable Lipper indices. The Board observed that the advisory fees of the All Cap Core Fund and Balanced Fund were slightly above the median of other mutual funds with similar investment objectives and size according to reports prepared by the Fund's administrator based on data from Lipper. However, the Trustees noted that the total expense ratios for each of the Funds were below the median of the same peer group. With respect to the Short Term Bond Fund, the Board observed that the advisory fee charged approximately equal to the median of the Lipper peer group of funds with similar size and investment objective, while the total expense ratio was again lower than that of the peer group. The Board noted that, to date, the Adviser has waived significant fees with respect to the All Cap Core Fund, had deferred significant fees for the Balanced Fund and Short-Term Bond Fund while those Funds accumulated assets and would likely waive significant fees for the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund initially. The Board concluded that the level of the fees charged by the Adviser was appropriate and benefited each Fund and its shareholders. The Board also reviewed information regarding the advisory fees paid by institutional clients of the Adviser with similar investment mandates. The Trustees concluded that although the fees paid by those clients generally were lower than those paid by the Funds, the differences appropriately reflected the Adviser's significantly greater responsibilities with respect to the Funds, and the more comprehensive regulatory regime applicable to mutual funds.

4. Adviser, Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding the Adviser's costs of providing services to the Funds, as well as the resulting level of profits to the Adviser, noting that those results were comparable to the reported results of several investment management companies. The Board also received information regarding the structure and manner in which the Adviser's investment professionals were compensated and the Adviser's view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered the Adviser's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Trustees noted that at their present asset size breakpoints in each Fund's advisory fee structure were not practicable, but that economies of scale in the cost of operations, to the extent they exist, effectively were being shared given the Adviser's waivers of fees in respect of several of the Funds. The Board concluded that each fund's cost structure was reasonable.

5. Ancillary Benefits

The Board considered a variety of other benefits received by the Adviser, including possible ancillary benefits to its institutional management business. The Board reviewed the Adviser's portfolio trading practices, noting that the Adviser receives the benefit or research provided by broker-dealers executing portfolio transactions on behalf of a Fund, and other soft dollar research benefits.

6. Conclusions

Based on its review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements are fair and reasonable to each Fund and its shareholders, that each Fund's shareholders received, or will receive, as the case may be, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal or initial approval, as the case may be, of the Agreement was in the best interests of each Fund and its shareholders.

Each Fund is actively managed and has no restrictions upon portfolio turnover. Each Fund's rate of portfolio turnover may be greater than that of many other mutual funds. A 100% annual portfolio turnover would be achieved if each security in a Fund's portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year. Trading also may result in realization of capital gains that would not otherwise be realized, and shareholders are taxed on such gains when distributed from that Fund, whether reinvested or otherwise.

The table below shows the amount of advisory fees paid by the Funds and the amount of fees waived and/or absorbed by the Adviser from commencement of operations through the fiscal year ended July 31, 2006.



[To be filed by Amendment]

 ALL CAP CORE FUND               ADVISORY FEE ADVISORY FEE PAID
                                 ACCRUED      AFTER WAIVERS
----------------------------------------------------------------
 10/1/02-7/31/03
 Fiscal Year Ended July 31, 2005
 Fiscal Year Ended July 31, 2006
 BALANCED FUND                   ADVISORY FEE ADVISORY FEE PAID
                                 ACCRUED      AFTER WAIVERS
----------------------------------------------------------------
 10/1/02-7/31/03
 Fiscal Year Ended July 31, 2005
 Fiscal Year Ended July 31, 2006
 SHORT-TERM BOND FUND            ADVISORY FEE ADVISORY FEE PAID
                                 ACCRUED      AFTER WAIVERS
----------------------------------------------------------------
 10/1/02-7/31/03
 Fiscal Year Ended July 31, 2005
 Fiscal Year Ended July 31, 2006
----------------------------------------------------------------
|TAX AWARE/ALL CAP CORE FUND    |ADVISORY FEE|ADVISORY FEE PAID|
|                               |ACCRUED     |AFTER WAIVERS    |
----------------------------------------------------------------
|                               |            |                 |
----------------------------------------------------------------
|Fiscal Year Ended July 31, 2005|            |                 |
----------------------------------------------------------------
|Fiscal Year Ended July 31, 2006|            |                 |
----------------------------------------------------------------
|LARGE CAP GROWTH FUND          |ADVISORY FEE|ADVISORY FEE PAID|
|                               |ACCRUED     |AFTER WAIVERS    |
----------------------------------------------------------------
|                               |            |                 |
----------------------------------------------------------------
|Fiscal Year Ended July 31, 2005|            |                 |
----------------------------------------------------------------
|Fiscal Year Ended July 31, 2006|            |                 |
----------------------------------------------------------------
|MID CAP GROWTH FUND            |ADVISORY FEE|ADVISORY FEE PAID|
|                               |ACCRUED     |AFTER WAIVERS    |
----------------------------------------------------------------
|                               |            |                 |
----------------------------------------------------------------
|Fiscal Year Ended July 31, 2005|            |                 |
----------------------------------------------------------------
|Fiscal Year Ended July 31, 2006|            |                 |
----------------------------------------------------------------
|SMALL CAP CORE FUND            |ADVISORY FEE|ADVISORY FEE PAID|
|                               |ACCRUED     |AFTER WAIVERS    |
----------------------------------------------------------------
|                               |            |                 |
----------------------------------------------------------------
|Fiscal Year Ended July 31, 2005|            |                 |
----------------------------------------------------------------
|Fiscal Year Ended July 31, 2006|            |                 |
----------------------------------------------------------------
|SMALL CAP GROWTH FUND          |ADVISORY FEE|ADVISORY FEE PAID|
|                               |ACCRUED     |AFTER WAIVERS    |
----------------------------------------------------------------
|                               |            |                 |
----------------------------------------------------------------
|Fiscal Year Ended July 31, 2005|            |                 |
----------------------------------------------------------------
|Fiscal Year Ended July 31, 2006|            |                 |
----------------------------------------------------------------
|SMALL CAP VALUE FUND           |ADVISORY FEE|ADVISORY FEE PAID|
|                               |ACCRUED     |AFTER WAIVERS    |
----------------------------------------------------------------
|                               |            |                 |
----------------------------------------------------------------
|Fiscal Year Ended July 31, 2005|            |                 |
----------------------------------------------------------------
|Fiscal Year Ended July 31, 2006|            |                 |
----------------------------------------------------------------
*The Advisory Fee that the Adviser received for managing the Fund exceeded the contractual advisory fee because the Adviser was able to recover expenses that it had waived during the organization of the Fund or in the previous fiscal year.


PORTFOLIO MANAGERS
Dr. David M. Goldsmith and Mr. John Sherman are the Portfolio Managers for the Funds. The All Cap Core Fund, the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund and the Small Cap Value Fund are managed by Dr. Goldsmith. The Balanced Fund is managed by Dr. Goldsmith and John Sherman. The Short-Term Bond Fund is managed by Mr. Sherman.

DR. DAVID M GOLDSMITH
The following information about the Fund's portfolio manager is provided as of July 14, 2006.

Other Accounts Managed           Total Number of Other Accounts Managed / Total Assets
Registered Investment Companies  7 funds / $86.86 million
Other Pooled Investment Vehicles 0
Other Accounts                   0

Dollar value range of shares owned in the Fund:  $50,001-$100,000
Dr. David Goldsmith is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on investment performance, which is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's designated benchmark (i.e., Russell 3000 Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Dr. Goldsmith is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Although the performance of each account is considered in calculating the annual incentive amount, their relative weightings differ. The performance of the Fund represents a significant portion of the calculation. The remaining accounts are divided into two groups, with each account within a group receiving equal weighting. As a separate matter, pursuant to the terms of a business acquisition agreement, Dr. Goldsmith may receive additional consideration based on the achievement of specified revenue targets.
As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


DISTRIBUTION AND SHAREHOLDER SERVICING


DISTRIBUTION PLAN
Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-

efforts basis.

Class A and Class C of the Funds (each a "Class") have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act approved by the Board of Trustees on May 18, 2005. The Plan authorizes payments by the Class A shares at an annual rate of 0.35% of the average daily net asset value of the Class A shares of the Funds, except for the All Cap Core Fund, which will have distribution fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Class A shares of the Fund, and payments by the Class C shares at an annual rate of 1.00% of the average daily net asset value of the Class C shares of the Funds. Payments may be made by each Class under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the applicable Class, as determined by the Board. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the applicable Class may finance without the Plan, the Class may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are based upon a percentage of average daily net assets attributable to Class A or Class C regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan increases Class A and Class C expenses from what they would otherwise be.

Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.


INTERESTS OF CERTAIN PERSONS
With the exception of the Adviser, in its capacity as the Fund's investment adviser, no "interested person" of the Fund, as defined in the 1940 Act, and no trustee of the Trust who is not an "interested person" has or had a direct or indirect financial interest in the Plan or any related agreement.


ANTICIPATED BENEFITS TO THE FUND
The Board considered various factors in connection with its decision to approve the Plan, including: (a) the nature and causes of the circumstances which make implementation of the Plan necessary and appropriate; (b) the way in which the Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the merits of possible alternative plans or pricing structures; (e) the relationship of the Plan to other distribution efforts of the Fund; and (f) the possible benefits of the Plan to any person relative to those of the Fund.

Based upon its review of the foregoing factors and the material presented to it, and in light of its fiduciary activities under relevant state law and the 1940 Act, the Board determined, in the exercise of its business judgment, that the Plan was reasonably likely to benefit the Class A and Class C (the "Classes") and their shareholders in at least one of several potential ways. Specifically, the Board concluded that the Distributor and any person entering into related agreements with the Distributor under the Plan would have little or no incentive to incur promotional expenses on behalf of the Classes if the Plan were not in place to reimburse them, thus making the adoption of the Plan important to the initial success and thereafter, continued viability of the Classes. In addition, the Board determined that the payment of distribution fees to these persons should motivate them to provide an enhanced level of service to the Classes' shareholders, which would, of course, benefit such shareholders. Finally, the adoption of the Plan would help to increase assets under management in a short amount of time, given the marketing efforts on the part of the Distributor and the other recipients of 12b-1 payments under the Plan to sell the Classes' shares, which should result in certain economies of scale.

While there is no assurance that the expenditure of the Classes' assets to finance distribution of the Classes' shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and since the Board will be in a position to monitor the distribution expenses of the Classes, it will be able to determine the benefit of such expenditures in deciding whether to continue the Plan.

 [To be filed by Amendment]

 EXPENSES                        12B-1 EXPENSES PAID
-----------------------------------------------------
 Advertising/Marketing
 Printing/Postage
 Payment to distributor
 Payment to dealers
 Compensation to sales personnel
 Other
 Total

SERVICE PROVIDERS
The Trust entered into a series of agreements whereby certain parties will provide various services to the Funds.

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank. The Custodian's address is: P.O. Box 8600, Boston, MA 02266-8600.

State Street Bank and Trust Company, the Funds' registered transfer agent, maintains all necessary shareholder records. The Transfer Agent's address is:
P.O. Box 8600, Boston, MA 02266-8600.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust dated September 1, 2005, USBFS performed certain administrative, accounting and tax reporting functions for the Funds, including the preparing and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Funds' expense accruals and performing securities valuations and, from time to time, monitoring the Funds' compliance with their investment objectives and restrictions. For the fiscal periods ended July 31, 2006, July 31, 2005 and July 31, 2004, the following amounts were paid to USBFS for administrative services:

[To be filed by Amendment]



                                          ADMINISTRATION FEE PAID
                               ----------------------------------------------
 FUND:                          FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                JULY 31, 2006 JULY 31, 2005 JULY 31, 2004(1)
-----------------------------------------------------------------------------
 All Cap Core Fund
 Balanced Fund
 Short-Term Bond Fund
 Tax Aware/All Cap Core     (2)
 Large Cap Growth(2)
 Mid Cap Growth    (2)
 Small Cap Core(2)
 Small Cap Growth  (2)
 Small  Cap Value (2)
(1)The inception date of the Funds is October 1, 2002.

(2) The inception date of the Funds is September 15, 2005.

As of the close of business on July 14, 2006, Federated Administrative Services
(FAS), a subsidiary of Federated, became the Administrator for the Funds and will begin providing administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the Funds:

                            AVERAGE AGGREGATE DAILY
 MAXIMUM ADMINISTRATIVE FEE NET ASSETS OF THE FEDERATED FUNDS
--------------------------------------------------------------
 0.150 of 1%                on the first $5 billion
 0.125 of 1%                on the next $5 billion
 0.100 of 1%                on the next $10 billion
 0.075 of 1%                on assets over $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While National Association of Securities Dealers (NASD) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other Federated or MDT funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or MDT or Federated funds and any services provided.

The following examples illustrate the types of instances in which the Distributor may make additional payments to financial intermediaries.



SUPPLEMENTAL PAYMENTS

The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the MDT or Federated funds. These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.


PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell MDT or Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.


RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell MDT or Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.


OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.



CODE OF ETHICS

The Trust, the Adviser and the Distributor have adopted Codes of Ethics that govern the conduct of employees of the Trust, the Adviser and the Distributor who may have access to information about the Funds' securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Funds' shareholders and must place the interests of shareholders ahead of their own interests. These Codes permit, subject to certain conditions, personnel of these entities to invest in securities that may be purchased or held by the Fund." Among other things, the Codes require pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by a Fund or other Advisory clients; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.



PROXY VOTING PROCEDURES

The Adviser provides a voice on behalf of shareholders of the Funds. The Adviser views the proxy voting process as an integral part of the relationship with the Funds. The Adviser is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly. Therefore, the Funds delegate their authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees. The Funds' proxy voting policies are summarized below.


POLICIES OF THE FUND'S INVESTMENT ADVISER
It is the Adviser's policy to vote all proxies received by the Funds in a timely manner. Upon receipt of each proxy, the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy. The Adviser generally supports policies, plans and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Adviser generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

The Adviser's proxy voting procedures adhere to the following broad principles:

{circle}Voting rights have economic value and must be treated accordingly. This means fiduciaries (the Adviser) have a duty to vote proxies in those cases where fiduciary responsibility has been delegated.
{circle}Proxy voting matters are conducted in the best interests of the client, and any material conflicts are resolved in accordance with the client's best interests.
{circle}The Adviser generally expects to vote its proxies in favor of the position recommended by management and the board of directors of a portfolio company, so long as the position of company management would not adversely affect the value of the investment and in the best interest of the Adviser's clients.
{circle}Each vote is cast on an individual, case-by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote. {circle}Proxy voting procedures are developed by the Adviser in accordance with the nature of the Adviser's advisory business, with particular attention paid to the types of client portfolios managed, and any specific policies adopted by the Adviser's clients.
{circle}Fiduciaries must maintain documented voting policies or guidelines to govern proxy voting decisions, and maintain records of proxy voting.

The Board of Trustees of the Funds has approved the Adviser's proxy voting policies and procedures. The Board of Trustees will monitor the implementation of these policies to ensure that the Adviser's voting decisions:

{circle}Are consistent with the Adviser's fiduciary duty to the Funds and their shareholders;
{circle}Seek to maximize shareholder return and the value of Fund investments; {circle}Promote sound corporate governance; and
{circle}Are consistent with the Funds' investment objective and policies.

CONFLICTS OF INTEREST
The Adviser's duty is to vote in the best interests of the Fund's shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Adviser and the interests of the Fund, the Adviser will take one of the following steps to resolve the conflict:

1. Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on the part of the Adviser;

2. Disclose the conflict to the Independent Trustees of the Fund and obtain their direction on how to vote the proxy; or

3. Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

In the event of a conflict between the interests of the Adviser and the Funds, the Adviser's policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction to vote the proxies. The Board has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case shall be determined by a majority of the Independent Trustees.


MORE INFORMATION
A report on "Form N-PX" of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com; select "Products;" select the Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.



VALUATION OF SHARES

You can purchase, redeem or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When a Fund receives your transaction request in proper form (as described in the prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

When a Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of that Fund's assets may change on days you cannot purchase or redeem Shares.

NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds' current NAV and public offering price may be found in the mutual funds section of certain local newspapers.

The Funds generally value equity securities according to the last sale price reported by the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Funds generally value fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the bid price currently offered to institutional investors for the securities.

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Funds' Board. The Funds may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating each Fund's NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate its NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.



PURCHASE AND REDEMPTION OF SHARES

The Funds' NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


EXCHANGING SECURITIES FOR SHARES
You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


FEE WHEN YOU REDEEM OR EXCHANGE
For 10 days (MDT Short-Term Bond Fund only) following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee.

For 30 days (MDT All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT Balanced Fund only) following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee.

For 180 days (MDT Tax Aware/All Cap Core Fund only) following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee.

This 2.00% fee, referred to in the prospectus and SAI as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Funds, to offset transaction and other Fund expenses caused by short-term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that a Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended, including redemptions made as part of an overall strategy to buy and sell Shares in response to incremental changes in a Fund's NAV. The redemption/exchange fee will be paid to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Funds reserve the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, Shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

The Funds' goal is to collect the redemption/exchange fee on all Shares that are redeemed or exchanged within 10 days (MDT Short-Term Bond Fund only), 30 days (MDT All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund and MDT Balanced Fund only), or 180 days (MDT

Tax Aware/All Cap Core Fund only) of purchase. However, a Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Funds specifically anticipates that they may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including omnibus accounts of banks, broker-dealers and trust companies.

Participant directed transactions involving Shares held in retirement plans established under Sections 401(a) or 401(k) of the Internal Revenue Code (the "Code"), custodial plan accounts established under Section 403(b)(7) of the Code, or deferred compensation plans established under Section 457 of the Code ("Retirement Plans") will be subject to the redemption/exchange fee. The following is a list of specific examples of non-participant directed Retirement Plan transactions that will not be subject to the redemption/exchange fee:

{circle}Distributions from a Retirement Plan due to death, disability, health or financial hardship;
{circle}Distributions from a Retirement Plan made in connection with the termination of employment;
{circle}Distributions from a Retirement Plan required by the Code, such as the distribution that must be made when the plan participant reaches age 70 1/2 (and any subsequent, related distributions for years thereafter);
{circle}Distributions from a Retirement Plan made in connection with a qualified participant loan;
{circle}Redemptions from a Retirement Plan made in connection with the regularly scheduled automatic rebalancing of assets in a Retirement Plan (i.e., automatic rebalancing according to predetermined allocation levels); and
{circle}Redemptions from or exchanges within a Retirement Plan made as a result of plan level directed events, such as changes to plan investment options.

Additionally, the redemption/exchange fee will not apply to Shares held in plans administered as college savings programs under Section 529 of the Code.

Finally, Shares acquired by reinvestment of dividends or distributions of a Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee.


SUBACCOUNTING SERVICES
Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND
Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any

90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Funds determine their NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.



PORTFOLIO TRANSACTIONS

Assets of a Fund are invested by the Adviser in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of a Fund.

In connection with its duties to arrange for the purchase and sale of portfolio securities, the Adviser will select such broker-dealers who will, in the Adviser's judgment, implement each Fund's policy to achieve best execution at the best available price.

When allocating transactions to broker-dealers, the Adviser is authorized to consider, in determining whether a particular broker-dealer will provide best execution, the broker-dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Adviser is authorized in making such allocation, to consider whether a broker-dealer has provided research services, as further discussed below. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparison of the performance of the Funds to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services. The Funds recognize that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to a Fund or other accounts of the Adviser, and that such research received by such other accounts may or may not be useful to the Funds.

The Adviser will cause the Funds to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that a better price or execution may be obtained by paying such commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

Under the 1940 Act, the Funds may not purchase portfolio securities from any underwriting syndicate of which the Distributor as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder. These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of a Fund's assets that may be invested in a particular issue. The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Funds' Board of Trustees, including a majority of the Funds' Board of Trustees who are not interested persons of the Trust as defined by the 1940 Act.

The Trust may also enter into arrangements, commonly referred to as "brokerage/service arrangements" with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion a Fund's custodian, administrative or transfer agency fees, etc., and, in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker. The Adviser, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for a Fund, another portfolio series of the Trust or other private accounts managed by the Adviser. If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts. The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

The Board of Trustees will review quarterly the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each of the Funds. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by a Fund are reasonable in relation to the benefits received by a Fund taking into account the competitive practices in the industry.

The brokerage commissions paid by the Funds for the following fiscal periods ended July 31 were:

[To be filed by Amendment]



                                TOTAL BROKERAGE FEE PAID
                               --------------------------
 FUND                           2006     2005    2004
---------------------------------------------------------
 All Cap Core Fund
 Balanced Fund
 Short-Term Bond Fund
 Tax Aware/All Cap Core     (1)
 Large Cap Growth   (1)
 Mid Cap Growth      (1)
 Small Cap Core  (1)
 Small Cap Growth    (1)
 Small  Cap Value   (1)P
(1) The inception date of the Funds is September 15, 2005.








For the fiscal period ended July 31, 2006, the All Cap Core Fund acquired securities in its regular broker-dealers as follows:

[To be filed by Amendment]



For the fiscal period ended July 31, 2006, the Balanced Fund acquired securities in its regular broker-dealers as follows:

[To be filed by Amendment]




For the fiscal period ended July 31, 2006, the Short-Term Bond Fund acquired securities in its regular broker-dealers as follows:


[To be filed by Amendment]





For the fiscal period ended July 31, 2006, the Tax/Aware/All Cap Core Fund acquired securities in its regular broker-dealers as follows:


[To be filed by Amendment]


For the fiscal period ended July 31, 2006, the Large Cap Growth Fund acquired securities in its regular broker-dealers as follows:


[To be filed by Amendment]


For the fiscal period ended July 31, 2006, the Mid Cap Growth Fund acquired securities in its regular broker-dealers as follows:


[To be filed by Amendment]


For the fiscal period ended July 31, 2006, the Small Cap Core Fund acquired securities in its regular broker-dealers as follows:


[To be filed by Amendment]


For the fiscal period ended July 31, 2006, the Small Cap Growth Fund acquired securities in its regular broker-dealers as follows:


[To be filed by Amendment]


For the fiscal period ended July 31, 2006, the Small Cap Value Fund acquired securities in its regular broker-dealers as follows:


[To be filed by Amendment]





For the fiscal period ended July 31, 2006, the Funds paid the following brokerage commissions to brokers who also provided research services:


[To be filed by Amendment]

 FUND                   FEES PAID FOR SOFT
                        DOLLAR ARRANGEMENTS
--------------------------------------------
 All Cap Core Fund
 Balanced Fund
 Short-Term Bond Fund
 Tax Aware/All Cap Core
 Large Cap Growth
 Mid Cap Growth
 Small Cap Core
 Small Cap Growth
 Small  Cap Value


PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A portfolio turnover 100% or more generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Funds had the following portfolio turnover rates from commencement of operations through the fiscal year ended July 31, 2006:

[To be filed by Amendment]

                        PORTFOLIO TURNOVER RATES
                       --------------------------
 FUND:                  2006     2005    2004
-------------------------------------------------
 All Cap Core Fund      204.49%  95.80%  171.64%
 Balanced Fund          126.92%  78.44%  124.13%
 Short-Term Bond Fund   51.74%   96.92%  68.89%
 Tax Aware/All Cap Core
 Large Cap Growth
 Mid Cap Growth
 Small Cap Core
 Small Cap Growth
 Small  Cap Value


TAX CONSIDERATIONS

The following is a summary of certain tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here are not intended as substitutes for careful tax planning. You should consult your personal tax adviser to determine the consequences of state and local taxes, and for a more detailed assessment of federal tax consequences for your particular circumstances.

Each Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on its capital gains and net investment income distributed to shareholders. To qualify as a regulated investment company, each Fund must, among other things, receive at least 90% of its gross income each year from dividends, interest, gains from the sale or other disposition of securities and certain other types of income including, with certain exceptions, income from options and futures contracts. The Code also requires a regulated investment company to diversify its holdings. The Internal Revenue Service has not made its position clear regarding the treatment of futures contracts and options for purposes of the diversification test, and the extent to which the Fund could buy or sell futures contracts and options may be limited by this requirement.

The Code requires that all regulated investment companies pay a nondeductible 4% excise tax to the extent the regulated investment company does not distribute 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end. The required distributions are based only on the taxable income of a regulated investment company.

By law, each Fund must withhold a percentage of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so. Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, each Fund may be required to withhold federal income tax ("backup withholding") from all dividend, capital gain and/or redemption payments to such shareholder. Dividends and capital gain distributions may also be subject to backup withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to backup withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectuses.

As a result of the recent federal tax legislation, qualifying distributions occurring in 2003 and later paid out of each Fund's investment company taxable income may be taxable to noncorporate shareholders at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income and short-term capital gain. Because a portion of each Fund's income may consist of dividends paid by U.S. corporations, a portion of the distributions paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions properly designated by a Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time shareholders have held shares of the Fund. Any loss that is realized and allowed on redemption of shares of a Fund less than six months from the date of purchase of such shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. The Internal Revenue Code of 1986, as amended contains special rules on the computation of a shareholder's holding period for this purpose. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Distributions will be taxable as described above, whether paid in shares or in cash. Each distribution will be accompanied by a brief explanation of the form and character of the distribution. Shareholders will be notified annually as to the federal income tax status of distributions, and shareholders receiving distributions in the form of newly-issued shares will receive a report as to the NAV of the shares received.

A distribution may be taxable to a shareholder even if the distribution reduces the NAV of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This is more likely when shares are purchased shortly before an annual distribution of capital gain or other earnings.



CALCULATION OF PERFORMANCE DATA


AVERAGE ANNUAL TOTAL RETURN
Average annual total return quotations used in the Funds' prospectuses are calculated according to the following formula:

                                 P(1+T)n = ERV

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years;

and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)
The Funds' quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

                                P(1 + T)n = ATVD

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return (after taxes on distributions);

"n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)
The Funds' quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

                               P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return (after taxes on distributions and redemptions); "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

As of the close on business on July 14, 2006, Ernst & Young LLP is the independent registered public accounting firm of the Trust. As such, it is responsible for auditing the financial statements of the Funds. The Funds' financial statements for the fiscal year ended July 31, 2006 are incorporated herein by reference to the Funds' Annual Report dated July 31, 2006. The Funds' unaudited financial statements for the fiscal period ended January 31, 2005 are incorporated herein by reference to the Funds' Semi-annual report dated January 31, 2006. The auditor's address is: 200 Clarendon Street, Boston, MA 02116-5072.

APPENDIX


COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

 "A-1" - This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

"A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

"A-3" - Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B" - Issues rated `B' are regarded as having only speculative capacity for timely payment.

"C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

"D" - Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade to indicate the relative repayment ability of rated issuers:

"PRIME-1" - Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

"PRIME-2" - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

"PRIME-3" - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

"NOT PRIME" - Issuers rated Not Prime do not fall within any of the Prime rating categories.

Fitch's short-term debt credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these short-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.

Short-term debt credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1   HIGHEST CREDIT QUALITY. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2   GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3   FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B   SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C   HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D   DEFAULT. Denotes actual or imminent payment default.

NOTES: "+" OR "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to Short-term ratings other than `F1'. `NR' indicates that Fitch does not rate the issuer or issue in question.

`WITHDRAWN': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Thomson Bank Watch assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less. These ratings incorporate basically the same factors used for the BankWatch Issuer Ratings. There is one major difference, however: the Short-Term Debt Ratings put a greater emphasis on the likelihood of government support.

Thomson Bank Watch ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

{circle}Government guarantees
{circle}Government or quasi-government ownership or control
{circle}The degree of concentration in the banking system
{circle}Government precedent

As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be "pass/fail" but rather to provide a relative indication of creditworthiness. Therefore, obligations rated TBW-3 are still considered investment-grade.

These Short-Term Debt Ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:


"TBW-1"   "LC-1"
The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.


"TBW-2"   "LC-2"
The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.


"TBW-3"   "LC-3"
The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.


"TBW-4"   "LC-4"
The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


STANDARD & POOR'S
Standard & Poor's issue credit ratings based in varying degrees, on the following considerations:

1. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.  Nature of and provisions of the obligation; and

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

"AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"BB," "B," "CCC," "CC," AND "C" - Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

"BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

"C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

"D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"C" - The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

"P" - The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

* - Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

"R" - The `r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. - Not Rated - Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Moody's uses the following categories for long-term obligations.

"AAA" - Bonds that are rated "Aaa" to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"AA" - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

"A" - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"BAA" - Bonds that are rated "Baa" considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"BA" - Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B" - Bonds that are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

"CAA" - Bonds that are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"CA" - Bonds that are rated "Ca" represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"C" - Bonds that are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's long-term debt credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these long-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.

Long-term debt credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.


INVESTMENT GRADE
AAA   HIGHEST CREDIT QUALITY. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA   VERY HIGH CREDIT QUALITY. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A   HIGH CREDIT QUALITY. `A' ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB GOOD CREDIT QUALITY. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


SPECULATIVE GRADE
BB                          SPECULATIVE. `BB' ratings indicate that there is a
possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B   HIGHLY SPECULATIVE. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C   HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable.

`C' ratings signal imminent default.

DDD, DD, D   DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90%, and `D' the lowest recovery potential, i.e. below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect for repaying all obligations.

NOTES: "+" OR "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, or to categories below `CCC'.

`NR' indicates that Fitch does not rate the issuer or issue in question.

`WITHDRAWN': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

RATING WATCH: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Long-Term Debt Ratings assigned by Thomson Financial BankWatch also weigh heavily government ownership and support.

The quality of both the company's management and franchise are of even greater importance in the Long-Term Debt Rating decisions. Long-Term Debt Ratings look out over a cycle and are not adjusted frequently for what we believe are short-term performance aberrations.

Long-Term Debt Ratings can be restricted to local currency debt - ratings will be identified by the designation LC. In addition,

Long-Term Debt Ratings may include a plus (+) or minus (-) to indicate where within the category the issue is placed. BankWatch Long-Term Debt Ratings are based on the following scale:


INVESTMENT GRADE

"AAA"   "LC-AAA"
Indicates that the ability to repay principal and interest on a timely basis is extremely high.


"AA"   "LC-AA"
Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.


"A"   "LC-A"
Indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


"BBB"   "LC-BBB"
The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. "BBB" issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE - may be speculative in the likelihood of timely repayment of principal and interest


"BB"   "LC-BB"
While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.


"B"   "LC-B"
Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.


"CCC"   "LC-CCC"
Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.


"CC"   "LC-CC"
"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.


"D"   "LC-D"
Default.


MUNICIPAL NOTE RATINGS
A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

{circle}AMORTIZATION SCHEDULE - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and {circle}SOURCE OF PAYMENT - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

"SP-1" - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

"SP-2" - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

"SP-3" - Speculative capacity to pay principal and interest.

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.


MIG 1/VMIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.












PART C.     OTHER INFORMATION.

Item 23.     Exhibits

(a)    (i)   Certificate of Trust (1)
       (ii)  Agreement and Declaration of Trust (2)
(b)          Bylaws (2)
(c)          Instruments Defining Rights of Security Holders-Incorporated by
             reference to the Agreement and Declaration of Trust.
(d)    (i)   Investment Advisory Agreement for the MDT All Cap Core
             Fund, the MDT Balanced Growth Fund and the
             MDT Short Term Bond Fund (3)
       (ii)  Investment Advisory Agreement for the MDT Tax Aware/All Cap Core
             Fund, the MDT Large Growth Fund, the MDT Mid Cap Core Fund, the MDT
             Small Cap Core Fund, the MDT Small Cap Growth Fund and the MDT *
             Small Cap Value Fund (6)
      (iii)  Form of Interim Investment Advisory Contract for MDT All Cap Core
             Fund, MDT Tax Aware/All Cap Core Fund, MDT Large Cap Growth Fund,
             MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap
             Growth Fund, Small Cap Value Fund, MDT Balanced Fund and MDT Short-
             Term Bond Fund; (+)
(e)    (i)   Underwriting Agreement (6)
       (ii)  Distributor's Contract (+)
(f)          Bonus or Profit Sharing Contracts - Not applicable.
(g)          Custody Agreement (6)
(h)    (i)   Fund Administration Servicing Agreement (6)
       (ii)  Transfer Agent Servicing Agreement (6)
       (iii) Fund Accounting Servicing Agreement (6)
       (iv)  Power of Attorney-filed herewith (2)
       (v)   Operating Expenses Agreement
             (1)    Operating Expense Agreement (3)
             (2)    Amended Operating Expense Agreement (6)
       (vi)  Prospect Servicing Agreement (3)
(i)    Opinion and Consent of Counsel (7)
(j)    Consent of Independent Public Accountants - Filed herewith.
(k)    Omitted Financial Statements -Not applicable
(l)    Agreement Relating to Initial Capital (2)
(m)    Rule 12b-1 Plan
       (i)   Rule 12b-1 Plan (5)
       (ii)  Amended Rule 12b-1 Plan (7)
       (iii) Amended and Restated Distribution Plan (12b-1 Plan) (+)
(n)    Rule 18f-3 Plan
       (i)   Rule 18f-3 Plan (5)
       (ii)  Amended Rule 18f-3 Plan (6)
       (iii) Amended Rule 18f-3 Plan (+)
       (o)   Reserved.
(p)    (i)   Code of Ethics for Registrant (2)
       (ii)  Code of Ethics for Adviser (2)

(+) Exhibit is being filed electronically with registration statement; indicate by footnote

(1) Incorporated by reference to Registrant's Initial Registration Statement on Form N-1A (Registrant's File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on July 2, 2002.

(2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (Registrant's File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on August 20, 2002.

(3) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (Registrant's File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on September 10, 2002.

(4) Incorporated by reference to Registrant's Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (Registrant's File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on September 11, 2002.

(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (Registrant's File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on December 24, 2002.

(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (Registrant's File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on August 26, 2005.

(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A (Registrant's File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on September 16, 2005.

Item 24.     Persons Controlled by or Under Common Control with the Fund:

             None.

Item 25.     Indemnification.

             Reference is made to Article X of the Registrant's Declaration of Trust. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:
             "Insofar
             as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.     Business and Other Connections of the Investment Adviser.

             For a description of the other business of the investment adviser, see the section entitled "Management of the Funds" in Part A. The affiliations with the Registrant of one of the Trustees of the investment adviser is included in Part B of this Registration Statement under "Management of the Funds" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                         John B. Fisher

Vice Chairman                                        Gordon Ceresino

Secretary:                                           John D. Johnson

Treasurer:                                           Denis McAuley III


Assistant Treasurer:                                 Lori A. Hensler

             The business address of each of the Officers of the investment adviser is 125 Cambridge Park Drive, Cambridge, MA 02140.

Item 27.     Principal Underwriters:

             (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                    Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Managed Pool Series; Federated MDT Series; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.

         (b)

          (1)                           (2)                          (3)
Positions and Offices                                     Positions and Offices
  With Distributor                     Name                   With Registrant
_____________________           _________________         ______________________

Chairman:                       Richard B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:         Thomas R. Donahue

President and Director:         Thomas E. Territ

Vice President and Director:    Peter J. Germain

Treasurer and Director:         Denis McAuley III

Senior Vice Presidents:         Michael Bappert
                                Richard W. Boyd
                                Laura M. Deger
                                Peter W. Eisenbrandt
                                Theodore Fadool, Jr.
                                Christopher Fives
                                James S. Hamilton
                                James M. Heaton
                                Harry J. Kennedy
                                Anne H. Kruczek
                                Amy Michaliszyn
                                Keith Nixon
                                Solon A. Person, IV
                                Colin B. Starks
                                Robert F. Tousignant
                                Paul Uhlman

Vice Presidents:                Irving Anderson
                                Dan Berry
                                John B. Bohnet
                                Edward R. Bozek
                                Jane E. Broeren-Lambesis
                                Daniel Brown
                                Bryan Burke
                                David J. Callahan
                                Mark Carroll
                                Dan Casey
                                Scott Charlton
                                Steven R. Cohen
                                James Conely
                                Kevin J. Crenny
                                G. Michael Cullen
                                Beth C. Dell
                                Ron Dorman
                                Donald C. Edwards
                                Lee England
                                Timothy Franklin
                                Jamie Getz
                                Scott Gundersen
                                Peter Gustini
                                Dayna C. Haferkamp
                                Raymond J. Hanley
                                Vincent L. Harper, Jr.
                                Bruce E. Hastings
                                Christopher L. Johnston
                                Jeffrey S. Jones
                                Michael W. Koenig
                                Ed Koontz
                                Christopher A. Layton
                                Michael H. Liss
                                Michael R. Manning
                                Michael Marcin
                                Martin J. McCaffrey
                                Mary A. McCaffrey
                                Richard C. Mihm
                                Vincent T. Morrow
                                Doris T. Muller
                                Alec H. Neilly
                                Rebecca Nelson
                                James E. Ostrowski
                                Stephen Otto
                                Brian Paluso
                                Mark Patsy
                                Robert F. Phillips
                                Chris Randal
                                Josh Rasmussen
                                Richard A. Recker
                                Ronald Reich
                                Christopher Renwick
                                Diane M. Robinson
                                Brian S. Ronayne
                                Timothy A. Rosewicz
                                Thomas S. Schinabeck
                                Edward J. Segura
                                Peter Siconolfi
                                Edward L. Smith
                                John A. Staley
                                Mark Strubel
                                William C. Tustin
                                Michael Vahl
                                David Wasik
                                G. Walter Whalen
                                Stephen White
                                Jeff Wick
                                Patrick M. Wiethorn
                                Lewis Williams
                                Edward J. Wojnarowski
                                Michael P. Wolff
                                Erik Zettlemayer
                                Paul Zuber

Assistant Vice Presidents:      Robert W. Bauman
                                Charles L. Davis, Jr.
                                William Rose

Secretary:                      C. Todd Gibson

Assistant Treasurer:            Lori A. Hensler
                                Richard A. Novak

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

          (c)     Not applicable

Item 28.     Location of Accounts and Records.
             The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:
Registrant's Investment Adviser
Federated MDTA Advisers LLC
125 Cambridge Park Drive
Cambridge, MA 02140

Registrant's Custodian Administrator and Fund Accountant,
State Street Bank and Trust Company
P.O. box 8600
Boston, MA 02266-8600

Registrant's Distributor
Federated Securities Corp.
1001 Liberty Ave.
Pittsburgh, PA 15222


Item 29.     Management Services Not Discussed in Parts A and B.
             Not applicable.

Item 30.     Undertakings.
             Not applicable.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, CASH TRUST SERIES, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of September 2006.
                                   MDT FUNDS
                            By: /s/ R. Schorr Berman
                                R. Schorr Berman
                                   President

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


                                   MDT FUNDS
                            By: /s/ R. Schorr Berman
                                R. Schorr Berman
                                   President


    NAME                                TITLE

R. Schorr Bermann*                      President and Trustee


John C. Duane*                          Treasurer and Chief Compliance Officer

Albert H. Elfner, III*                  Trustee and Board Chairman

R. John Fletcher*                       Trustee


C. Roderick O'Neil*                     Trustee

Harland A. Riker, JR. *                 Trustee

* By: /s/ R. Schorr Berman
R. Schorr Berman

Attorney-in-Fact pursuant to the Power of Attorney filed with Pre-Effective Amendment No. 1 to the Registrant's
Registration Statement on Form N-1A (Registrant's File Nos. 333-91856 and 811-21141) filed with the Securities and Exchange Commission on August 20, 2002 and incorporated by reference herein and the Power of Attorney filed herewith.